                                                      REGISTRATION NO. 33-83750
                                                     REGISTRATION NO. 811-08754
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 47                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [X]
                             AMENDMENT NO. 145                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X]On April 29, 2016 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 47 ("PEA") to the Form N-4 Registration Statement No. 33-83750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO PROSPECTUSES FOR ACCUMULATOR(R)


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This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and any supplement since the most recent prospectus, including this Supplement, are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and the Supplements are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in a supplement. You should read this Supplement in conjunction with your most recent prospectus and any other intervening supplements. The contract should also be read carefully.

WITH LIMITED EXCEPTIONS, WE NO LONGER ACCEPT CONTRIBUTIONS TO THE CONTRACTS. WE CURRENTLY CONTINUE TO ACCEPT CONTRIBUTIONS TO: (I) QP CONTRACTS; AND (II) ALL CONTRACTS ISSUED IN THE STATE OF MARYLAND. REFERENCES TO CONTRIBUTIONS IN THIS PROSPECTUS ARE FOR THE BENEFIT OF CONTRACT OWNERS CURRENTLY ELIGIBLE TO CONTINUE MAKING CONTRIBUTIONS TO THE CONTRACTS.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2016. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling
(800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) effect of your account value falling to zero; (6) tax information; (7) updated information on AXA Equitable; (8) legal proceedings; (9) distribution of the contracts; (10) guaranteed benefit offers; (11) incorporation of certain documents by reference; (12) financial statements; (13) condensed financial information; (14) hypothetical illustrations; and (15) other considerations.


                                                                         #31603

(1)HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
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 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
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 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
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 REPORTS WE PROVIDE:

..   written confirmation of financial transactions;

..   statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.
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 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:


..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options;

..   the daily unit values for the variable investment options; and


..   performance information regarding the variable investment options.


You can also:

..   change your allocation percentages and/or transfer among the investment options;

..   elect to receive certain contract statements electronically;


..   enroll in, modify or cancel a rebalancing program;

..   change your address;

..   change your password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).

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 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE CONTACT ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES FOR MORE INFORMATION.
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(2)INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS


We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios.


As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled " Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under " Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

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 AXA PREMIER VIP
 TRUST -                                                                  INVESTMENT MANAGER (OR
 CLASS B SHARES                                                           SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                            AS APPLICABLE)                 MANAGEMENT
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AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
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AXA CONSERVATIVE     Seeks to achieve a high level of current income.     .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                  Management Group, LLC
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AXA                  Seeks to achieve current income and growth of        .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  capital, with a greater emphasis on current income.      Management Group, LLC
  ALLOCATION
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AXA MODERATE         Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income.                                          Management Group, LLC
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AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and  .   AXA Equitable Funds        (check mark)
  ALLOCATION         current income, with a greater emphasis on capital       Management Group, LLC
                     appreciation.

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 EQ ADVISORS TRUST                                                             INVESTMENT MANAGER
 CLASS IB SHARES                                                               (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
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AXA 400 MANAGED      Seeks to achieve long-term growth of capital with an      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing            .   AXA Equitable Funds
                     volatility in the Portfolio.                                  Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
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AXA 2000 MANAGED     Seeks to achieve long-term growth of capital with an      .   AllianceBernstein L.P.     (check mark)
  VOLATILITY         emphasis on risk-adjusted returns and managing            .   AXA Equitable Funds
                     volatility in the Portfolio.                                  Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
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AXA/AB SHORT         Seeks to achieve a balance of current income and          .   AllianceBernstein L.P.
  DURATION           capital appreciation, consistent with a prudent level of
  GOVERNMENT BOND    risk.
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AXA/AB SMALL CAP     Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  GROWTH
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AXA/FRANKLIN         Seeks to maximize income while maintaining prospects      .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED   for capital appreciation with an emphasis on risk-            Management Group, LLC
  VOLATILITY         adjusted returns and managing volatility in the           .   BlackRock Investment
                     Portfolio.                                                    Management, LLC
                                                                               .   Franklin Advisers, Inc.
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AXA/FRANKLIN SMALL   Seeks to achieve long-term total return with an           .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED  emphasis on risk-adjusted returns and managing                Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                              .   BlackRock Investment
                                                                                   Management, LLC
                                                                               .   Franklin Advisory
                                                                                   Services, LLC
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 EQ ADVISORS TRUST                                                         INVESTMENT MANAGER
 CLASS IB SHARES                                                           (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)                 MANAGEMENT
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AXA/FRANKLIN         Primarily seeks capital appreciation and secondarily  .   AXA Equitable Funds        (check mark)
  TEMPLETON          seeks income.                                             Management Group, LLC
  ALLOCATION
  MANAGED VOLATILITY
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AXA GLOBAL EQUITY    Seeks to achieve long-term capital appreciation with  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY an emphasis on risk-adjusted returns and managing         Management Group, LLC
                     volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Morgan Stanley Investment
                                                                               Management Inc.
                                                                           .   OppenheimerFunds, Inc.
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AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  CORE MANAGED       emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   EARNEST Partners, LLC
                                                                           .   Federated Global
                                                                               Investment Management
                                                                               Corp.
                                                                           .   Massachusetts Financial
                                                                               Services Company d/b/a
                                                                               MFS Investment Management
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AXA INTERNATIONAL    Seeks to provide current income and long-term growth  .   AXA Equitable Funds        (check mark)
  VALUE MANAGED      of income, accompanied by growth of capital with an       Management Group, LLC
  VOLATILITY         emphasis on risk-adjusted returns and managing        .   BlackRock Investment
                     volatility in the Portfolio.                              Management, LLC
                                                                           .   Northern Cross, LLC
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AXA LARGE CAP CORE   Seeks to achieve long-term growth of capital with an  .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing            Management Group, LLC
                     volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Capital Guardian Trust
                                                                               Company
                                                                           .   Thornburg Investment
                                                                               Management, Inc.
                                                                           .   Vaughan Nelson Investment
                                                                               Management
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AXA LARGE CAP        Seeks to provide long-term capital growth with an     .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED     emphasis on risk-adjusted returns and managing            Management Group, LLC
  VOLATILITY         volatility in the Portfolio.                          .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Loomis, Sayles & Company,
                                                                               L.P.
                                                                           .   T. Rowe Price Associates,
                                                                               Inc.
                                                                           .   Wells Capital Management,
                                                                               Inc.
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AXA LARGE CAP VALUE  Seeks to achieve long-term growth of capital with an  .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing        .   AXA Equitable Funds
                     volatility in the Portfolio.                              Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Massachusetts Financial
                                                                               Services Company d/b/a
                                                                               MFS Investment Management
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 EQ ADVISORS TRUST                                                           INVESTMENT MANAGER
 CLASS IB SHARES                                                             (OR SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
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AXA MID CAP VALUE    Seeks to achieve long-term capital appreciation with    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY an emphasis on risk adjusted returns and managing           Management Group, LLC
                     volatility in the Portfolio.                            .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Diamond Hill Capital
                                                                                 Management, Inc.
                                                                             .   Wellington Management
                                                                                 Company, LLP
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AXA/MUTUAL LARGE     Seeks to achieve capital appreciation, which may        .   AXA Equitable Funds        (check mark)
  CAP EQUITY         occasionally be short-term, with an emphasis on risk        Management Group, LLC
  MANAGED VOLATILITY adjusted returns and managing volatility in the         .   BlackRock Investment
                     Portfolio.                                                  Management, LLC
                                                                             .   Franklin Mutual Advisers,
                                                                                 LLC
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AXA/TEMPLETON        Seeks to achieve long-term capital growth with an       .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY      emphasis on risk adjusted returns and managing              Management Group, LLC
  MANAGED VOLATILITY volatility in the Portfolio.                            .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Templeton Investment
                                                                                 Counsel, LLC
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EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital appreciation.        .   Calvert Investment
  RESPONSIBLE                                                                    Management Inc.
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EQ/COMMON STOCK      Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 3000(R) Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 3000(R) Index.
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EQ/CORE BOND INDEX   Seeks to achieve a total return before expenses that    .   SSgA Funds Management,
                     approximates the total return performance of the            Inc.
                     Barclays U.S. Intermediate Government/Credit Bond
                     Index, including reinvestment of dividends, at a risk
                     level consistent with that of the Barclays U.S.
                     Intermediate Government/Credit Bond Index.
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EQ/EQUITY 500 INDEX  Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
                     approximates the total return performance of the
                     Standard & Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a risk level
                     consistent with that of the Standard & Poor's 500
                     Composite Stock Price Index.
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EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.                  .   GAMCO Asset Management,
  AND ACQUISITIONS                                                               Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.                 .   GAMCO Asset Management,
  COMPANY VALUE                                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that    .   AXA Equitable Funds
  GOVERNMENT BOND    approximates the total return performance of the            Management Group, LLC
                     Barclays U.S. Intermediate Government Bond Index,       .   SSgA Funds Management,
                     including reinvestment of dividends, at a risk level        Inc.
                     consistent with that of the Barclays U.S. Intermediate
                     Government Bond Index.
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EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that  .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a
                     composite index comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX Index, and
                     10% S&P/ASX 200 Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     composite index.
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 EQ ADVISORS TRUST
 CLASS IB SHARES                                                                 INVESTMENT MANAGER (OR         VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the
                     Russell 1000(R) Growth Index, including reinvestment of
                     dividends at a risk level consistent with that of the
                     Russell 1000(R) Growth Index.
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EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that        .   SSgA Funds Management,
  INDEX              approximates the total return performance of the                Inc.
                     Russell 1000(R) Value Index, including reinvestment of
                     dividends, at a risk level consistent with that of the
                     Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that        .   SSgA Funds Management,
                     approximates the total return performance of the                Inc.
                     Standard & Poor's Mid Cap 400 Index, including
                     reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(1)/ Seeks to obtain a high level of current income,             .   The Dreyfus Corporation
                     preserve its assets and maintain liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                            .   Morgan Stanley Investment
  MID CAP GROWTH                                                                     Management Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with        .   AllianceBernstein L.P.
                     moderate risk to capital.                                   .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   Pacific Investment
                                                                                     Management Company LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before           .   AllianceBernstein L.P.
  INDEX              expenses) the total return of the Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.               .   Allianz Global Investors
  TECHNOLOGY                                                                         U.S. LLC
                                                                                 .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   SSgA Funds Management,
                                                                                     Inc.
                                                                                 .   Wellington Management
                                                                                     Company, LLP
---------------------------------------------------------------------------------------------------------------------------





(1)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

(3)THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal year  Lowest Highest
2015, if applicable, and for the underlying portfolios./(1)/                                0.61%  1.39%
----------------------------------------------------------------------------------------------------------

(1)The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus/SM/) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,061   $1,602    $2,169    $3,902    $361  $1,102  $1,869   $3,902
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  979   $1,359    $1,769    $3,132    $279  $  859  $1,469   $3,132
---------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.

(4)IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

If you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, an allocation to any investment option that rolls up at lower rate, such as 3% or 4%, will effectively reduce the growth rate of your guaranteed benefit. Generally, the EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at a lower rate (the "lower Roll-Up rate options"). All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, or your contract, or consult with your financial professional.

DOLLAR-FOR-DOLLAR WITHDRAWAL SERVICE

If you have at least one guaranteed benefit where withdrawals reduce the benefit base on a dollar-for-dollar basis, you may request a one-time lump sum or systematic withdrawal through our Dollar-for-Dollar Withdrawal Service. Withdrawals under this automated withdrawal service will never result in a pro-rata reduction of the guaranteed benefit base, and will never terminate the no-lapse guarantee if your contract had the no-lapse guarantee prior to utilizing this service and provided that you do not take any withdrawals outside the service. Systematic withdrawals set up using the Dollar-for-Dollar Withdrawal Service adjust automatically to account for financial transactions that may otherwise have an adverse impact on your guaranteed benefits, and, for certain types of withdrawals, adjust automatically to increase the withdrawal amount.

You may use the Dollar-for-Dollar Withdrawal Service to elect a one-time lump sum withdrawal or to enroll in systematic withdrawals at monthly, quarterly, or annual intervals. If you take withdrawals using this service, you must choose whether you want your withdrawal to be calculated to: (i) preserve the Roll-up benefit base as of the last contract date anniversary (or the benefit base as of the withdrawal transaction date); or (ii) take the full dollar-for-dollar withdrawal amount available under the contract to avoid a pro-rata reduction of the guaranteed benefit base.

..   ROLL-UP BENEFIT BASE PRESERVATION: You can request a withdrawal that will preserve the Roll-up benefit base as of the last contract anniversary or the withdrawal transaction date. In general, this amount will be less than the Roll-up rate times the last contract date anniversary benefit base. This calculation results from the fact that the Roll-up benefit base rolls up daily. If a withdrawal is taken on any day prior to the last day of the contract year, the daily roll-up rate will be applied going forward to the reduced benefit base. Therefore, the benefit base is only fully increased by an annual amount that equals the roll-up rate times the prior contract date anniversary benefit base if there have been no withdrawals during that year.

   Because the Roll-up benefit base no longer rolls up after the age noted in your contract any withdrawals you take at such age will always reduce your benefit base. You must stop taking withdrawals after age 85, if you wish to preserve your benefit base

..   FULL DOLLAR-FOR-DOLLAR: You can request to withdraw the full dollar-for-dollar withdrawal amount. Full dollar-for-dollar withdrawals reduce the guaranteed benefit base and cause the value of the benefit base on the next contract date anniversary to be lower than the prior contract date anniversary, assuming no additional contributions or resets have occurred. In general, taking full dollar-for-dollar withdrawals will cause a reduction to the guaranteed benefit base over time and decrease the full dollar-for-dollar withdrawal amount available in subsequent contract years. The reduction in dollar-for-dollar amounts is due to amounts being withdrawn prior to earning the full year's annual compounded Roll-up rate. Although the benefit base will reduce over time, full dollar-for-dollar withdrawals taken through the service always reduce the benefit base in the amount of the withdrawal and never more than the withdrawal amount.

   If you are over the age at which your Roll-up benefit base no longer increases, your benefit base is no longer credited with the annual roll-up rate, so even withdrawals based on the Full dollar-for-dollar calculation will significantly reduce the value of your benefit. Every withdrawal you take will permanently reduce your Roll-up benefit base by at least the full amount of the withdrawal.

If you request a withdrawal calculation that preserves your roll up benefit base, the Dollar-for-Dollar Withdrawal Service adjusts for investment options to which a lower Roll-up rate applies. If you want to preserve your roll up benefit base and you elected a guaranteed benefit that provides a 4%, 5%, or 6% (or greater) roll-up, allocations of account value to any lower Roll-up option will generally reduce the amount of withdrawals under the Dollar-for-Dollar Withdrawal Service.

We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

There is no charge to use the Dollar-for-Dollar Withdrawal Service. Currently, we do not charge for quotes from the Dollar-for-Dollar Withdrawal Service but reserve the right to charge for such quotes upon advance notice to you. Please speak with your financial professional or call us for additional information about the Dollar-for-Dollar Withdrawal Service.

WITHDRAWALS AFTER THE AGE WHICH YOUR GUARANTEED MINIMUM DEATH BENEFIT BASE STOPS INCREASING. If your death benefit base is no longer eligible to increase due to your age, any further withdrawals will permanently reduce the value of your benefit. As a result, if you have a Guaranteed minimum death benefit based on a Roll-up benefit base:

..   You can no longer take withdrawals and preserve the benefit base.

..   You should stop taking withdrawals if you wish to maintain the value of the benefit.

..   If you want to continue taking withdrawals, you can ensure that those withdrawals will reduce your benefit base on a dollar-for-dollar rather than pro rata basis by enrolling in the full dollar-for-dollar withdrawal service.

..   The maximum amount you are able to withdraw each year without triggering a pro rata reduction in your benefit base will decrease. If you do not enroll in the full dollar-for-dollar withdrawal service and want to ensure that your withdrawals reduce your benefit base on a dollar-for-dollar basis, you should make sure that the sum of your withdrawals in a contract year is equal to or less than the value of the applicable Roll-up rate times your benefit base on your most recent contract date anniversary.

If you have the Annual Ratchet death benefit, it is always reduced pro rata by withdrawals, regardless of your age. However, like the Roll-up benefit base, the Annual Ratchet benefit base will no longer be eligible to increase. It will be permanently reduced by all withdrawals.

If you do not use the Dollar-for-Dollar Withdrawal Service, you may reduce your benefits more than you intend.

GUARANTEED MINIMUM DEATH BENEFIT

Even after the Roll-Up to age 85 benefit base stops rolling up, the associated Guaranteed minimum death benefit will remain in effect. We will continue to deduct the charge for the Guaranteed minimum death benefit, and if the contract owner subsequently dies while the contract is still in effect, we will pay a death benefit equal to the higher of the account value and the applicable Guaranteed minimum death benefit base amount.

(5)EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose, if elected, your Guaranteed minimum income benefit, Guaranteed minimum death benefit and any other applicable guaranteed benefits. If your account value is low, we strongly urge you to contact your financial professional or us to determine the appropriate course of action prior to your next contract date anniversary. Your options may include stopping withdrawals or exercising your guaranteed benefits. If your contract was issued in Maryland, you may be able to prevent termination of your contract by making a contribution under certain circumstances. Please call our processing office to determine if this applies to your contract.

GUARANTEED MINIMUM INCOME BENEFIT. We deduct guaranteed benefit and annual administrative charges from your account value on your contract date anniversary, while you can exercise the Guaranteed minimum income benefit, if eligible, only during the 30 day period following your contract date anniversary. Therefore, if your account value is not sufficient to pay all charges on your next contract date anniversary, you will not have an opportunity to exercise your Guaranteed minimum income benefit.

(6)TAX INFORMATION

FATCA


Even though the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


HOW YOU CAN MAKE CONTRIBUTIONS (FOR MARYLAND CONTRACTS ONLY)


..   Regular contributions to traditional IRAs and Roth IRAs are limited to
    $5,500 for the calendar year 2016.


..   Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70 1/2.

..   Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

..   Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer
    Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


ADDITIONAL INFORMATION RELATING TO 1035 EXCHANGES. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

(7)UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(8)LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(9)DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.
1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

(10)GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

(11)INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2015 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

(12)FINANCIAL STATEMENTS

The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(13)CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2015. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



----------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2015        2014        2013   2012   2011   2010   2009   2008   2007   2006
----------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.54      $12.08      $11.25 $12.17 $10.68 $11.76 $ 9.39 $ 6.72 $12.07 $10.93
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        201         225         240    174    207    245    277    314    387    519
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        282         316         395    286    292    323    367    426    492    721
----------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.48      $12.26      $11.95     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        408         448         505     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,846       2,138       2,480     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.87      $15.34      $14.85 $11.91 $10.57 $11.58 $10.38 $ 8.27 $13.79 $13.16
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        436         466         531    564    678    748    815    844    603    595
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        847         939       1,029  1,067  1,284  1,466  1,542  1,566  1,649  1,595
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.19      $12.39      $12.24 $11.89 $11.53 $11.47 $10.84 $10.00 $11.39 $10.92
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,022       1,134       1,181  1,350  1,400  1,316  1,165    780    434    343
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,500       1,457       1,805  2,052  2,363  2,720  2,398  2,542  1,016    438
----------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.84      $13.10      $12.88 $11.84 $11.18 $11.41 $10.61 $ 9.40 $11.82 $11.36
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        802         841         972    928    909  1,003    862    798    636    456
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        720         782         961  1,404  1,195  1,201  1,190  1,565    974    946
----------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.84      $21.50      $21.43 $18.05 $15.64 $18.08 $16.45 $11.11 $26.41 $18.85
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        767         831         955    874  1,002  1,142  1,252  1,341  1,728  1,993
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        912       1,036       1,194  1,172  1,233  1,401  1,671  1,671  2,238  2,967
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2015        2014        2013   2012   2011   2010   2009   2008   2007   2006
----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.29      $13.02      $14.08 $12.15 $10.59 $12.92 $11.99 $ 8.98 $16.51 $14.52
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        574         612         679    285    323    357    414    429    388    502
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,152       1,327       1,496  1,178  1,338  1,473  1,671  1,946  2,344  3,119
----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.57      $19.44      $21.23 $18.04 $15.56 $18.82 $17.99 $14.00 $24.89 $22.90
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        392         424         463    518    588    682    750    848  1,077  1,280
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,905       2,142       2,312  2,609  2,912  3,272  3,639  4,114  4,966  6,421
----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.27      $14.41      $13.09 $10.08 $ 8.89 $ 9.41 $ 8.35 $ 6.69 $10.84 $10.58
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,311       1,418       1,572    156    171    192    218    255    332    411
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,321       7,263       8,007  1,077  1,207  1,380  1,599  1,960  2,567  3,675
----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $25.23      $24.58      $22.43 $16.80 $14.97 $15.75 $13.95 $10.49 $17.21 $15.09
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      2,079       2,352       2,686  1,298  1,421  1,494  1,678  1,885  2,262  2,809
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,303       5,019       5,622  4,087  4,619  2,743  3,051  3,436  4,084  5,280
----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.30      $19.32      $17.45 $13.35 $11.68 $12.48 $11.22 $ 9.45 $16.90 $17.95
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      4,224       4,703       5,353  3,301  3,714  4,243  4,867  5,687  7,503  2,657
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      6,429       7,338       8,270  2,452  2,804  3,217  3,670  4,274  5,583  6,430
----------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $23.49      $24.69      $22.57 $17.20 $14.69 $16.45 $13.61 $10.16 $17.04 $17.55
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        671         731         816    761    853    948  1,067  1,128  1,472  1,921
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        526         594         671    545    622    732    838    780  1,031  1,465
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $55.77      $57.04      $56.12 $50.29 $46.86 $48.66 $44.88 $38.88 $52.19 $49.78
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,066       1,187       1,315  1,412  1,547  1,688  1,783  1,952  2,239  2,505
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        782         851         906    987  1,058  1,183  1,234  1,346  1,500  1,399
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2015        2014        2013   2012   2011   2010   2009   2008   2007   2006
----------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.36      $14.75      $14.41 $12.19 $11.08 $11.82 $10.74 $ 8.93 $13.27 $12.64
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,813       2,012       2,176  2,545  2,807  3,183  3,362  3,168  2,958  1,913
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,514       2,853       3,399  3,445  4,167  4,151  5,278  5,241  6,731  6,975
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.50      $ 9.67      $ 9.86 $10.70 $10.69 $10.85 $10.91 $10.24 $10.82 $ 9.84
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        651         590         706    827    919  1,111  1,232    991    393    330
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        845       1,036       1,193  1,311  1,490  1,624  1,795  1,173    444    431
----------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $29.95      $31.27      $30.61 $22.45 $19.69 $20.09 $15.28 $11.42 $20.92 $18.17
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        377         443         487    521    563    635    674    781    916  1,201
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        853         985       1,105  1,312  1,490  1,663  1,789  2,048  2,476  3,532
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.25      $12.81      $12.23 $10.82 $ 9.86 $ 9.99 $ 9.10 $ 7.06 $10.50 $10.43
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        643         637         533    459    470    474    537    578    609    222
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        741         802         780    601    603    457    550    474    444    141
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.79      $13.88      $13.77 $10.21 $ 8.86 $ 9.94 $ 8.11 $ 6.41 $ 9.75 $10.82
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         31          35          43     45     54     62     66     86     33      8
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         57          64         149     75     87     88     99    170     47     14
----------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.58      $11.04      $10.61 $ 8.72 $ 7.71 $ 8.18 $ 7.51 $ 5.92 $ 9.52     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        217         224         269    288    299    269    261    282    245     --
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        479         496         456    471    505    548    558    619    308     --
----------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.61      $13.10      $12.10 $ 9.49 $ 8.42 $ 8.94 $ 8.09 $ 6.56 $10.74 $10.71
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         99         113         127    134    157    164    191    210    225     50
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        100         106         109    120    134    146    173    193    210     92
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                       -----------------------------------------------------------------------------------------
                                        2015         2014         2013    2012    2011    2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.04      $ 11.50      $ 11.53 $  9.20 $  7.82 $  8.64 $  8.11 $  6.32 $ 10.83 $ 10.76
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             159          162          137     106     118     106     121     113     136      61
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             162          170          173     167     158     172     165     189     228      98
--------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 12.99      $ 13.10      $ 11.69 $  8.82 $  7.66 $  7.74 $  6.98 $  5.40 $ 10.00 $  9.04
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              22           25           22      18      19      19      31      30      44      46
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             103          123           76      77      77      91     113     132     126     157
--------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------------------------
   Unit value                          $352.40      $357.42      $323.33 $247.42 $216.98 $218.78 $191.39 $151.18 $272.69 $267.14
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             208          227          248     269     299     336     384     430     529     687
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             238          270          301     337     378     428     486     555     670     876
--------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.15      $ 14.28      $ 14.14 $ 14.56 $ 14.31 $ 13.84 $ 13.26 $ 13.09 $ 14.57 $ 14.33
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,321        1,483        1,604     506     568     629     699     758   1,111   1,273
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,403        3,767        4,221   2,525   2,887   3,265   3,654   4,114   5,253   6,838
--------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 43.99      $ 44.25      $ 39.70 $ 30.60 $ 26.92 $ 26.88 $ 23.82 $ 19.19 $ 31.03 $ 29.97
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             778          831          890     952   1,051   1,137   1,262   1,388   1,714   2,138
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           1,639        1,873        2,058   2,244   2,569   2,893   3,275   3,764   4,648   6,213
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.47      $ 14.30      $ 14.26 $ 13.02 $ 12.54 $ 12.55 $ 11.60 $ 10.08 $ 11.86 $ 11.63
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             127          141          152     160     168     154     137     137     178     114
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             113          131          168     163     177     167      84      66      77      74
--------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 53.20      $ 57.19      $ 56.25 $ 40.99 $ 35.26 $ 37.03 $ 28.30 $ 20.28 $ 29.65 $ 27.50
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             199          231          262     267     283     281     280     264     267     191
--------------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             199          231          253     252     273     289     281     295     311     141
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2015        2014        2013   2012   2011   2010   2009   2008   2007   2006
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.16      $20.34      $20.31 $20.93 $21.02 $20.23 $19.68 $20.41 $19.97 $18.95
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        284         320         364    433    470    565    690    860  1,014  1,287
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        212         251         296    342    396    416    524    571    579    773
----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.56      $14.04      $15.29 $12.76 $11.13 $12.84 $12.38 $ 9.87 $20.30 $18.42
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,183       1,242       1,320  1,422  1,578  1,762  1,967  2,218  2,628  3,112
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        888         842         885    901  1,015  1,145  1,319  1,498  1,872  2,019
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.00      $12.56      $11.35 $ 8.68 $ 7.67 $ 7.60 $ 6.64 $ 4.94 $ 7.86 $ 6.99
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,467       1,588       1,755  1,927  2,110  2,261  2,596  2,797  3,381  4,248
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,761       1,923       2,124  2,392  2,679  3,016  3,463  4,108  4,849  6,383
----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.22      $ 9.78      $ 8.80 $ 6.78 $ 5.89 $ 5.99 $ 5.30 $ 4.51 $10.56 $11.38
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        395         415         398    352    385    225    239    156    159    136
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        502         498         465    403    542    137    136    147    156    182
----------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $27.82      $28.20      $28.59 $28.98 $29.38 $29.78 $30.18 $30.60 $30.37 $29.41
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        243         300         347    378    510    571    813  1,288    949  1,040
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        851         819         950  1,055  1,247  1,398  1,654  2,696  2,271  2,410
----------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.63      $22.13      $22.59 $16.53 $15.41 $16.92 $12.97 $ 8.37 $16.10 $13.34
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        212         234         274    299    333    332    311    208    175     74
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        208         305         309    366    463    512    470    294    336    109
----------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.71      $16.90      $16.65 $17.27 $17.05 $17.08 $16.29 $15.57 $16.89 $16.38
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        689         773         856    221    260    306    328    223    293    353
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        629         743         858    301    344    392    425    324    436    459
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2015        2014        2013   2012   2011   2010   2009   2008   2007   2006
----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $23.74      $25.22      $24.38 $17.98 $15.78 $16.66 $13.42 $10.79 $16.60 $17.14
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        298         309         354    385    434    480    536    558    662    793
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        484         517         585    599    657    744    864    995  1,203  1,660
----------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $19.33      $18.43      $16.46 $12.30 $11.00 $11.71 $10.08 $ 6.45 $12.36 $10.60
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        304         321         350    392    422    430    469    444    513    609
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        340         354         373    443    491    551    657    537    647    737
----------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              2015    2014    2013    2012    2011    2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.48 $ 12.04 $ 11.24 $ 11.90 $ 10.47 $ 11.54 $  9.24 $  6.62 $ 11.92 $10.82
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         332     357     398     312     349     414     445     535     685    807
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,613   2,600   2,957   2,318   2,342   2,479   2,357   1,770   1,398    884
---------------------------------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.42 $ 12.22 $ 11.93      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         310     356     456      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,317   4,717   5,581      --      --      --      --      --      --     --
---------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.51 $ 15.00 $ 14.55 $ 11.69 $ 10.40 $ 11.42 $ 10.26 $  8.19 $ 13.68 $13.09
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         387     437     464     515     610     715     734     667     566    265
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      26,544  28,636  32,170  35,500  39,758  44,516  47,988  44,143  31,080  6,793
---------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.90 $ 12.12 $ 12.00 $ 11.68 $ 11.34 $ 11.31 $ 10.71 $  9.90 $ 11.30 $10.85
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,128   1,288   1,354   1,529   1,345   1,265   1,146     992     549    334
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      15,103  16,844  20,639  27,024  26,538  25,752  25,907  18,171   4,087  1,202
---------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.54 $ 12.82 $ 12.62 $ 11.63 $ 11.00 $ 11.25 $ 10.48 $  9.30 $ 11.73 $11.29
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         773     860     984   1,012     933   1,057     999     779     627    429
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      13,391  14,883  17,375  20,583  20,717  20,999  20,920  16,064   7,023  2,537
---------------------------------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 20.08 $ 20.76 $ 20.73 $ 17.50 $ 15.19 $ 17.60 $ 16.04 $ 10.86 $ 25.86 $18.50
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         624     716     810     813     908   1,057   1,240   1,328   1,520  1,689
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,965   7,518   8,620   7,373   7,953   8,828   9,622   8,369   5,992  2,602
---------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 11.88 $ 12.62 $ 13.67 $ 11.81 $ 10.32 $ 12.62 $ 11.73 $  8.81 $ 16.22 $14.30
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         593     631     698     281     327     360     418     371     338    355
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      10,657  11,444  12,569   5,881   6,307   6,351   6,484   4,686   3,598  2,904
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                    -------------------------------------------------------------------------------------
                                     2015    2014     2013     2012     2011     2010     2009     2008    2007    2006
-------------------------------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 17.88 $ 18.76 $  20.53 $  17.47 $  15.11 $  18.30 $  17.53 $  13.67 $ 24.36 $ 22.46
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       369     373      416      479      556      605      665      781   1,017   1,158
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     3,535   3,723    4,007    4,684    5,124    5,532    5,490    5,347   4,881   3,580
-------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 13.79 $ 13.95 $  12.70 $   9.80 $   8.66 $   9.18 $   8.17 $   6.56 $ 10.64 $ 10.41
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     1,054   1,192    1,372      176      190      221      246      276     327     412
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    12,039  13,463   15,486    2,088    2,282    2,525    2,683    2,845   3,557   4,130
-------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 24.29 $ 23.72 $  21.69 $  16.27 $  14.53 $  15.32 $  13.60 $  10.24 $ 16.84 $ 14.80
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     1,470   1,683    1,935      625      718      773      887      909   1,065   1,228
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    15,571  17,631   20,677    4,081    4,411    2,793    3,016    2,719   2,698   2,090
-------------------------------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 17.64 $ 18.67 $  16.90 $  12.95 $  11.36 $  12.15 $  10.95 $   9.24 $ 16.56 $ 17.62
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     3,740   4,210    4,820    3,289    3,807    4,413    5,070    5,899   7,968   3,035
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    16,478  18,475   21,370    5,492    6,058    6,685    7,574    8,454   9,126   5,695
-------------------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 22.62 $ 23.82 $  21.82 $  16.66 $  14.26 $  16.00 $  13.27 $   9.92 $ 16.67 $ 17.21
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       986   1,102    1,248    1,189    1,378    1,611    1,891    2,080   2,791   3,415
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)     5,839   6,545    7,186    5,926    6,450    7,106    8,258    3,049   3,624   3,215
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 52.49 $ 53.79 $  53.03 $  47.62 $  44.46 $  46.26 $  42.75 $  37.11 $ 49.91 $ 47.71
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)       910     988    1,099    1,165    1,283    1,358    1,456    1,572   1,879   2,045
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    13,927  15,421   17,620   19,858   21,265   22,543   23,023   18,036   9,394   3,387
-------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
   Unit value                       $ 14.02 $ 14.43 $  14.12 $  11.98 $  10.91 $  11.66 $  10.61 $   8.84 $ 13.16 $ 12.57
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number
     of units outstanding (000's)     2,111   2,347    2,478    2,630    3,067    3,447    3,411    3,625   3,240   2,127
-------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number
     of units outstanding (000's)    83,519  91,618  104,418  119,079  130,217  139,811  147,651  130,940  85,777  22,340
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              2015    2014    2013    2012    2011    2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------------------
 AXA/AB SHORT DURATION GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $  9.45 $  9.64 $  9.84 $ 10.54 $ 10.54 $ 10.73 $ 10.81 $ 10.17 $ 10.76 $ 9.81
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         615     647     707     858   1,017   1,201   1,362   1,103     493    337
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       8,683   9,550  11,178  12,551  13,482  16,269  17,971  11,794   3,625  1,202
---------------------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 28.84 $ 30.17 $ 29.59 $ 21.75 $ 19.11 $ 19.54 $ 14.90 $ 11.15 $ 20.47 $17.82
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         681     747     846     963   1,080   1,213   1,380   1,540   1,874  2,275
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,178   2,287   2,625   2,857   2,859   2,770   2,587   2,766   2,301  1,922
---------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.03 $ 12.60 $ 12.05 $ 10.68 $  9.75 $  9.90 $  9.03 $  7.03 $ 10.47 $10.42
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         603     652     569     515     520     506     654     619     694    200
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       8,477   9,704   8,940   8,436   7,905   7,472   8,263   8,326   6,851  1,076
---------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.55 $ 13.64 $ 13.57 $ 10.08 $  8.77 $  9.85 $  8.05 $  6.38 $  9.73 $10.82
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          16      20      23      24      26      21      29      69      37     12
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,538   1,661   1,893   2,413   2,620   2,403   2,073   1,829     936    153
---------------------------------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 10.40 $ 10.87 $ 10.47 $  8.62 $  7.64 $  8.12 $  7.47 $  5.90 $  9.50     --
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         251     283     283     255     248     227     234     157     104     --
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      18,931  20,306  22,046  24,354  26,377  27,864  29,210  27,745  13,483     --
---------------------------------------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.38 $ 12.88 $ 11.93 $  9.37 $  8.33 $  8.86 $  8.04 $  6.53 $ 10.71 $10.70
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          52      71      60      68      88      96     125     170     194     47
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,851   2,110   2,274   2,742   3,064   3,351   3,613   3,890   3,519    623
---------------------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 10.84 $ 11.30 $ 11.36 $  9.09 $  7.73 $  8.57 $  8.06 $  6.29 $ 10.80 $10.75
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         161     162     125      94      89      86     100      87     124     39
---------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       3,230   3,280   3,271   3,522   3,403   3,481   3,207   3,287   2,998    531
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              2015    2014    2013    2012    2011    2010    2009    2008    2007    2006
----------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.56 $ 12.70 $ 11.36 $  8.59 $  7.47 $  7.57 $  6.83 $  5.30 $  9.83 $  8.91
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          64      54      60      59      52      43      41      43      46      52
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         661     745     823     638     623     620     641     636     349     147
----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $324.99 $330.28 $299.39 $229.56 $201.73 $203.81 $178.67 $141.42 $255.59 $250.91
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                          97     109     122     134     155     180     204     232     289     361
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         313     334     370     408     444     467     502     423     392     361
----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.64 $ 13.80 $ 13.68 $ 14.13 $ 13.91 $ 13.48 $ 12.94 $ 12.80 $ 14.28 $ 14.07
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,497   1,649   1,769     625     662     752     800     782   1,284   1,359
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      14,555  15,513  16,981   9,765   9,160   9,069   8,565   6,813   8,678   7,950
----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 42.09 $ 42.42 $ 38.14 $ 29.45 $ 25.96 $ 25.98 $ 23.07 $ 18.62 $ 30.17 $ 29.20
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         463     485     504     549     590     647     761     812     979   1,200
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,393   4,461   4,537   4,671   4,883   5,014   4,766   4,288   4,204   3,534
----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 14.16 $ 14.02 $ 14.01 $ 12.82 $ 12.38 $ 12.40 $ 11.49 $ 10.01 $ 11.80 $ 11.59
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         122     145     148     143     184     161     130     138     180     116
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,847   2,118   2,381   2,202   2,259   2,245   1,717   1,577   1,416     425
----------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 50.32 $ 54.21 $ 53.42 $ 39.01 $ 33.62 $ 35.38 $ 27.10 $ 19.46 $ 28.50 $ 26.49
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         208     237     252     275     300     297     280     243     223     148
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       2,941   3,149   3,577   3,829   3,903   4,112   3,958   3,270   2,211     519
----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
----------------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 19.17 $ 19.39 $ 19.40 $ 20.03 $ 20.15 $ 19.44 $ 18.94 $ 19.69 $ 19.30 $ 18.35
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         558     627     701     849     955   1,042   1,203   1,536   1,984   2,414
----------------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,606   1,768   1,946   2,417   2,375   2,228   2,248   2,058     813     747
----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                             ------------------------------------------------------------------------
                                              2015    2014    2013    2012   2011   2010   2009   2008   2007   2006
---------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 13.00 $ 13.49 $ 14.72 $12.31 $10.75 $12.44 $12.01 $ 9.60 $19.79 $17.99
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,102   1,119   1,217  1,317  1,531  1,710  2,027  2,398  2,956  3,446
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,097   5,713   5,844  5,593  6,041  6,247  6,599  6,749  5,611  1,983
---------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 12.56 $ 12.17 $ 11.01 $ 8.44 $ 7.48 $ 7.42 $ 6.50 $ 4.85 $ 7.72 $ 6.88
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                       1,377   1,390   1,518  1,654  1,817  1,989  2,378  2,657  3,164  4,038
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       7,249   6,916   7,133  6,653  7,060  7,310  7,663  7,722  7,920  7,569
---------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $  8.90 $  9.46 $  8.53 $ 6.58 $ 5.74 $ 5.84 $ 5.18 $ 4.42 $10.36 $11.19
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         306     330     267    175    217     81     80     64     68     63
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       6,199   6,368   6,156  5,757  6,597  2,766  2,425  1,742  1,312    738
---------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 16.61 $ 17.36 $ 16.18 $12.40 $10.76 $11.20 $ 9.04 $ 6.74 $13.50 $12.70
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         766     788     882    965  1,101  1,260  1,483  1,671  2,075  2,486
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       5,772   5,843   6,322  6,584  6,910  7,480  7,799  7,091  6,060  4,317
---------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 25.94 $ 26.35 $ 26.76 $27.18 $27.61 $28.05 $28.48 $28.93 $28.78 $27.92
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         355     416     516    413    545    661    807  1,454  1,294  1,184
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       1,894   1,838   2,525  2,652  3,062  2,790  3,955  5,634  3,506  2,933
---------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 20.19 $ 21.70 $ 22.20 $16.28 $15.20 $16.73 $12.84 $ 8.31 $16.02 $13.29
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         213     247     268    320    354    367    354    213    145     44
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                       4,035   4,410   5,164  6,105  6,242  5,888  5,105  3,782  2,291    361
---------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 15.97 $ 16.19 $ 15.98 $16.61 $16.43 $16.49 $15.77 $15.10 $16.41 $15.95
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         839     918   1,023    276    289    351    392    279    352    389
---------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      10,315  11,420  12,967  4,524  4,345  4,269  3,756  1,534  1,355    630
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2015   2014   2013   2012   2011   2010   2009   2008   2007   2006
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $22.89 $24.36 $23.60 $17.44 $15.33 $16.22 $13.10 $10.55 $16.27 $16.83
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        221    223    257    298    337    370    435    461    571    681
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      3,136  3,300  3,586  3,874  4,203  4,357  4,503  2,777  2,196  1,231
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.79 $17.95 $16.06 $12.03 $10.78 $11.50 $ 9.92 $ 6.36 $12.21 $10.49
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        585    620    668    773    873    979  1,106  1,152  1,391  1,590
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      4,093  4,189  4,392  5,169  5,030  5,183  5,240  4,243  3,629  2,459
------------------------------------------------------------------------------------------------------------------

(14)HYPOTHETICAL ILLUSTRATION

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus/SM/ benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.5)% and 3.5% for the Accumulator(R) contracts; (2.55)% and 3.45% for Accumulator(R) Plus/SM/ contracts; (2.75)% and 3.25% for Accumulator(R) Elite/SM/ contracts; and (2.85)% and 3.15% for Accumulator(R) Select/SM/ contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus/SM/ benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.45% and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.25% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


---------------------------------------------------------------------------------------------------------
                                              5% ROLL-UP                               LIFETIME ANNUAL
    CONTRACT                                TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE   YEAR    ACCOUNT VALUE    CASH VALUE   MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
---------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%         6%         0%         6%        0%        6%
---------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 93,000  93,000 100,000    100,000    100,000    100,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
61      1     96,990 102,978 89,990  95,978 105,000    105,000    107,000    107,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
62      2    105,000 105,000 99,000  99,000 110,250    110,250    114,350    114,350      N/A       N/A
---------------------------------------------------------------------------------------------------------
63      3    101,823 108,110 96,823 103,110 115,763    115,763    122,068    122,068      N/A       N/A
---------------------------------------------------------------------------------------------------------
64      4     98,714 111,306 94,714 107,306 121,551    121,551    130,171    130,171      N/A       N/A
---------------------------------------------------------------------------------------------------------
65      5     95,671 114,588 92,671 111,588 127,628    127,628    138,679    138,679      N/A       N/A
---------------------------------------------------------------------------------------------------------
66      6     92,691 117,960 90,691 115,960 134,010    134,010    147,613    147,613      N/A       N/A
---------------------------------------------------------------------------------------------------------
67      7     89,770 121,422 88,770 120,422 140,710    140,710    156,994    156,994      N/A       N/A
---------------------------------------------------------------------------------------------------------
68      8     86,908 124,977 86,908 124,977 147,746    147,746    166,844    166,844      N/A       N/A
---------------------------------------------------------------------------------------------------------
69      9     84,100 128,627 84,100 128,627 155,133    155,133    177,186    177,186      N/A       N/A
---------------------------------------------------------------------------------------------------------
70     10     81,345 132,374 81,345 132,374 162,889    162,889    188,045    188,045    9,627     9,627
---------------------------------------------------------------------------------------------------------
75     15     68,265 152,634 68,265 152,634 207,893    207,893    251,050    251,050   13,326    13,326
---------------------------------------------------------------------------------------------------------
80     20     56,111 175,624 56,111 175,624 265,330    265,330    331,462    331,462   18,069    18,069
---------------------------------------------------------------------------------------------------------
85     25     45,176 202,257 45,176 202,257 265,330    265,330    331,462    331,462   24,543    24,543
---------------------------------------------------------------------------------------------------------
90     30     39,408 237,826 39,408 237,826 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------
95     35     34,376 279,649 34,376 279,649 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

(15)OTHER CONSIDERATIONS

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Appendix I

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS


------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                                 ---------------------------------------------------------------------------------
                                 AXA ADVISORS                             AXA DISTRIBUTORS
                                 ---------------------------------------------------------------------------------
                                 PROSPECTUS AND SAI                       PROSPECTUS AND SAI
PRODUCT NAME                     DATES               SUPPLEMENT DATES     DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------
Accumulator(R) (IRA, NQ and QP)  5/1/98              5/1/98; 6/18/98;          5/1/98         5/1/98; 6/18/98;
Accumulator(R)                   (Accumulator only)  11/30/98 5/1/99;                         11/30/98; 5/1/99;
                                 5/1/99              5/1/00; 9/1/00;                          5/1/00; 9/1/00;
                                                     2/9/01; 9/1/01;                          2/9/01; 9/1/01;
                                                     1/14/02; 2/22/02;                        1/14/02; 2/22/02;
                                                     7/15/ 02; 8/20/02;                       7/15/02; 8/20/02;
                                                     1/6/03; 2/20/03;                         1/6/03; 2/20/03;
                                                     5/1/03; 5/15/03;                         5/1/03; 5/15/ 03;
                                                     8/15/03; 11/24/03;                       8/15/03; 11/24/03;
                                                     2/1/04; 5/1/04;                          2/1/04; 5/1/04;
                                                     8/4/04; 8/10/04;                         8/4/04; 8/10/04;
                                                     12/13/ 04;                               12/13/04; 12/31/04;
                                                     12/31/04; 5/1/05;                        5/1/05; 5/9/05;
                                                     5/9/05; 6/10/05;                         6/10/05; 6/17/05;
                                                     6/17/05; 7/25/05;                        7/25/05; 8/31/05;
                                                     8/31/05; 12/2/05;                        12/2/05; 2/8/06;
                                                     2/8/06; 5/1/06;                          5/1/06; 8/25/06;
                                                     8/25/06; 12/11/06;                       12/11/06; 5/1/07;
                                                     5/1/07; 5/1/07;                          5/1/07;
                                                     8/24/07; 9/19/07;                        8/24/07;9/19/ 07;
                                                     10/19/07; 2/15/08;                       10/19/07; 2/15/08;
                                                     5/1/08; 6/20/08;                         5/1/08; 6/20/08;
                                                     7/21/08; 8/15/08;                        7/21/08; 8/15/08;
                                                     11/13/08; 12/1/08;                       11/13/08;
                                                     1/15/09; 5/1/09;                         12/1/08;1/15/09;
                                                     6/8/09; 8/17/09;                         5/1/09; 6/8/09;
                                                     8/18/09; 9/3/ 09;                        8/17/ 09; 8/18/09;
                                                     9/25/09; 1/7/10;                         9/3/09; 9/25/09;
                                                     2/1/10; 2/5/10;                          1/7/10; 2/1/10;
                                                     5/1/10; 6/14/10;                         2/5/10; 5/1/10;
                                                     8/25/10; 12/15/10;                       6/14/10; 8/25/10;
                                                     12/29/10; 2/11/11;                       12/15/10; 12/29/10;
                                                     5/1/11; 6/30/11;                         2/11/11; 5/1/11;
                                                     8/16/11; 12/27/11;                       6/30/11; 8/16/11;
                                                     2/6/12; 5/1/12;                          12/27/11; 2/6/12;
                                                     6/20/12; 2/15/13;                        5/1/12; 6/20/12;
                                                     5/1/13; 5/1/13;                          2/15/13; 5/1/13;
                                                     8/23/13; 2/22/16;                        5/1/13; 8/23/13;
                                                                                              2/22/16;
------------------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a combined Accumulator(R) series SAI dated May 1, 2016
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip


                                                             Inforce Supplement

                                                                         #90532

AXA Equitable Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016 FOR ACCUMULATOR(R)


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2016. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Custodian and Independent Registered Public
               Accounting Firm                                  2

             Distribution of the Contracts                      2

             Calculating Unit Values                            2

             Financial statements                               2




             Copyright 2016 AXA Equitable Life Insurance Company.

    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                             Inforce supplement
                                                                         #90532

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Accounts Nos. 45 and 49, respectively.


The financial statements of each Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $16,033,494, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $0 in 2015, $325,380 in 2014 and $325,380 in 2013. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356 in 2013. Of these amounts, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............  FSA-2
 Financial Statements:
    Statements of Assets and Liabilities, December 31, 2015............  FSA-3
    Statements of Operations for the Year Ended December 31, 2015...... FSA-15
    Statements of Changes in Net Assets for the Years Ended December
      31, 2015 and 2014................................................ FSA-22
    Notes to Financial Statements...................................... FSA-35

 AXA EQUITABLE LIFE INSURANCE COMPANY

 INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............    F-1
 Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2015 and 2014............    F-2
    Consolidated Statements of Earnings (Loss), Years Ended
      December 31, 2015, 2014 and 2013.................................    F-3
    Consolidated Statements of Comprehensive Income (Loss), Years
      Ended December 31, 2015, 2014 and 2013...........................    F-4
    Consolidated Statements of Equity, Years Ended December 31, 2015,
      2014 and 2013....................................................    F-5
    Consolidated Statements of Cash Flows, Years Ended December 31,
      2015, 2014 and 2013..............................................    F-6
    Notes to Consolidated Financial Statements.........................    F-8

                                  FSA-1  #87303

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 45 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                          AXA 400    AXA 2000
                                                          MANAGED     MANAGED   AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-
                                                        VOLATILITY* VOLATILITY*  ALLOCATION*     ALLOCATION*    PLUS ALLOCATION*
                                                        ----------- ----------- -------------- ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $ 9,714,620 $12,143,999  $18,591,943     $42,317,330       $34,850,563
Receivable for shares of the Portfolios sold...........         381         528          671           1,632             1,372
                                                        ----------- -----------  -----------     -----------       -----------
   Total assets........................................   9,715,001  12,144,527   18,592,614      42,318,962        34,851,935
                                                        ----------- -----------  -----------     -----------       -----------

LIABILITIES:
Payable for policy-related transactions................         381         528          671           1,632             1,372
                                                        ----------- -----------  -----------     -----------       -----------
   Total liabilities...................................         381         528          671           1,632             1,372
                                                        ----------- -----------  -----------     -----------       -----------
NET ASSETS............................................. $ 9,714,620 $12,143,999  $18,591,943     $42,317,330       $34,850,563
                                                        =========== ===========  ===========     ===========       ===========

NET ASSETS:
Accumulation unit values............................... $ 9,688,637 $12,120,482  $18,573,962     $42,308,761       $34,842,827
Retained by AXA Equitable in Separate Account No. 45...      25,983      23,517       17,981           8,569             7,736
                                                        ----------- -----------  -----------     -----------       -----------
TOTAL NET ASSETS....................................... $ 9,714,620 $12,143,999  $18,591,943     $42,317,330       $34,850,563
                                                        =========== ===========  ===========     ===========       ===========

Investments in shares of the Portfolios, at cost....... $10,064,496 $13,171,098  $18,777,711     $44,048,067       $36,260,229
The Portfolios shares held
   Class B.............................................     518,021     713,569    1,814,575       4,554,739         3,682,103

                                                        AXA GLOBAL EQUITY
                                                             MANAGED
                                                           VOLATILITY*
                                                        -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $42,500,006
Receivable for shares of the Portfolios sold...........         65,656
                                                           -----------
   Total assets........................................     42,565,662
                                                           -----------

LIABILITIES:
Payable for policy-related transactions................         65,656
                                                           -----------
   Total liabilities...................................         65,656
                                                           -----------
NET ASSETS.............................................    $42,500,006
                                                           ===========

NET ASSETS:
Accumulation unit values...............................    $42,477,912
Retained by AXA Equitable in Separate Account No. 45...         22,094
                                                           -----------
TOTAL NET ASSETS.......................................    $42,500,006
                                                           ===========

Investments in shares of the Portfolios, at cost.......    $35,490,790
The Portfolios shares held
   Class B.............................................      2,939,172

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP
                                                          CORE MANAGED      VALUE MANAGED   CORE MANAGED  GROWTH MANAGED
                                                           VOLATILITY*       VOLATILITY*     VOLATILITY*   VOLATILITY*
                                                        ----------------- ----------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $24,836,102       $20,358,106     $50,547,725   $143,744,569
Receivable for shares of the Portfolios sold...........          1,682               936           2,165          9,657
                                                           -----------       -----------     -----------   ------------
   Total assets........................................     24,837,784        20,359,042      50,549,890    143,754,226
                                                           -----------       -----------     -----------   ------------

LIABILITIES:
Payable for policy-related transactions................          1,682               936           2,165          9,657
                                                           -----------       -----------     -----------   ------------
   Total liabilities...................................          1,682               936           2,165          9,657
                                                           -----------       -----------     -----------   ------------
NET ASSETS.............................................    $24,836,102       $20,358,106     $50,547,725   $143,744,569
                                                           ===========       ===========     ===========   ============

NET ASSETS:
Accumulation unit values...............................    $24,822,064       $20,323,525     $50,501,817   $143,714,081
Retained by AXA Equitable in Separate Account No. 45...         14,038            34,581          45,908         30,488
                                                           -----------       -----------     -----------   ------------
TOTAL NET ASSETS.......................................    $24,836,102       $20,358,106     $50,547,725   $143,744,569
                                                           ===========       ===========     ===========   ============

Investments in shares of the Portfolios, at cost.......    $24,831,969       $19,554,908     $44,482,924   $112,790,688
The Portfolios shares held
   Class A.............................................             --                --              --             --
   Class B.............................................      2,721,834         1,768,419       5,579,515      5,365,489

                                                        AXA LARGE CAP  AXA MID CAP
                                                        VALUE MANAGED VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $225,293,329   $59,926,548
Receivable for shares of the Portfolios sold...........       38,804        15,888
                                                        ------------   -----------
   Total assets........................................  225,332,133    59,942,436
                                                        ------------   -----------

LIABILITIES:
Payable for policy-related transactions................       38,804        15,888
                                                        ------------   -----------
   Total liabilities...................................       38,804        15,888
                                                        ------------   -----------
NET ASSETS............................................. $225,293,329   $59,926,548
                                                        ============   ===========

NET ASSETS:
Accumulation unit values............................... $225,270,142   $59,900,986
Retained by AXA Equitable in Separate Account No. 45...       23,187        25,562
                                                        ------------   -----------
TOTAL NET ASSETS....................................... $225,293,329   $59,926,548
                                                        ============   ===========

Investments in shares of the Portfolios, at cost....... $192,274,849   $43,845,609
The Portfolios shares held
   Class A.............................................      950,854            --
   Class B.............................................   14,173,450     4,099,654

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                                                         AXA/AB SHORT
                                                        AXA MODERATE AXA MODERATE-PLUS     DURATION     AXA/AB SMALL CAP
                                                        ALLOCATION*     ALLOCATION*    GOVERNMENT BOND*     GROWTH*
                                                        ------------ ----------------- ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $176,132,219    $82,526,802      $18,306,851      $47,944,827
Receivable for shares of the Portfolios sold...........        8,080          8,739              705            7,582
                                                        ------------    -----------      -----------      -----------
   Total assets........................................  176,140,299     82,535,541       18,307,556       47,952,409
                                                        ------------    -----------      -----------      -----------

LIABILITIES:
Payable for policy-related transactions................        8,080          8,739              705            7,582
                                                        ------------    -----------      -----------      -----------
   Total liabilities...................................        8,080          8,739              705            7,582
                                                        ------------    -----------      -----------      -----------
NET ASSETS............................................. $176,132,219    $82,526,802      $18,306,851      $47,944,827
                                                        ============    ===========      ===========      ===========

NET ASSETS:
Accumulation unit values............................... $176,076,354    $82,516,649      $18,304,175      $47,924,563
Retained by AXA Equitable in Separate Account No. 45...       55,865         10,153            2,676           20,264
                                                        ------------    -----------      -----------      -----------
TOTAL NET ASSETS....................................... $176,132,219    $82,526,802      $18,306,851      $47,944,827
                                                        ============    ===========      ===========      ===========

Investments in shares of the Portfolios, at cost....... $174,665,699    $81,931,001      $18,506,576      $48,132,666
The Portfolios shares held
   Class A.............................................    1,488,550             --               --          112,449
   Class B.............................................   11,713,102      7,948,100        1,859,718        2,848,853

                                                                          AXA/FRANKLIN
                                                          AXA/FRANKLIN   SMALL CAP VALUE
                                                        BALANCED MANAGED     MANAGED
                                                          VOLATILITY*      VOLATILITY*
                                                        ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $22,355,702       $939,448
Receivable for shares of the Portfolios sold...........           921             36
                                                          -----------       --------
   Total assets........................................    22,356,623        939,484
                                                          -----------       --------

LIABILITIES:
Payable for policy-related transactions................           925             36
                                                          -----------       --------
   Total liabilities...................................           925             36
                                                          -----------       --------
NET ASSETS.............................................   $22,355,698       $939,448
                                                          ===========       ========

NET ASSETS:
Accumulation unit values...............................   $22,355,282       $939,203
Retained by AXA Equitable in Separate Account No. 45...           416            245
                                                          -----------       --------
TOTAL NET ASSETS.......................................   $22,355,698       $939,448
                                                          ===========       ========

Investments in shares of the Portfolios, at cost.......   $22,202,733       $836,108
The Portfolios shares held
   Class A.............................................            --             --
   Class B.............................................     2,280,898         67,456

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA/FRANKLIN
                                                         TEMPLETON   AXA/MUTUAL LARGE AXA/TEMPLETON
                                                         ALLOCATION     CAP EQUITY    GLOBAL EQUITY  EQ/CALVERT
                                                          MANAGED        MANAGED         MANAGED      SOCIALLY   EQ/COMMON STOCK
                                                        VOLATILITY*    VOLATILITY*     VOLATILITY*  RESPONSIBLE*     INDEX*
                                                        ------------ ---------------- ------------- ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $7,591,718     $2,794,548     $5,111,290    $1,985,662   $192,067,689
Receivable for shares of the Portfolios sold...........         298            108            199            82         24,924
Receivable for policy-related transactions.............          --             --             --            --             --
                                                         ----------     ----------     ----------    ----------   ------------
   Total assets........................................   7,592,016      2,794,656      5,111,489     1,985,744    192,092,613
                                                         ----------     ----------     ----------    ----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --             --             --            --             --
Payable for policy-related transactions................         298            108            195            82         24,924
                                                         ----------     ----------     ----------    ----------   ------------
   Total liabilities...................................         298            108            195            82         24,924
                                                         ----------     ----------     ----------    ----------   ------------
NET ASSETS.............................................  $7,591,718     $2,794,548     $5,111,294    $1,985,662   $192,067,689
                                                         ==========     ==========     ==========    ==========   ============

NET ASSETS:
Accumulation unit values...............................  $7,591,024     $2,794,094     $5,111,294    $1,968,260   $192,049,345
Retained by AXA Equitable in Separate Account No. 45...         694            454             --        17,402         18,344
                                                         ----------     ----------     ----------    ----------   ------------
TOTAL NET ASSETS.......................................  $7,591,718     $2,794,548     $5,111,294    $1,985,662   $192,067,689
                                                         ==========     ==========     ==========    ==========   ============

Investments in shares of the Portfolios, at cost.......  $7,014,753     $2,176,377     $5,042,618    $2,053,050   $149,958,328
The Portfolios shares held
   Class A.............................................          --             --             --            --      1,023,932
   Class B.............................................     767,130        224,966        457,040       181,495      6,433,988



                                                        EQ/CORE BOND
                                                           INDEX*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $61,134,410
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............         666
                                                        -----------
   Total assets........................................  61,135,076
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         666
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................         666
                                                        -----------
NET ASSETS............................................. $61,134,410
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $61,101,773
Retained by AXA Equitable in Separate Account No. 45...      32,637
                                                        -----------
TOTAL NET ASSETS....................................... $61,134,410
                                                        ===========

Investments in shares of the Portfolios, at cost....... $61,954,646
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................   6,186,047

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/EQUITY 500 EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/INTERMEDIATE
                                                           INDEX*     AND ACQUISITIONS* COMPANY VALUE* GOVERNMENT BOND*
                                                        ------------- ----------------- -------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $75,864,572     $7,621,038      $33,847,674     $26,573,477
Receivable for shares of the Portfolios sold...........       32,118            236               --              --
Receivable for policy-related transactions.............           --             --           18,594           3,924
                                                         -----------     ----------      -----------     -----------
   Total assets........................................   75,896,690      7,621,274       33,866,268      26,577,401
                                                         -----------     ----------      -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --           18,594           3,924
Payable for policy-related transactions................       32,118            236               --              --
                                                         -----------     ----------      -----------     -----------
   Total liabilities...................................       32,118            236           18,594           3,924
                                                         -----------     ----------      -----------     -----------
NET ASSETS.............................................  $75,864,572     $7,621,038      $33,847,674     $26,573,477
                                                         ===========     ==========      ===========     ===========

NET ASSETS:
Accumulation unit values...............................  $75,805,571     $7,616,501      $33,815,624     $26,554,447
Retained by AXA Equitable in Separate Account No. 45...       59,001          4,537           32,050          19,030
                                                         -----------     ----------      -----------     -----------
TOTAL NET ASSETS.......................................  $75,864,572     $7,621,038      $33,847,674     $26,573,477
                                                         ===========     ==========      ===========     ===========

Investments in shares of the Portfolios, at cost.......  $56,054,273     $7,768,598      $31,103,598     $26,018,443
The Portfolios shares held
   Class A.............................................           --             --               --          78,368
   Class B.............................................    2,210,769        605,376          685,992       2,521,950

                                                        EQ/INTERNATIONAL EQ/LARGE CAP
                                                         EQUITY INDEX*   GROWTH INDEX*
                                                        ---------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $47,315,435     $50,073,236
Receivable for shares of the Portfolios sold...........            --              --
Receivable for policy-related transactions.............         5,262           1,997
                                                          -----------     -----------
   Total assets........................................    47,320,697      50,075,233
                                                          -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         5,262           1,997
Payable for policy-related transactions................            --              --
                                                          -----------     -----------
   Total liabilities...................................         5,262           1,997
                                                          -----------     -----------
NET ASSETS.............................................   $47,315,435     $50,073,236
                                                          ===========     ===========

NET ASSETS:
Accumulation unit values...............................   $47,303,035     $50,024,292
Retained by AXA Equitable in Separate Account No. 45...        12,400          48,944
                                                          -----------     -----------
TOTAL NET ASSETS.......................................   $47,315,435     $50,073,236
                                                          ===========     ===========

Investments in shares of the Portfolios, at cost.......   $53,922,703     $41,519,370
The Portfolios shares held
   Class A.............................................       599,171              --
   Class B.............................................     5,100,936       4,354,682

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/LARGE CAP EQ/MID CAP   EQ/MONEY   EQ/MORGAN STANLEY EQ/QUALITY
                                                        VALUE INDEX*   INDEX*     MARKET*     MID CAP GROWTH*  BOND PLUS*
                                                        ------------ ----------- ----------- ----------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $9,480,845  $30,387,510 $34,078,354    $14,912,466    $41,645,625
Receivable for shares of the Portfolios sold...........          --       57,686      40,812          1,827             --
Receivable for policy-related transactions.............       3,660           --          --             --          7,332
                                                         ----------  ----------- -----------    -----------    -----------
   Total assets........................................   9,484,505   30,445,196  34,119,166     14,914,293     41,652,957
                                                         ----------  ----------- -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,660           --          --             --          7,332
Payable for policy-related transactions................          --       57,686      40,812          1,827             --
                                                         ----------  ----------- -----------    -----------    -----------
   Total liabilities...................................       3,660       57,686      40,812          1,827          7,332
                                                         ----------  ----------- -----------    -----------    -----------
NET ASSETS.............................................  $9,480,845  $30,387,510 $34,078,354    $14,912,466    $41,645,625
                                                         ==========  =========== ===========    ===========    ===========

NET ASSETS:
Accumulation unit values...............................  $9,476,633  $30,373,964 $34,061,972    $14,907,673    $41,622,411
Retained by AXA Equitable in Separate Account No. 45...       4,212       13,546      16,382          4,793         23,214
                                                         ----------  ----------- -----------    -----------    -----------
TOTAL NET ASSETS.......................................  $9,480,845  $30,387,510 $34,078,354    $14,912,466    $41,645,625
                                                         ==========  =========== ===========    ===========    ===========

Investments in shares of the Portfolios, at cost.......  $9,274,829  $22,270,468 $34,079,142    $16,049,418    $41,660,746
The Portfolios shares held
   Class A.............................................          --           --   3,247,487             --             --
   Class B.............................................   1,224,926    2,375,956  30,829,640        918,284      4,938,705

                                                           EQ/SMALL
                                                        COMPANY INDEX*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $17,846,721
Receivable for shares of the Portfolios sold...........       46,188
Receivable for policy-related transactions.............           --
                                                         -----------
   Total assets........................................   17,892,909
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................       46,188
                                                         -----------
   Total liabilities...................................       46,188
                                                         -----------
NET ASSETS.............................................  $17,846,721
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $17,838,720
Retained by AXA Equitable in Separate Account No. 45...        8,001
                                                         -----------
TOTAL NET ASSETS.......................................  $17,846,721
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $18,497,217
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................    1,765,037

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        MULTIMANAGER
                                                        TECHNOLOGY*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $25,331,090
Receivable for shares of the Portfolios sold...........       1,020
                                                        -----------
   Total assets........................................  25,332,110
                                                        -----------

LIABILITIES:
Payable for policy-related transactions................       1,020
                                                        -----------
   Total liabilities...................................       1,020
                                                        -----------
NET ASSETS............................................. $25,331,090
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $25,313,913
Retained by AXA Equitable in Separate Account No. 45...      17,177
                                                        -----------
TOTAL NET ASSETS....................................... $25,331,090
                                                        ===========

Investments in shares of the Portfolios, at cost....... $20,449,779
The Portfolios shares held
   Class B.............................................   1,298,305

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY.................  1.15%          B          $11.60        210
AXA 400 MANAGED VOLATILITY.................  1.35%          B          $11.54        201
AXA 400 MANAGED VOLATILITY.................  1.55%          B          $11.48        332
AXA 400 MANAGED VOLATILITY.................  1.60%          B          $11.46         95
AXA 400 MANAGED VOLATILITY.................  1.70%          B          $11.43          3

AXA 2000 MANAGED VOLATILITY................  0.50%          B          $11.74          1
AXA 2000 MANAGED VOLATILITY................  1.15%          B          $11.54        216
AXA 2000 MANAGED VOLATILITY................  1.35%          B          $11.48        408
AXA 2000 MANAGED VOLATILITY................  1.55%          B          $11.42        310
AXA 2000 MANAGED VOLATILITY................  1.60%          B          $11.40        119
AXA 2000 MANAGED VOLATILITY................  1.70%          B          $11.37          3

AXA AGGRESSIVE ALLOCATION..................  1.15%          B          $15.23        340
AXA AGGRESSIVE ALLOCATION..................  1.35%          B          $14.87        436
AXA AGGRESSIVE ALLOCATION..................  1.55%          B          $14.51        387
AXA AGGRESSIVE ALLOCATION..................  1.60%          B          $14.43         90

AXA CONSERVATIVE ALLOCATION................  1.15%          B          $12.49        878
AXA CONSERVATIVE ALLOCATION................  1.35%          B          $12.19      1,022
AXA CONSERVATIVE ALLOCATION................  1.55%          B          $11.90      1,128
AXA CONSERVATIVE ALLOCATION................  1.60%          B          $11.83        456
AXA CONSERVATIVE ALLOCATION................  1.70%          B          $12.23          5

AXA CONSERVATIVE-PLUS ALLOCATION...........  1.15%          B          $13.16        529
AXA CONSERVATIVE-PLUS ALLOCATION...........  1.35%          B          $12.84        802
AXA CONSERVATIVE-PLUS ALLOCATION...........  1.55%          B          $12.54        773
AXA CONSERVATIVE-PLUS ALLOCATION...........  1.60%          B          $12.46        629
AXA CONSERVATIVE-PLUS ALLOCATION...........  1.70%          B          $13.10          5

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.50%          B          $24.40         --
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.15%          B          $21.64        428
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.35%          B          $20.84        767
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.55%          B          $20.08        624
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.60%          B          $19.90        235
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  1.70%          B          $19.53          1

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.50%          B          $14.18        163
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.15%          B          $12.71        472
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.35%          B          $12.29        574
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.55%          B          $11.88        593
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.60%          B          $11.78        205
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.70%          B          $11.58          1

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.15%          B          $19.29        233
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.35%          B          $18.57        392
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.55%          B          $17.88        369
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.60%          B          $17.71        111

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.50%          B          $16.51          2
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.15%          B          $14.77        788
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.35%          B          $14.27      1,311
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.55%          B          $13.79      1,054
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.60%          B          $13.67        405
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.70%          B          $13.43          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  0.50%          B          $29.62         95
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.15%          B          $26.20      1,452
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.35%          B          $25.23      2,079
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.55%          B          $24.29      1,470
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.60%          B          $24.06        606
AXA LARGE CAP GROWTH MANAGED VOLATILITY.........  1.70%          B          $23.61          4

AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.15%          A          $10.09      1,407
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  0.50%          B          $21.35        103
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.15%          B          $ 9.95      4,007
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.35%          B          $18.30      4,224
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.55%          B          $17.64      3,740
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.60%          B          $17.48      1,431
AXA LARGE CAP VALUE MANAGED VOLATILITY..........  1.70%          B          $17.16         42

AXA MID CAP VALUE MANAGED VOLATILITY............  0.50%          B          $27.58          1
AXA MID CAP VALUE MANAGED VOLATILITY............  1.15%          B          $24.40        579
AXA MID CAP VALUE MANAGED VOLATILITY............  1.35%          B          $23.49        671
AXA MID CAP VALUE MANAGED VOLATILITY............  1.55%          B          $22.62        986
AXA MID CAP VALUE MANAGED VOLATILITY............  1.60%          B          $22.41        335
AXA MID CAP VALUE MANAGED VOLATILITY............  1.70%          B          $21.99          8

AXA MODERATE ALLOCATION.........................  1.15%          A          $63.24        316
AXA MODERATE ALLOCATION.........................  0.50%          B          $72.11          1
AXA MODERATE ALLOCATION.........................  1.15%          B          $59.26        419
AXA MODERATE ALLOCATION.........................  1.35%          B          $55.77      1,066
AXA MODERATE ALLOCATION.........................  1.55%          B          $52.49        910
AXA MODERATE ALLOCATION.........................  1.60%          B          $51.69        449
AXA MODERATE ALLOCATION.........................  1.70%          B          $50.15         16

AXA MODERATE-PLUS ALLOCATION....................  1.15%          B          $14.71      1,207
AXA MODERATE-PLUS ALLOCATION....................  1.35%          B          $14.36      1,813
AXA MODERATE-PLUS ALLOCATION....................  1.55%          B          $14.02      2,111
AXA MODERATE-PLUS ALLOCATION....................  1.60%          B          $13.94        652
AXA MODERATE-PLUS ALLOCATION....................  1.70%          B          $15.21          2

AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.15%          B          $ 9.55        445
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.35%          B          $ 9.50        651
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.55%          B          $ 9.45        615
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.60%          B          $ 9.44        200
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.70%          B          $ 9.41         18

AXA/AB SMALL CAP GROWTH.........................  1.15%          A          $32.23         60
AXA/AB SMALL CAP GROWTH.........................  0.50%          B          $35.16          1
AXA/AB SMALL CAP GROWTH.........................  1.15%          B          $31.11        316
AXA/AB SMALL CAP GROWTH.........................  1.35%          B          $29.95        377
AXA/AB SMALL CAP GROWTH.........................  1.55%          B          $28.84        681
AXA/AB SMALL CAP GROWTH.........................  1.60%          B          $28.57        180
AXA/AB SMALL CAP GROWTH.........................  1.70%          B          $28.03          2

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.15%          B          $12.49        373
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.35%          B          $12.25        643
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.55%          B          $12.03        603
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.60%          B          $11.97        214

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.15%          B          $13.04         19
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.35%          B          $12.79         31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.55%          B         $ 12.55         16
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.60%          B         $ 12.50          8

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.15%          B         $ 10.77        148
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.35%          B         $ 10.58        217
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.55%          B         $ 10.40        251
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.60%          B         $ 10.36        105

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.15%          B         $ 12.85         43
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.35%          B         $ 12.61         99
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.55%          B         $ 12.38         52
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.60%          B         $ 12.32         29

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.15%          B         $ 11.25        102
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.35%          B         $ 11.04        159
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.55%          B         $ 10.84        161
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.60%          B         $ 10.78         44

EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.15%          B         $ 13.42         20
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.35%          B         $ 12.99         22
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.55%          B         $ 12.56         64
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.60%          B         $ 12.46         49

EQ/COMMON STOCK INDEX................................  1.15%          A         $396.96         67
EQ/COMMON STOCK INDEX................................  1.15%          B         $382.08        119
EQ/COMMON STOCK INDEX................................  1.35%          B         $352.40        208
EQ/COMMON STOCK INDEX................................  1.55%          B         $324.99         97
EQ/COMMON STOCK INDEX................................  1.60%          B         $318.47         47
EQ/COMMON STOCK INDEX................................  1.70%          B         $305.83         --

EQ/CORE BOND INDEX...................................  0.50%          B         $ 16.51          1
EQ/CORE BOND INDEX...................................  1.15%          B         $ 14.68        931
EQ/CORE BOND INDEX...................................  1.35%          B         $ 14.15      1,321
EQ/CORE BOND INDEX...................................  1.55%          B         $ 13.64      1,497
EQ/CORE BOND INDEX...................................  1.60%          B         $ 13.52        609
EQ/CORE BOND INDEX...................................  1.70%          B         $ 13.27          6

EQ/EQUITY 500 INDEX..................................  1.15%          B         $ 45.98        300
EQ/EQUITY 500 INDEX..................................  1.35%          B         $ 43.99        778
EQ/EQUITY 500 INDEX..................................  1.55%          B         $ 42.09        463
EQ/EQUITY 500 INDEX..................................  1.60%          B         $ 41.62        197
EQ/EQUITY 500 INDEX..................................  1.70%          B         $ 40.71          2

EQ/GAMCO MERGERS AND ACQUISITIONS....................  0.50%          B         $ 15.86        150
EQ/GAMCO MERGERS AND ACQUISITIONS....................  1.15%          B         $ 14.79         75
EQ/GAMCO MERGERS AND ACQUISITIONS....................  1.35%          B         $ 14.47        127
EQ/GAMCO MERGERS AND ACQUISITIONS....................  1.55%          B         $ 14.16        122
EQ/GAMCO MERGERS AND ACQUISITIONS....................  1.60%          B         $ 14.09         38
EQ/GAMCO MERGERS AND ACQUISITIONS....................  1.70%          B         $ 13.94          3

EQ/GAMCO SMALL COMPANY VALUE.........................  0.50%          B         $ 67.32         18
EQ/GAMCO SMALL COMPANY VALUE.........................  1.15%          B         $ 56.24        133
EQ/GAMCO SMALL COMPANY VALUE.........................  1.35%          B         $ 53.20        199
EQ/GAMCO SMALL COMPANY VALUE.........................  1.55%          B         $ 50.32        208
EQ/GAMCO SMALL COMPANY VALUE.........................  1.60%          B         $ 49.63         81
EQ/GAMCO SMALL COMPANY VALUE.........................  1.70%          B         $ 48.26          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND..  1.15%          A          $21.99         37
EQ/INTERMEDIATE GOVERNMENT BOND..  0.50%          B          $24.93         --
EQ/INTERMEDIATE GOVERNMENT BOND..  1.15%          B          $21.19        158
EQ/INTERMEDIATE GOVERNMENT BOND..  1.35%          B          $20.16        284
EQ/INTERMEDIATE GOVERNMENT BOND..  1.55%          B          $19.17        558
EQ/INTERMEDIATE GOVERNMENT BOND..  1.60%          B          $18.93        308
EQ/INTERMEDIATE GOVERNMENT BOND..  1.70%          B          $18.46          8

EQ/INTERNATIONAL EQUITY INDEX....  1.15%          A          $14.69        343
EQ/INTERNATIONAL EQUITY INDEX....  0.50%          B          $16.20         --
EQ/INTERNATIONAL EQUITY INDEX....  1.15%          B          $14.14        457
EQ/INTERNATIONAL EQUITY INDEX....  1.35%          B          $13.56      1,183
EQ/INTERNATIONAL EQUITY INDEX....  1.55%          B          $13.00      1,102
EQ/INTERNATIONAL EQUITY INDEX....  1.60%          B          $12.86        417
EQ/INTERNATIONAL EQUITY INDEX....  1.70%          B          $12.60          4

EQ/LARGE CAP GROWTH INDEX........  1.15%          B          $13.44        454
EQ/LARGE CAP GROWTH INDEX........  1.35%          B          $13.00      1,467
EQ/LARGE CAP GROWTH INDEX........  1.55%          B          $12.56      1,377
EQ/LARGE CAP GROWTH INDEX........  1.60%          B          $12.46        588
EQ/LARGE CAP GROWTH INDEX........  1.70%          B          $12.25         20

EQ/LARGE CAP VALUE INDEX.........  1.15%          B          $ 9.27        204
EQ/LARGE CAP VALUE INDEX.........  1.35%          B          $ 9.22        395
EQ/LARGE CAP VALUE INDEX.........  1.55%          B          $ 8.90        306
EQ/LARGE CAP VALUE INDEX.........  1.60%          B          $ 8.85        133
EQ/LARGE CAP VALUE INDEX.........  1.70%          B          $ 8.76          4

EQ/MID CAP INDEX.................  0.50%          B          $19.54         --
EQ/MID CAP INDEX.................  1.15%          B          $17.67        304
EQ/MID CAP INDEX.................  1.35%          B          $17.13        470
EQ/MID CAP INDEX.................  1.55%          B          $16.61        766
EQ/MID CAP INDEX.................  1.60%          B          $16.48        254
EQ/MID CAP INDEX.................  1.70%          B          $16.22          2

EQ/MONEY MARKET..................  1.15%          A          $30.78        106
EQ/MONEY MARKET..................  0.00%          B          $44.43         27
EQ/MONEY MARKET..................  0.50%          B          $37.38         --
EQ/MONEY MARKET..................  1.15%          B          $29.83        173
EQ/MONEY MARKET..................  1.35%          B          $27.82        243
EQ/MONEY MARKET..................  1.55%          B          $25.94        355
EQ/MONEY MARKET..................  1.60%          B          $25.49        295
EQ/MONEY MARKET..................  1.70%          B          $24.61         40

EQ/MORGAN STANLEY MID CAP GROWTH.  0.50%          B          $22.61         72
EQ/MORGAN STANLEY MID CAP GROWTH.  1.15%          B          $21.08        143
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B          $20.63        212
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $20.19        213
EQ/MORGAN STANLEY MID CAP GROWTH.  1.60%          B          $20.08         78
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $19.87          1

EQ/QUALITY BOND PLUS.............  0.50%          B          $20.22        157
EQ/QUALITY BOND PLUS.............  1.15%          B          $17.48        404
EQ/QUALITY BOND PLUS.............  1.35%          B          $16.71        689
EQ/QUALITY BOND PLUS.............  1.55%          B          $15.97        839
EQ/QUALITY BOND PLUS.............  1.60%          B          $15.79        404
EQ/QUALITY BOND PLUS.............  1.70%          B          $15.44          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/SMALL COMPANY INDEX........  1.15%          B          $24.62       162
EQ/SMALL COMPANY INDEX........  1.35%          B          $23.74       298
EQ/SMALL COMPANY INDEX........  1.55%          B          $22.89       221
EQ/SMALL COMPANY INDEX........  1.60%          B          $22.68        74
EQ/SMALL COMPANY INDEX........  1.70%          B          $22.27         2

MULTIMANAGER TECHNOLOGY.......  0.50%          B          $21.80        --
MULTIMANAGER TECHNOLOGY.......  1.15%          B          $19.89       226
MULTIMANAGER TECHNOLOGY.......  1.35%          B          $19.33       304
MULTIMANAGER TECHNOLOGY.......  1.55%          B          $18.79       585
MULTIMANAGER TECHNOLOGY.......  1.60%          B          $18.66       211

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.


                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       AXA 400 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                                         VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                                       --------------- ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    55,515     $    50,917     $   184,283
  Expenses:
   Asset-based charges................................................       152,525         190,573         276,640
                                                                         -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS)..........................................       (97,010)       (139,656)        (92,357)
                                                                         -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       149,905          40,948         314,672
   Net realized gain distribution from the Portfolios.................       534,905         516,997       1,225,662
                                                                         -----------     -----------     -----------
  Net realized gain (loss) on investments.............................       684,810         557,945       1,540,334
                                                                         -----------     -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,059,281)     (1,249,598)     (2,117,963)
                                                                         -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (374,471)       (691,653)       (577,629)
                                                                         -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (471,481)    $  (831,309)    $  (669,986)
                                                                         ===========     ===========     ===========

                                                                                                              AXA GLOBAL EQUITY
                                                                       AXA CONSERVATIVE AXA CONSERVATIVE-PLUS      MANAGED
                                                                         ALLOCATION*         ALLOCATION*         VOLATILITY*
                                                                       ---------------- --------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   353,334         $   299,876         $   405,364
  Expenses:
   Asset-based charges................................................       621,623             538,085             663,556
                                                                         -----------         -----------         -----------

NET INVESTMENT INCOME (LOSS)..........................................      (268,289)           (238,209)           (258,192)
                                                                         -----------         -----------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       (96,088)            228,982           1,749,556
   Net realized gain distribution from the Portfolios.................       746,041           1,280,162                  --
                                                                         -----------         -----------         -----------
  Net realized gain (loss) on investments.............................       649,953           1,509,144           1,749,556
                                                                         -----------         -----------         -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,068,098)         (2,020,791)         (2,810,378)
                                                                         -----------         -----------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (418,145)           (511,647)         (1,060,822)
                                                                         -----------         -----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  (686,434)        $  (749,856)        $(1,319,014)
                                                                         ===========         ===========         ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA INTERNATIONAL AXA INTERNATIONAL AXA LARGE CAP
                                                                         CORE MANAGED      VALUE MANAGED   CORE MANAGED
                                                                          VOLATILITY*       VOLATILITY*     VOLATILITY*
                                                                       ----------------- ----------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $    15,475        $  22,816      $   488,578
  Expenses:
   Asset-based charges................................................        358,733          317,205          753,997
                                                                          -----------        ---------      -----------

NET INVESTMENT INCOME (LOSS)..........................................       (343,258)        (294,389)        (265,419)
                                                                          -----------        ---------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................        383,012         (225,693)       1,185,155
   Net realized gain distribution from the Portfolios.................             --               --          756,663
                                                                          -----------        ---------      -----------
  Net realized gain (loss) on investments.............................        383,012         (225,693)       1,941,818
                                                                          -----------        ---------      -----------

  Net change in unrealized appreciation (depreciation) of investments.     (1,482,919)        (448,095)      (2,159,424)
                                                                          -----------        ---------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (1,099,907)        (673,788)        (217,606)
                                                                          -----------        ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(1,443,165)       $(968,177)     $  (483,025)
                                                                          ===========        =========      ===========

                                                                       AXA LARGE CAP  AXA LARGE CAP  AXA MID CAP
                                                                       GROWTH MANAGED VALUE MANAGED VALUE MANAGED
                                                                        VOLATILITY*    VOLATILITY*   VOLATILITY*
                                                                       -------------- ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   423,023   $  3,809,330   $   488,516
  Expenses:
   Asset-based charges................................................    2,077,259      3,442,353       948,839
                                                                        -----------   ------------   -----------

NET INVESTMENT INCOME (LOSS)..........................................   (1,654,236)       366,977      (460,323)
                                                                        -----------   ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    8,390,040        816,751     2,911,102
   Net realized gain distribution from the Portfolios.................    6,444,330             --            --
                                                                        -----------   ------------   -----------
  Net realized gain (loss) on investments.............................   14,834,370        816,751     2,911,102
                                                                        -----------   ------------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (9,105,284)   (14,416,927)   (5,505,964)
                                                                        -----------   ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    5,729,086    (13,600,176)   (2,594,862)
                                                                        -----------   ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 4,074,850   $(13,233,199)  $(3,055,185)
                                                                        ===========   ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                        AXA/AB SHORT
                                                                       AXA MODERATE AXA MODERATE-PLUS     DURATION
                                                                       ALLOCATION*     ALLOCATION*    GOVERNMENT BOND*
                                                                       ------------ ----------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,514,134     $   769,428       $      --
  Expenses:
   Asset-based charges................................................   2,402,679       1,264,005         263,942
                                                                       -----------     -----------       ---------

NET INVESTMENT INCOME (LOSS)..........................................    (888,545)       (494,577)       (263,942)
                                                                       -----------     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (2,135,738)      1,842,626         (44,617)
   Net realized gain distribution from the Portfolios.................   6,709,420       3,978,698              --
                                                                       -----------     -----------       ---------
  Net realized gain (loss) on investments.............................   4,573,682       5,821,324         (44,617)
                                                                       -----------     -----------       ---------

  Net change in unrealized appreciation (depreciation) of investments.  (7,522,268)     (7,535,324)        (41,817)
                                                                       -----------     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (2,948,586)     (1,714,000)        (86,434)
                                                                       -----------     -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(3,837,131)    $(2,208,577)      $(350,376)
                                                                       ===========     ===========       =========

                                                                                    AXA/FRANKLIN  AXA/FRANKLIN
                                                                                      BALANCED   SMALL CAP VALUE
                                                                       AXA/AB SMALL   MANAGED        MANAGED
                                                                       CAP GROWTH*  VOLATILITY*    VOLATILITY*
                                                                       ------------ ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    23,732  $   544,186     $   2,342
  Expenses:
   Asset-based charges................................................     768,724      343,806        14,990
                                                                       -----------  -----------     ---------

NET INVESTMENT INCOME (LOSS)..........................................    (744,992)     200,380       (12,648)
                                                                       -----------  -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   1,407,935      888,127        69,849
   Net realized gain distribution from the Portfolios.................   5,673,729           --            --
                                                                       -----------  -----------     ---------
  Net realized gain (loss) on investments.............................   7,081,664      888,127        69,849
                                                                       -----------  -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.  (8,412,081)  (2,148,453)     (141,504)
                                                                       -----------  -----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,330,417)  (1,260,326)      (71,655)
                                                                       -----------  -----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(2,075,409) $(1,059,946)    $ (84,303)
                                                                       ===========  ===========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON                        AXA/TEMPLETON
                                                                        ALLOCATION  AXA/MUTUAL LARGE CAP GLOBAL EQUITY
                                                                         MANAGED       EQUITY MANAGED       MANAGED
                                                                       VOLATILITY*      VOLATILITY*       VOLATILITY*
                                                                       ------------ -------------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  98,884        $  52,597         $      --
  Expenses:
   Asset-based charges................................................    117,863           44,539            74,656
                                                                        ---------        ---------         ---------

NET INVESTMENT INCOME (LOSS)..........................................    (18,979)           8,058           (74,656)
                                                                        ---------        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    340,383          339,017           264,705
   Net realized gain distribution from the Portfolios.................     42,822               --                --
                                                                        ---------        ---------         ---------
  Net realized gain (loss) on investments.............................    383,205          339,017           264,705
                                                                        ---------        ---------         ---------

  Net change in unrealized appreciation (depreciation) of investments.   (696,402)        (447,583)         (389,025)
                                                                        ---------        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (313,197)        (108,566)         (124,320)
                                                                        ---------        ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(332,176)       $(100,508)        $(198,976)
                                                                        =========        =========         =========


                                                                        EQ/CALVERT
                                                                         SOCIALLY   EQ/COMMON STOCK EQ/CORE BOND
                                                                       RESPONSIBLE*     INDEX*         INDEX*
                                                                       ------------ --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $  20,898    $  2,763,088    $ 924,321
  Expenses:
   Asset-based charges................................................     30,822       2,736,279      924,983
                                                                        ---------    ------------    ---------

NET INVESTMENT INCOME (LOSS)..........................................     (9,924)         26,809         (662)
                                                                        ---------    ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    136,797       7,402,090       (6,862)
   Net realized gain distribution from the Portfolios.................    215,922              --           --
                                                                        ---------    ------------    ---------
  Net realized gain (loss) on investments.............................    352,719       7,402,090       (6,862)
                                                                        ---------    ------------    ---------

  Net change in unrealized appreciation (depreciation) of investments.   (356,422)    (10,023,229)    (580,517)
                                                                        ---------    ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (3,703)     (2,621,139)    (587,379)
                                                                        ---------    ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ (13,627)   $ (2,594,330)   $(588,041)
                                                                        =========    ============    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       EQ/EQUITY 500 EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                                          INDEX*     AND ACQUISITIONS* COMPANY VALUE*
                                                                       ------------- ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 1,250,127      $      --      $   189,679
  Expenses:
   Asset-based charges................................................    1,116,219         90,461          528,446
                                                                        -----------      ---------      -----------

NET INVESTMENT INCOME (LOSS)..........................................      133,908        (90,461)        (338,767)
                                                                        -----------      ---------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    3,724,921         57,270        2,664,567
   Net realized gain distribution from the Portfolios.................    1,392,820        351,200        1,855,611
                                                                        -----------      ---------      -----------
  Net realized gain (loss) on investments.............................    5,117,741        408,470        4,520,178
                                                                        -----------      ---------      -----------

  Net change in unrealized appreciation (depreciation) of investments.   (5,697,649)      (197,221)      (6,784,009)
                                                                        -----------      ---------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (579,908)       211,249       (2,263,831)
                                                                        -----------      ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (446,000)     $ 120,788      $(2,602,598)
                                                                        ===========      =========      ===========

                                                                       EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/LARGE CAP
                                                                       GOVERNMENT BOND*  EQUITY INDEX*   GROWTH INDEX*
                                                                       ---------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $ 162,608       $ 1,194,393     $   440,969
  Expenses:
   Asset-based charges................................................      418,137           729,497         738,124
                                                                          ---------       -----------     -----------

NET INVESTMENT INCOME (LOSS)..........................................     (255,529)          464,896        (297,155)
                                                                          ---------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      181,529        (1,188,254)      3,498,066
   Net realized gain distribution from the Portfolios.................       30,623                --       4,491,185
                                                                          ---------       -----------     -----------
  Net realized gain (loss) on investments.............................      212,152        (1,188,254)      7,989,251
                                                                          ---------       -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.     (233,698)         (973,656)     (6,016,063)
                                                                          ---------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (21,546)       (2,161,910)      1,973,188
                                                                          ---------       -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(277,075)      $(1,697,014)    $ 1,676,033
                                                                          =========       ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       EQ/LARGE CAP
                                                                       VALUE INDEX* EQ/MID CAP INDEX* EQ/MONEY MARKET*
                                                                       ------------ ----------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   188,827     $   279,409       $      --
  Expenses:
   Asset-based charges................................................     141,764         486,690         518,442
                                                                       -----------     -----------       ---------

NET INVESTMENT INCOME (LOSS)..........................................      47,063        (207,281)       (518,442)
                                                                       -----------     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     744,430       1,832,841            (100)
   Net realized gain distribution from the Portfolios.................     236,180              --             180
                                                                       -----------     -----------       ---------
  Net realized gain (loss) on investments.............................     980,610       1,832,841              80
                                                                       -----------     -----------       ---------

  Net change in unrealized appreciation (depreciation) of investments.  (1,616,777)     (2,970,900)           (541)
                                                                       -----------     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (636,167)     (1,138,059)           (461)
                                                                       -----------     -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (589,104)    $(1,345,340)      $(518,903)
                                                                       ===========     ===========       =========

                                                                          EQ/MORGAN
                                                                       STANLEY MID CAP EQ/QUALITY    EQ/SMALL
                                                                           GROWTH*     BOND PLUS* COMPANY INDEX*
                                                                       --------------- ---------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $        --   $ 462,694   $   172,233
  Expenses:
   Asset-based charges................................................       217,582     609,106       273,155
                                                                         -----------   ---------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      (217,582)   (146,412)     (100,922)
                                                                         -----------   ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      (152,063)    111,282     1,078,465
   Net realized gain distribution from the Portfolios.................       397,957          --     1,501,821
                                                                         -----------   ---------   -----------
  Net realized gain (loss) on investments.............................       245,894     111,282     2,580,286
                                                                         -----------   ---------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,115,383)   (443,256)   (3,615,134)
                                                                         -----------   ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (869,489)   (331,974)   (1,034,848)
                                                                         -----------   ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,087,071)  $(478,386)  $(1,135,770)
                                                                         ===========   =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER
                                                                       TECHNOLOGY*
                                                                       ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --
  Expenses:
   Asset-based charges................................................     368,551
                                                                       -----------

NET INVESTMENT INCOME (LOSS)..........................................    (368,551)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   2,284,000
   Net realized gain distribution from the Portfolios.................   1,839,131
                                                                       -----------
  Net realized gain (loss) on investments.............................   4,123,131
                                                                       -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,615,542)
                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   1,507,589
                                                                       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 1,139,038
                                                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 AXA 400 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (97,010) $  (114,371)
  Net realized gain (loss) on investments..................................................     684,810      655,632
  Net change in unrealized appreciation (depreciation) of investments......................  (1,059,281)     271,399
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (471,481)     812,660
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................       8,520        7,800
  Transfers between Variable Investment Options including guaranteed interest account, net.    (302,952)    (439,117)
  Redemptions for contract benefits and terminations.......................................    (777,567)    (805,991)
  Contract maintenance charges.............................................................     (37,526)     (36,910)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,109,525)  (1,274,218)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,581,006)    (461,558)
NET ASSETS -- BEGINNING OF YEAR............................................................  11,295,626   11,757,184
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $ 9,714,620  $11,295,626
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          65           64
  Redeemed.................................................................................        (157)        (174)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (92)        (110)
                                                                                            ===========  ===========

                                                                                                AXA 2000 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (139,656) $  (190,321)
  Net realized gain (loss) on investments..................................................     557,945      749,850
  Net change in unrealized appreciation (depreciation) of investments......................  (1,249,598)    (229,399)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (831,309)     330,130
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................       4,080       18,835
  Transfers between Variable Investment Options including guaranteed interest account, net.    (309,473)    (978,722)
  Redemptions for contract benefits and terminations.......................................  (1,124,109)  (1,469,368)
  Contract maintenance charges.............................................................     (54,712)     (57,634)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,484,214)  (2,486,889)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...          --       (5,000)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,315,523)  (2,161,759)
NET ASSETS -- BEGINNING OF YEAR............................................................  14,459,522   16,621,281
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $12,143,999  $14,459,522
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          41           78
  Redeemed.................................................................................        (162)        (289)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (121)        (211)
                                                                                            ===========  ===========

                                                                                                 AXA AGGRESSIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (92,357) $    34,672
  Net realized gain (loss) on investments..................................................   1,540,334    2,669,398
  Net change in unrealized appreciation (depreciation) of investments......................  (2,117,963)  (2,021,669)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (669,986)     682,401
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     140,021        6,720
  Transfers between Variable Investment Options including guaranteed interest account, net.    (537,244)     (43,491)
  Redemptions for contract benefits and terminations.......................................    (871,740)  (1,718,809)
  Contract maintenance charges.............................................................    (104,703)    (106,641)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,373,666)  (1,862,221)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,043,652)  (1,179,820)
NET ASSETS -- BEGINNING OF YEAR............................................................  20,635,595   21,815,415
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $18,591,943  $20,635,595
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         111          124
  Redeemed.................................................................................        (206)        (247)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (95)        (123)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AXA CONSERVATIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (268,289) $  (272,779)
  Net realized gain (loss) on investments..................................................     649,953    1,438,000
  Net change in unrealized appreciation (depreciation) of investments......................  (1,068,098)    (575,024)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (686,434)     590,197
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,268,915       49,946
  Transfers between Variable Investment Options including guaranteed interest account, net.    (528,202)   1,898,012
  Redemptions for contract benefits and terminations.......................................  (5,574,685)  (5,905,415)
  Contract maintenance charges.............................................................    (180,989)    (200,329)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,014,961)  (4,157,786)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,701,395)  (3,567,589)
NET ASSETS -- BEGINNING OF YEAR............................................................  48,018,725   51,586,314
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $42,317,330  $48,018,725
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         430          572
  Redeemed.................................................................................        (835)        (911)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (405)        (339)
                                                                                            ===========  ===========

                                                                                              AXA CONSERVATIVE-PLUS
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (238,209) $  (208,233)
  Net realized gain (loss) on investments..................................................   1,509,144    2,369,713
  Net change in unrealized appreciation (depreciation) of investments......................  (2,020,791)  (1,447,069)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (749,856)     714,411
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     304,682      554,579
  Transfers between Variable Investment Options including guaranteed interest account, net.     927,978      232,097
  Redemptions for contract benefits and terminations.......................................  (4,751,420)  (6,436,622)
  Contract maintenance charges.............................................................    (124,235)    (126,308)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,642,995)  (5,776,254)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,392,851)  (5,061,843)
NET ASSETS -- BEGINNING OF YEAR............................................................  39,243,414   44,305,257
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $34,850,563  $39,243,414
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         180          313
  Redeemed.................................................................................        (461)        (756)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (281)        (443)
                                                                                            ===========  ===========

                                                                                                AXA GLOBAL EQUITY
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (258,192) $  (249,789)
  Net realized gain (loss) on investments..................................................   1,749,556    1,358,032
  Net change in unrealized appreciation (depreciation) of investments......................  (2,810,378)    (910,935)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,319,014)     197,308
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     171,528       75,328
  Transfers between Variable Investment Options including guaranteed interest account, net.    (993,698)  (2,891,072)
  Redemptions for contract benefits and terminations.......................................  (4,023,211)  (3,641,892)
  Contract maintenance charges.............................................................    (189,190)    (200,874)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,034,571)  (6,658,510)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,353,585)  (6,461,202)
NET ASSETS -- BEGINNING OF YEAR............................................................  48,853,591   55,314,793
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $42,500,006  $48,853,591
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          85           28
  Redeemed.................................................................................        (320)        (338)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (235)        (310)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             AXA INTERNATIONAL CORE
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (343,258) $   (19,969)
  Net realized gain (loss) on investments..................................................     383,012      537,044
  Net change in unrealized appreciation (depreciation) of investments......................  (1,482,919)  (2,733,194)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,443,165)  (2,216,119)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      68,695        6,271
  Transfers between Variable Investment Options including guaranteed interest account, net.      83,051     (456,910)
  Redemptions for contract benefits and terminations.......................................  (1,428,212)  (1,934,173)
  Contract maintenance charges.............................................................    (117,818)    (127,700)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,394,284)  (2,512,512)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,837,449)  (4,728,631)
NET ASSETS -- BEGINNING OF YEAR............................................................  27,673,551   32,402,182
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $24,836,102  $27,673,551
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         246           77
  Redeemed.................................................................................        (350)        (259)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (104)        (182)
                                                                                            ===========  ===========

                                                                                             AXA INTERNATIONAL VALUE
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (294,389) $    40,346
  Net realized gain (loss) on investments..................................................    (225,693)    (696,658)
  Net change in unrealized appreciation (depreciation) of investments......................    (448,095)  (1,478,201)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (968,177)  (2,134,513)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     149,220       25,362
  Transfers between Variable Investment Options including guaranteed interest account, net.     450,222     (269,341)
  Redemptions for contract benefits and terminations.......................................  (1,723,975)  (1,944,558)
  Contract maintenance charges.............................................................     (93,457)    (101,528)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,217,990)  (2,290,065)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,186,167)  (4,424,578)
NET ASSETS -- BEGINNING OF YEAR............................................................  22,544,273   26,968,851
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $20,358,106  $22,544,273
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          67           38
  Redeemed.................................................................................        (129)        (149)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (62)        (111)
                                                                                            ===========  ===========

                                                                                               AXA LARGE CAP CORE
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (265,419) $  (276,539)
  Net realized gain (loss) on investments..................................................   1,941,818    3,458,013
  Net change in unrealized appreciation (depreciation) of investments......................  (2,159,424)   2,199,519
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (483,025)   5,380,993
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     117,210      187,891
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,153,113)  (1,317,650)
  Redemptions for contract benefits and terminations.......................................  (4,451,573)  (4,806,799)
  Contract maintenance charges.............................................................    (204,949)    (212,082)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,692,425)  (6,148,640)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,175,450)    (767,647)
NET ASSETS -- BEGINNING OF YEAR............................................................  56,723,175   57,490,822
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $50,547,725  $56,723,175
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          36           79
  Redeemed.................................................................................        (433)        (540)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (397)        (461)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AXA LARGE CAP GROWTH
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,654,236) $ (1,862,293)
  Net realized gain (loss) on investments..................................................   14,834,370     6,956,816
  Net change in unrealized appreciation (depreciation) of investments......................   (9,105,284)    9,171,689
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    4,074,850    14,266,212
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      793,400       515,411
  Transfers between Variable Investment Options including guaranteed interest account, net.   (5,407,777)   (7,066,071)
  Redemptions for contract benefits and terminations.......................................  (12,591,921)  (13,009,751)
  Contract maintenance charges.............................................................     (643,193)     (650,122)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (17,849,491)  (20,210,533)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...           --       (52,000)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (13,774,641)   (5,996,321)
NET ASSETS -- BEGINNING OF YEAR............................................................  157,519,210   163,515,531
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $143,744,569  $157,519,210
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................          105            77
  Redeemed.................................................................................         (820)         (966)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (715)         (889)
                                                                                            ============  ============

                                                                                                AXA LARGE CAP VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    366,977  $   (242,316)
  Net realized gain (loss) on investments..................................................      816,751    (1,669,875)
  Net change in unrealized appreciation (depreciation) of investments......................  (14,416,927)   29,307,666
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (13,233,199)   27,395,475
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      623,626       790,143
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,206,768)  (10,774,377)
  Redemptions for contract benefits and terminations.......................................  (20,544,010)  (24,293,654)
  Contract maintenance charges.............................................................     (939,968)   (1,004,053)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (29,067,120)  (35,281,941)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (42,300,319)   (7,886,466)
NET ASSETS -- BEGINNING OF YEAR............................................................  267,593,648   275,480,114
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $225,293,329  $267,593,648
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            6            18
  Redeemed.................................................................................         (256)         (266)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (250)         (248)
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................           41            92
  Redeemed.................................................................................       (1,658)       (2,150)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,617)       (2,058)
                                                                                            ============  ============

                                                                                                AXA MID CAP VALUE
                                                                                               MANAGED VOLATILITY*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (460,323) $  (608,501)
  Net realized gain (loss) on investments..................................................    2,911,102    3,165,449
  Net change in unrealized appreciation (depreciation) of investments......................   (5,505,964)   3,697,612
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (3,055,185)   6,254,560
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      151,288      185,137
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,856,002)    (125,590)
  Redemptions for contract benefits and terminations.......................................   (5,045,163)  (6,526,057)
  Contract maintenance charges.............................................................     (252,013)    (266,489)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (8,001,890)  (6,732,999)
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (11,057,075)    (478,439)
NET ASSETS -- BEGINNING OF YEAR............................................................   70,983,623   71,462,062
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR.................................................................. $ 59,926,548  $70,983,623
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................           21          152
  Redeemed.................................................................................         (346)        (447)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................         (325)        (295)
                                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AXA MODERATE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (888,545) $   (454,018)
  Net realized gain (loss) on investments..................................................    4,573,682     4,468,071
  Net change in unrealized appreciation (depreciation) of investments......................   (7,522,268)     (441,685)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (3,837,131)    3,572,368
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    3,329,727     1,120,438
  Transfers between Variable Investment Options including guaranteed interest account, net.   (3,046,560)   (1,429,738)
  Redemptions for contract benefits and terminations.......................................  (18,668,681)  (19,781,588)
  Contract maintenance charges.............................................................     (772,386)     (828,455)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (19,157,900)  (20,919,343)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...     (800,000)      (41,000)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (23,795,031)  (17,387,975)
NET ASSETS -- BEGINNING OF YEAR............................................................  199,927,250   217,315,225
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $176,132,219  $199,927,250
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            4             3
  Redeemed.................................................................................          (39)          (32)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (35)          (29)
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................          108            95
  Redeemed.................................................................................         (409)         (439)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (301)         (344)
                                                                                            ============  ============

                                                                                                AXA MODERATE-PLUS
                                                                                                   ALLOCATION*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (494,577) $  (133,322)
  Net realized gain (loss) on investments..................................................    5,821,324    6,965,706
  Net change in unrealized appreciation (depreciation) of investments......................   (7,535,324)  (4,640,322)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (2,208,577)   2,192,062
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      615,244      926,948
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,543,009)    (859,675)
  Redemptions for contract benefits and terminations.......................................   (8,304,385)  (6,750,228)
  Contract maintenance charges.............................................................     (408,845)    (425,234)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (9,640,995)  (7,108,189)
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (11,849,572)  (4,916,127)
NET ASSETS -- BEGINNING OF YEAR............................................................   94,376,374   99,292,501
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR.................................................................. $ 82,526,802  $94,376,374
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          221          182
  Redeemed.................................................................................         (873)        (675)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................         (652)        (493)
                                                                                            ============  ===========

                                                                                              AXA/AB SHORT DURATION
                                                                                                GOVERNMENT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (263,942) $  (291,840)
  Net realized gain (loss) on investments..................................................     (44,617)     (21,494)
  Net change in unrealized appreciation (depreciation) of investments......................     (41,817)     (84,597)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (350,376)    (397,931)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,189,193       49,220
  Transfers between Variable Investment Options including guaranteed interest account, net.     185,273     (316,765)
  Redemptions for contract benefits and terminations.......................................  (1,955,770)  (1,833,637)
  Contract maintenance charges.............................................................     (76,556)     (83,459)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (657,860)  (2,184,641)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,008,236)  (2,582,572)
NET ASSETS -- BEGINNING OF YEAR............................................................  19,315,087   21,897,659
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $18,306,851  $19,315,087
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................         365          160
  Redeemed.................................................................................        (434)        (385)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (69)        (225)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                AXA/AB SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (744,992) $  (786,525)
  Net realized gain (loss) on investments..................................................   7,081,664    8,252,442
  Net change in unrealized appreciation (depreciation) of investments......................  (8,412,081)  (6,350,645)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,075,409)   1,115,272
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     104,100       80,904
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,451,967)  (2,135,102)
  Redemptions for contract benefits and terminations.......................................  (4,862,792)  (4,667,271)
  Contract maintenance charges.............................................................    (210,013)    (216,855)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (6,420,672)  (6,938,324)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,496,081)  (5,823,052)
NET ASSETS -- BEGINNING OF YEAR............................................................  56,440,908   62,263,960
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $47,944,827  $56,440,908
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2           12
  Redeemed.................................................................................          (9)         (21)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (7)          (9)
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          46           42
  Redeemed.................................................................................        (243)        (264)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (197)        (222)
                                                                                            ===========  ===========

                                                                                              AXA/FRANKLIN BALANCED
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   200,380  $   219,186
  Net realized gain (loss) on investments..................................................     888,127    1,156,411
  Net change in unrealized appreciation (depreciation) of investments......................  (2,148,453)    (374,697)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,059,946)   1,000,900
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     464,844      528,525
  Transfers between Variable Investment Options including guaranteed interest account, net.     883,458    5,438,166
  Redemptions for contract benefits and terminations.......................................  (2,354,419)  (2,916,283)
  Contract maintenance charges.............................................................     (96,481)     (86,241)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,102,598)   2,964,167
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...          (4)          --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,162,548)   3,965,067
NET ASSETS -- BEGINNING OF YEAR............................................................  24,518,246   20,553,179
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $22,355,698  $24,518,246
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................         273          568
  Redeemed.................................................................................        (364)        (332)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (91)         236
                                                                                            ===========  ===========

                                                                                              AXA/FRANKLIN SMALL
                                                                                               CAP VALUE MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (12,648) $  (19,157)
  Net realized gain (loss) on investments..................................................     69,849     185,880
  Net change in unrealized appreciation (depreciation) of investments......................   (141,504)   (164,094)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (84,303)      2,629
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................        173         (25)
  Transfers between Variable Investment Options including guaranteed interest account, net.   (131,122)   (262,957)
  Redemptions for contract benefits and terminations.......................................    (58,086)    (90,044)
  Contract maintenance charges.............................................................     (4,028)     (4,948)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (193,063)   (357,974)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...         25         (25)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (277,341)   (355,370)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,216,789   1,572,159
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR.................................................................. $  939,448  $1,216,789
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5          40
  Redeemed.................................................................................        (19)        (67)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (14)        (27)
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA/FRANKLIN
                                                                                              TEMPLETON ALLOCATION
                                                                                              MANAGED VOLATILITY*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (18,979) $   21,617
  Net realized gain (loss) on investments..................................................     383,205     618,057
  Net change in unrealized appreciation (depreciation) of investments......................    (696,402)   (288,767)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (332,176)    350,907
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................         155      11,746
  Transfers between Variable Investment Options including guaranteed interest account, net.    (295,558)    196,485
  Redemptions for contract benefits and terminations.......................................    (362,813)   (918,580)
  Contract maintenance charges.............................................................     (23,268)    (21,927)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (681,484)   (732,276)
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...          --          --
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,013,660)   (381,369)
NET ASSETS -- BEGINNING OF YEAR............................................................   8,605,378   8,986,747
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR.................................................................. $ 7,591,718  $8,605,378
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          55         123
  Redeemed.................................................................................        (117)       (190)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         (62)        (67)
                                                                                            ===========  ==========

                                                                                             AXA/MUTUAL LARGE CAP
                                                                                                EQUITY MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,058  $   16,790
  Net realized gain (loss) on investments..................................................    339,017     170,007
  Net change in unrealized appreciation (depreciation) of investments......................   (447,583)     76,949
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (100,508)    263,746
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................        337        (187)
  Transfers between Variable Investment Options including guaranteed interest account, net.   (500,246)    227,298
  Redemptions for contract benefits and terminations.......................................   (192,460)   (183,795)
  Contract maintenance charges.............................................................    (11,258)    (12,501)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (703,627)     30,815
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (804,135)    294,561
NET ASSETS -- BEGINNING OF YEAR............................................................  3,598,683   3,304,122
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR.................................................................. $2,794,548  $3,598,683
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         13          50
  Redeemed.................................................................................        (66)        (48)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (53)          2
                                                                                            ==========  ==========

                                                                                             AXA/TEMPLETON GLOBAL
                                                                                                EQUITY MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (74,656) $      941
  Net realized gain (loss) on investments..................................................    264,705     387,867
  Net change in unrealized appreciation (depreciation) of investments......................   (389,025)   (431,953)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (198,976)    (43,145)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      8,250      64,003
  Transfers between Variable Investment Options including guaranteed interest account, net.    327,138   1,149,194
  Redemptions for contract benefits and terminations.......................................   (394,098)   (388,834)
  Contract maintenance charges.............................................................    (21,029)    (18,940)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (79,739)    805,423
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45...        (21)         25
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (278,736)    762,303
NET ASSETS -- BEGINNING OF YEAR............................................................  5,390,030   4,627,727
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR.................................................................. $5,111,294  $5,390,030
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         93         176
  Redeemed.................................................................................        (98)       (107)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (5)         69
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              EQ/CALVERT SOCIALLY
                                                                                                 RESPONSIBLE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (9,924) $   (7,337)
  Net realized gain (loss) on investments..................................................    352,719     212,830
  Net change in unrealized appreciation (depreciation) of investments......................   (356,422)    (36,332)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (13,627)    169,161
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      9,796      21,928
  Transfers between Variable Investment Options including guaranteed interest account, net.    450,434     329,161
  Redemptions for contract benefits and terminations.......................................   (119,537)   (108,527)
  Contract maintenance charges.............................................................     (5,459)     (4,655)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    335,234     237,907
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    321,607     407,068
NET ASSETS -- BEGINNING OF YEAR............................................................  1,664,055   1,256,987
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR.................................................................. $1,985,662  $1,664,055
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................         88          73
  Redeemed.................................................................................        (62)        (52)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         26          21
                                                                                            ==========  ==========

                                                                                              EQ/COMMON STOCK INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     26,809  $   (247,817)
  Net realized gain (loss) on investments..................................................    7,402,090     7,336,797
  Net change in unrealized appreciation (depreciation) of investments......................  (10,023,229)   14,255,839
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,594,330)   21,344,819
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,413,458     1,115,185
  Transfers between Variable Investment Options including guaranteed interest account, net.   (3,126,051)   (3,905,147)
  Redemptions for contract benefits and terminations.......................................  (16,598,611)  (17,942,099)
  Contract maintenance charges.............................................................     (874,551)     (905,630)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (19,185,755)  (21,637,691)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (21,780,085)     (292,872)
NET ASSETS -- BEGINNING OF YEAR............................................................  213,847,774   214,140,646
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $192,067,689  $213,847,774
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            2             1
  Redeemed.................................................................................           (9)           (9)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (7)           (8)
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................           12             7
  Redeemed.................................................................................          (59)          (62)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (47)          (55)
                                                                                            ============  ============

                                                                                               EQ/CORE BOND INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $      (662) $  (106,570)
  Net realized gain (loss) on investments..................................................      (6,862)     285,225
  Net change in unrealized appreciation (depreciation) of investments......................    (580,517)     532,926
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (588,041)     711,581
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     307,247      329,963
  Transfers between Variable Investment Options including guaranteed interest account, net.     858,526      707,905
  Redemptions for contract benefits and terminations.......................................  (7,496,315)  (6,539,514)
  Contract maintenance charges.............................................................    (266,982)    (274,207)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (6,597,524)  (5,775,853)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (7,185,565)  (5,064,272)
NET ASSETS -- BEGINNING OF YEAR............................................................  68,319,975   73,384,247
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $61,134,410  $68,319,975
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................         298          301
  Redeemed.................................................................................        (765)        (714)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (467)        (413)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/EQUITY 500 INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   133,908  $   (17,968)
  Net realized gain (loss) on investments..................................................   5,117,741    4,190,200
  Net change in unrealized appreciation (depreciation) of investments......................  (5,697,649)   4,362,734
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (446,000)   8,534,966
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     292,279      369,032
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,599,199    2,916,389
  Redemptions for contract benefits and terminations.......................................  (6,594,432)  (6,659,888)
  Contract maintenance charges.............................................................    (301,176)    (292,210)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,004,130)  (3,666,677)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,450,130)   4,868,289
NET ASSETS -- BEGINNING OF YEAR............................................................  81,314,702   76,446,413
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $75,864,572  $81,314,702
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         126          138
  Redeemed.................................................................................        (240)        (227)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (114)         (89)
                                                                                            ===========  ===========

                                                                                               EQ/GAMCO MERGERS
                                                                                               AND ACQUISITIONS*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (90,461) $  (99,783)
  Net realized gain (loss) on investments..................................................    408,470     438,325
  Net change in unrealized appreciation (depreciation) of investments......................   (197,221)   (297,120)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    120,788      41,422
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     27,229      28,244
  Transfers between Variable Investment Options including guaranteed interest account, net.   (443,970)    395,835
  Redemptions for contract benefits and terminations.......................................   (452,605)   (545,059)
  Contract maintenance charges.............................................................    (33,123)    (34,023)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (902,469)   (155,003)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (781,681)   (113,581)
NET ASSETS -- BEGINNING OF YEAR............................................................  8,402,719   8,516,300
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR.................................................................. $7,621,038  $8,402,719
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         25          63
  Redeemed.................................................................................        (87)        (74)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (62)        (11)
                                                                                            ==========  ==========

                                                                                                 EQ/GAMCO SMALL
                                                                                                 COMPANY VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (338,767) $  (497,238)
  Net realized gain (loss) on investments..................................................   4,520,178    7,518,014
  Net change in unrealized appreciation (depreciation) of investments......................  (6,784,009)  (6,413,422)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,602,598)     607,354
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     124,945       59,683
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,047,210)  (3,381,323)
  Redemptions for contract benefits and terminations.......................................  (2,992,026)  (3,398,559)
  Contract maintenance charges.............................................................    (147,826)    (157,695)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,062,117)  (6,877,894)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (7,664,715)  (6,270,540)
NET ASSETS -- BEGINNING OF YEAR............................................................  41,512,389   47,782,929
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $33,847,674  $41,512,389
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          22          122
  Redeemed.................................................................................        (112)        (244)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (90)        (122)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 EQ/INTERMEDIATE
                                                                                                GOVERNMENT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (255,529) $  (348,858)
  Net realized gain (loss) on investments..................................................     212,152      206,531
  Net change in unrealized appreciation (depreciation) of investments......................    (233,698)     167,002
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (277,075)      24,675
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     156,785      723,175
  Transfers between Variable Investment Options including guaranteed interest account, net.     688,444      121,647
  Redemptions for contract benefits and terminations.......................................  (4,290,036)  (3,847,884)
  Contract maintenance charges.............................................................     (77,585)     (85,440)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,522,392)  (3,088,502)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,799,467)  (3,063,827)
NET ASSETS -- BEGINNING OF YEAR............................................................  30,372,944   33,436,771
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $26,573,477  $30,372,944
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           4           16
  Redeemed.................................................................................         (24)         (21)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (20)          (5)
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          79           82
  Redeemed.................................................................................        (234)        (233)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (155)        (151)
                                                                                            ===========  ===========

                                                                                                EQ/INTERNATIONAL
                                                                                                  EQUITY INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   464,896  $   875,396
  Net realized gain (loss) on investments..................................................  (1,188,254)    (406,082)
  Net change in unrealized appreciation (depreciation) of investments......................    (973,656)  (5,105,222)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,697,014)  (4,635,908)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     238,075      166,071
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,601,100      351,821
  Redemptions for contract benefits and terminations.......................................  (3,919,634)  (4,938,014)
  Contract maintenance charges.............................................................    (212,454)    (227,588)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,292,913)  (4,647,710)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,989,927)  (9,283,618)
NET ASSETS -- BEGINNING OF YEAR............................................................  51,305,362   60,588,980
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $47,315,435  $51,305,362
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          18            5
  Redeemed.................................................................................         (36)         (31)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (18)         (26)
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................         330           87
  Redeemed.................................................................................        (477)        (371)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (147)        (284)
                                                                                            ===========  ===========

                                                                                                  EQ/LARGE CAP
                                                                                                  GROWTH INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (297,155) $  (274,943)
  Net realized gain (loss) on investments..................................................   7,989,251    8,996,305
  Net change in unrealized appreciation (depreciation) of investments......................  (6,016,063)  (3,601,113)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   1,676,033    5,120,249
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     406,259      149,097
  Transfers between Variable Investment Options including guaranteed interest account, net.     690,304       11,724
  Redemptions for contract benefits and terminations.......................................  (3,863,247)  (4,373,170)
  Contract maintenance charges.............................................................    (180,462)    (173,941)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,947,146)  (4,386,290)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,271,113)     733,959
NET ASSETS -- BEGINNING OF YEAR............................................................  51,344,349   50,610,390
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR.................................................................. $50,073,236  $51,344,349
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................         247          189
  Redeemed.................................................................................        (481)        (564)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (234)        (375)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    EQ/LARGE CAP
                                                                                                    VALUE INDEX*
                                                                                              ------------------------
                                                                                                  2015         2014
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    47,063  $     8,708
  Net realized gain (loss) on investments....................................................     980,610      990,144
  Net change in unrealized appreciation (depreciation) of investments........................  (1,616,777)      27,307
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from operations............................    (589,104)   1,026,159
                                                                                              -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners.....................................................      85,877       58,569
   Transfers between Variable Investment Options including guaranteed interest account, net..     418,787    1,607,537
   Redemptions for contract benefits and terminations........................................    (865,646)    (967,903)
   Contract maintenance charges..............................................................     (38,163)     (36,031)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions............    (399,145)     662,172
                                                                                              -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........................................................    (988,249)   1,688,331
NET ASSETS -- BEGINNING OF YEAR..............................................................  10,469,094    8,780,763
                                                                                              -----------  -----------

NET ASSETS -- END OF YEAR.................................................................... $ 9,480,845  $10,469,094
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         239          417
  Redeemed...................................................................................        (282)        (343)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (43)          74
                                                                                              ===========  ===========

                                                                                                  EQ/MID CAP INDEX*
                                                                                              ------------------------
                                                                                                  2015         2014
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (207,281) $  (227,756)
  Net realized gain (loss) on investments....................................................   1,832,841    1,488,521
  Net change in unrealized appreciation (depreciation) of investments........................  (2,970,900)   1,152,039
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from operations............................  (1,345,340)   2,412,804
                                                                                              -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners.....................................................     103,218      123,658
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,490,702     (138,476)
   Redemptions for contract benefits and terminations........................................  (3,437,038)  (3,084,341)
   Contract maintenance charges..............................................................    (115,225)    (112,159)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions............  (1,958,343)  (3,211,318)
                                                                                              -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........................................................  (3,303,683)    (798,514)
NET ASSETS -- BEGINNING OF YEAR..............................................................  33,691,193   34,489,707
                                                                                              -----------  -----------

NET ASSETS -- END OF YEAR.................................................................... $30,387,510  $33,691,193
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         179          157
  Redeemed...................................................................................        (292)        (348)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................        (113)        (191)
                                                                                              ===========  ===========

                                                                                                   EQ/MONEY MARKET*
                                                                                              --------------------------
                                                                                                  2015          2014
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (518,442) $   (619,896)
  Net realized gain (loss) on investments....................................................           80           188
  Net change in unrealized appreciation (depreciation) of investments........................         (541)           69
                                                                                              ------------  ------------

  Net increase (decrease) in net assets resulting from operations............................     (518,903)     (619,639)
                                                                                              ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners.....................................................      922,693     1,137,137
   Transfers between Variable Investment Options including guaranteed interest account, net..   21,799,642    22,867,334
   Redemptions for contract benefits and terminations........................................  (28,566,000)  (31,284,820)
   Contract maintenance charges..............................................................     (119,945)     (133,408)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions............   (5,963,610)   (7,413,757)
                                                                                              ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS........................................................   (6,482,513)   (8,033,396)
NET ASSETS -- BEGINNING OF YEAR..............................................................   40,560,867    48,594,263
                                                                                              ------------  ------------

NET ASSETS -- END OF YEAR.................................................................... $ 34,078,354  $ 40,560,867
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           68            43
  Redeemed...................................................................................          (66)          (58)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................            2           (15)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,043         1,096
  Redeemed...................................................................................       (1,266)       (1,354)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (223)         (258)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  EQ/MORGAN STANLEY
                                                                                                   MID CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2015         2014
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (217,582) $  (254,093)
  Net realized gain (loss) on investments....................................................     245,894    3,550,505
  Net change in unrealized appreciation (depreciation) of investments........................  (1,115,383)  (3,852,932)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from operations............................  (1,087,071)    (556,520)
                                                                                              -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners.....................................................      65,227       70,852
   Transfers between Variable Investment Options including guaranteed interest account, net..    (552,623)    (754,391)
   Redemptions for contract benefits and terminations........................................  (1,258,229)  (1,342,296)
   Contract maintenance charges..............................................................     (67,019)     (72,126)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions............  (1,812,644)  (2,097,961)
                                                                                              -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........................................................  (2,899,715)  (2,654,481)
NET ASSETS -- BEGINNING OF YEAR..............................................................  17,812,181   20,466,662
                                                                                              -----------  -----------

NET ASSETS -- END OF YEAR.................................................................... $14,912,466  $17,812,181
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          45          302
  Redeemed...................................................................................        (128)        (404)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (83)        (102)
                                                                                              ===========  ===========

                                                                                                EQ/QUALITY BOND PLUS*
                                                                                              ------------------------
                                                                                                  2015         2014
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (146,412) $  (197,497)
  Net realized gain (loss) on investments....................................................     111,282        4,780
  Net change in unrealized appreciation (depreciation) of investments........................    (443,256)     941,040
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from operations............................    (478,386)     748,323
                                                                                              -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners.....................................................     144,612      298,867
   Transfers between Variable Investment Options including guaranteed interest account, net..    (800,350)    (809,674)
   Redemptions for contract benefits and terminations........................................  (4,015,520)  (4,165,199)
   Contract maintenance charges..............................................................    (159,853)    (173,561)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions............  (4,831,111)  (4,849,567)
                                                                                              -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........................................................  (5,309,497)  (4,101,244)
NET ASSETS -- BEGINNING OF YEAR..............................................................  46,955,122   51,056,366
                                                                                              -----------  -----------

NET ASSETS -- END OF YEAR.................................................................... $41,645,625  $46,955,122
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          96          174
  Redeemed...................................................................................        (386)        (469)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................        (290)        (295)
                                                                                              ===========  ===========

                                                                                                      EQ/SMALL
                                                                                                   COMPANY INDEX*
                                                                                              ------------------------
                                                                                                  2015         2014
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (100,922) $  (130,875)
  Net realized gain (loss) on investments....................................................   2,580,286    3,113,059
  Net change in unrealized appreciation (depreciation) of investments........................  (3,615,134)  (2,384,796)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from operations............................  (1,135,770)     597,388
                                                                                              -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners.....................................................      88,846       59,587
   Transfers between Variable Investment Options including guaranteed interest account, net..     955,031     (956,262)
   Redemptions for contract benefits and terminations........................................  (1,687,189)  (1,673,941)
   Contract maintenance charges..............................................................     (79,860)     (78,837)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions............    (723,172)  (2,649,453)
                                                                                              -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........................................................  (1,858,942)  (2,052,065)
NET ASSETS -- BEGINNING OF YEAR..............................................................  19,705,663   21,757,728
                                                                                              -----------  -----------

NET ASSETS -- END OF YEAR.................................................................... $17,846,721  $19,705,663
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          86           43
  Redeemed...................................................................................        (115)        (156)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (29)        (113)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    MULTIMANAGER
                                                                                                     TECHNOLOGY*
                                                                                              ------------------------
                                                                                                  2015         2014
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (368,551) $  (342,668)
  Net realized gain (loss) on investments....................................................   4,123,131    3,943,100
  Net change in unrealized appreciation (depreciation) of investments........................  (2,615,542)    (976,154)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from operations............................   1,139,038    2,624,278
                                                                                              -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
   Payments received from contractowners.....................................................     117,269       94,327
   Transfers between Variable Investment Options including guaranteed interest account, net..     627,260    1,156,323
   Redemptions for contract benefits and terminations........................................  (1,647,530)  (1,870,362)
   Contract maintenance charges..............................................................     (90,102)     (85,035)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions............    (993,103)    (704,747)
                                                                                              -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS........................................................     145,935    1,919,531
NET ASSETS -- BEGINNING OF YEAR..............................................................  25,185,155   23,265,624
                                                                                              -----------  -----------

NET ASSETS -- END OF YEAR.................................................................... $25,331,090  $25,185,155
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         221          200
  Redeemed...................................................................................        (278)        (249)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (57)         (49)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable. The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP") and EQ Advisors Trust ("EQAT"), (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-Plus Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation

     EQ ADVISORS TRUST*
   .   AXA 400 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Global Equity Managed Volatility
   .   AXA International Core Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA/AB Short Duration Government Bond/(1)/
   .   AXA/AB Small Cap Growth/(2)/
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Templeton Global Equity Managed Volatility
   .   EQ/Calvert Socially Responsible
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Morgan Stanley Mid Cap Growth
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   Multimanager Technology

  (1)Formerly known as EQ/AllianceBernstein Short Duration Government Bond.

  (2)Formerly known as EQ/AllianceBernstein Small Cap Growth.

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of the Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)

   accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)


   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES     SALES
                                                      ----------- -----------
AXA 400 MANAGED VOLATILITY........................... $ 1,375,241 $ 2,046,871
AXA 2000 MANAGED VOLATILITY..........................   1,067,249   2,174,122
AXA AGGRESSIVE ALLOCATION............................   3,077,097   3,317,458
AXA CONSERVATIVE ALLOCATION..........................   6,364,287  10,901,496
AXA CONSERVATIVE-PLUS ALLOCATION.....................   3,918,285   6,519,327
AXA GLOBAL EQUITY MANAGED VOLATILITY.................   2,247,972   7,540,735
AXA INTERNATIONAL CORE MANAGED VOLATILITY............   3,617,884   5,355,426
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........   1,351,422   2,863,801
AXA LARGE CAP CORE MANAGED VOLATILITY................   1,765,217   6,966,398
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............   9,562,039  22,621,436
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   4,514,882  33,215,025
AXA MID CAP VALUE MANAGED VOLATILITY.................   1,001,442   9,463,655
AXA MODERATE ALLOCATION..............................  14,450,338  28,587,363
AXA MODERATE-PLUS ALLOCATION.........................   7,985,631  14,142,505
AXA/AB SHORT DURATION GOVERNMENT BOND................   3,492,948   4,414,750
AXA/AB SMALL CAP GROWTH..............................   7,214,409   8,706,344
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............   4,003,642   4,905,860
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......      72,909     278,620
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.     756,285   1,413,926
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......     213,270     908,839

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                 PURCHASES     SALES
                                                ----------- -----------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY. $ 1,055,911 $ 1,210,306
EQ/CALVERT SOCIALLY RESPONSIBLE................   1,372,748     831,516
EQ/COMMON STOCK INDEX..........................   7,704,640  26,863,586
EQ/CORE BOND INDEX.............................   5,159,474  11,757,660
EQ/EQUITY 500 INDEX............................   8,150,081  11,627,483
EQ/GAMCO MERGERS AND ACQUISITIONS..............     703,105   1,344,835
EQ/GAMCO SMALL COMPANY VALUE...................   3,169,882   6,715,155
EQ/INTERMEDIATE GOVERNMENT BOND................   1,847,940   5,595,238
EQ/INTERNATIONAL EQUITY INDEX..................   6,626,256   8,454,273
EQ/LARGE CAP GROWTH INDEX......................   8,121,415   6,874,531
EQ/LARGE CAP VALUE INDEX.......................   2,667,744   2,783,646
EQ/MID CAP INDEX...............................   3,484,440   5,650,064
EQ/MONEY MARKET................................  31,001,126  37,482,998
EQ/MORGAN STANLEY MID CAP GROWTH...............   1,364,300   2,996,569
EQ/QUALITY BOND PLUS...........................   2,081,229   7,058,752
EQ/SMALL COMPANY INDEX.........................   3,813,727   3,136,000
MULTIMANAGER TECHNOLOGY........................   5,986,283   5,508,806

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes issued by the Trusts are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the Trusts' Board of Trustees and adopted by the applicable Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. Class A shares of the Trusts continue to be purchased with respect to Contracts in force prior to May 1, 1997. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of the Trusts. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of the Trusts generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index as well as a portion of AXA Large Cap Value Managed Volatility, and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:





                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator Advisor....................................     0.50%            --            --       0.50%     0.50%

Income Manager.........................................     0.90%          0.25%           --       1.15%     1.15%

Accumulator............................................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on, or after March 1, 2000..........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator Plus, Select, Elite........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select issued on, or after August 13, 2001.     1.10%          0.25%         0.35%      1.70%     1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                      AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                        -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction      Varies by state.                         Applied to an annuity
applicable taxes                                                                                          payout option

Annual Administrative charge         Annually on each            Depending on account value a charge of   Unit liquidation from
                                     contract date anniversary.  $30 or Years 1 to 2 lesser of $30 or 2%  account value of account value

Variable Immediate Annuity payout    At time of transaction      $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                 account value

Withdrawal charge                    At time of transaction      LOW - During the first seven contract    Unit liquidation from
                                                                 years, a charge is deducted from         account value
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 7%
                                                                 and declines by 1% each year.

                                                                 HIGH -- During the first nine contract
                                                                 years, a charge is deducted from
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 8%
                                                                 and declines by 1% beginning in the
                                                                 third contract year.

BaseBuilder benefit charge           Annually on each contract   LOW 0.15% HIGH 0.45%                     Unit liquidation from
                                     date anniversary.                                                    account value

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Contractowner Charges (Concluded)

                                         WHEN CHARGE
            CHARGES                      IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
             -------                     -----------                     ---------------                   ------------

Protection Plus                   Annually on each contract  0.20%                                    Unit liquidation from
                                  date anniversary.                                                   account value

Guaranteed minimum death benefit  Annually on each contract  LOW 0.20% HIGH 0.35%                     Unit liquidation from
charge 6% rollup to age 80        date anniversary.                                                   account value

7. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.











                                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                 ---------- ----------------- ----------------- ------------- --------
AXA 400 MANAGED VOLATILITY(Q)
2015  Lowest contract charges 1.15% Class B        $11.60            --                 --            --       (4.29)%
      Highest contract charges 1.70% Class B       $11.43            --                 --            --       (4.83)%
      All contract charges                             --           841            $ 9,689          0.52%         --
2014  Lowest contract charges 1.15% Class B        $12.12            --                 --            --        7.54%
      Highest contract charges 1.70% Class B       $12.01            --                 --            --        6.95%
      All contract charges                             --           933            $11,268          0.40%         --
2013  Lowest contract charges 1.15% Class B(a)     $11.27            --                 --            --       10.06%
      Highest contract charges 1.70% Class B(k)    $11.23            --                 --            --       13.55%
      All contract charges                             --         1,043            $11,732          0.21%         --
AXA 2000 MANAGED VOLATILITY(L,M)
2015  Lowest contract charges 0.50% Class B        $11.74            --                 --            --       (5.63)%
      Highest contract charges 1.70% Class B       $11.37            --                 --            --       (6.73)%
      All contract charges                             --         1,057            $12,120          0.38%         --
2014  Lowest contract charges 0.50% Class B        $12.44            --                 --            --        3.58%
      Highest contract charges 1.70% Class B       $12.19            --                 --            --        2.27%
      All contract charges                             --         1,178            $14,434          0.14%         --
2013  Lowest contract charges 0.50% Class B(a)     $12.01            --                 --            --       16.38%
      Highest contract charges 1.70% Class B(k)    $11.92            --                 --            --       16.63%
      All contract charges                             --         1,389            $16,597          0.13%         --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charges 1.15% Class B        $15.23            --                 --            --       (2.87)%
      Highest contract charges 1.60% Class B       $14.43            --                 --            --       (3.28)%
      All contract charges                             --         1,253            $18,574          0.92%         --
2014  Lowest contract charges 1.15% Class B        $15.68            --                 --            --        3.50%
      Highest contract charges 1.60% Class B       $14.92            --                 --            --        3.04%
      All contract charges                             --         1,348            $20,617          1.55%         --
2013  Lowest contract charges 1.15% Class B        $15.15            --                 --            --       25.00%
      Highest contract charges 1.60% Class B       $14.48            --                 --            --       24.40%
      All contract charges                             --         1,471            $21,798          2.49%         --
2012  Lowest contract charges 1.15% Class B        $12.12            --                 --            --       12.85%
      Highest contract charges 1.60% Class B       $11.64            --                 --            --       12.36%
      All contract charges                             --         1,541            $18,297          0.78%         --
2011  Lowest contract charges 1.15% Class B        $10.74            --                 --            --       (8.60)%
      Highest contract charges 1.60% Class B       $10.36            --                 --            --       (8.96)%
      All contract charges                             --         1,884            $19,864          1.22%         --

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charges 1.15% Class B     $12.49            --                 --            --        (1.42)%
      Highest contract charges 1.70% Class B    $12.23            --                 --            --        (2.00)%
      All contract charges                          --         3,489            $42,309          0.80%          --
2014  Lowest contract charges 1.15% Class B     $12.67            --                 --            --         1.44%
      Highest contract charges 1.70% Class B    $12.48            --                 --            --         0.89%
      All contract charges                          --         3,894            $48,010          0.85%          --
2013  Lowest contract charges 1.15% Class B     $12.49            --                 --            --         3.14%
      Highest contract charges 1.70% Class B    $12.37            --                 --            --         2.57%
      All contract charges                          --         4,233            $51,578          0.91%          --
2012  Lowest contract charges 1.15% Class B     $12.11            --                 --            --         3.42%
      Highest contract charges 1.70% Class B    $12.06            --                 --            --         2.81%
      All contract charges                          --         4,657            $55,158          0.84%          --
2011  Lowest contract charges 1.15% Class B     $11.71            --                 --            --         0.69%
      Highest contract charges 1.70% Class B    $11.73            --                 --            --         0.17%
      All contract charges                          --         4,498            $51,721          1.72%          --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charges 1.15% Class B     $13.16            --                 --            --        (1.79)%
      Highest contract charges 1.70% Class B    $13.10            --                 --            --        (2.31)%
      All contract charges                          --         2,738            $34,843          0.80%          --
2014  Lowest contract charges 1.15% Class B     $13.40            --                 --            --         1.98%
      Highest contract charges 1.70% Class B    $13.41            --                 --            --         1.44%
      All contract charges                          --         3,019            $39,236          0.94%          --
2013  Lowest contract charges 1.15% Class B     $13.14            --                 --            --         8.96%
      Highest contract charges 1.70% Class B    $13.22            --                 --            --         8.36%
      All contract charges                          --         3,462            $44,298          1.36%          --
2012  Lowest contract charges 1.15% Class B     $12.06            --                 --            --         6.16%
      Highest contract charges 1.70% Class B    $12.20            --                 --            --         5.54%
      All contract charges                          --         3,556            $41,883          0.84%          --
2011  Lowest contract charges 1.15% Class B     $11.36            --                 --            --        (1.82)%
      Highest contract charges 1.70% Class B    $11.56            --                 --            --        (2.45)%
      All contract charges                          --         3,428            $38,113          1.45%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY(S)
2015  Lowest contract charges 0.50% Class B     $24.40            --                 --            --        (2.24)%
      Highest contract charges 1.70% Class B    $19.53            --                 --            --        (3.41)%
      All contract charges                          --         2,055            $42,478          0.86%          --
2014  Lowest contract charges 0.50% Class B     $24.96            --                 --            --         1.18%
      Highest contract charges 1.70% Class B    $20.22            --                 --            --         0.00%
      All contract charges                          --         2,290            $48,831          0.93%          --
2013  Lowest contract charges 0.50% Class B     $24.67            --                 --            --        19.76%
      Highest contract charges 1.70% Class B    $20.22            --                 --            --        18.31%
      All contract charges                          --         2,600            $55,292          0.88%          --
2012  Lowest contract charges 0.50% Class B     $20.60            --                 --            --        16.38%
      Highest contract charges 1.70% Class B    $17.09            --                 --            --        15.01%
      All contract charges                          --         2,454            $43,897          1.38%          --
2011  Lowest contract charges 0.50% Class B     $17.70            --                 --            --       (12.72)%
      Highest contract charges 1.70% Class B    $14.86            --                 --            --       (13.86)%
      All contract charges                          --         2,825            $43,806          1.68%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(B,C)
2015  Lowest contract charges 0.50% Class B     $14.18            --                 --            --        (4.83)%
      Highest contract charges 1.70% Class B    $11.58            --                 --            --        (6.01)%
      All contract charges                          --         2,008            $24,822          0.06%          --
2014  Lowest contract charges 0.50% Class B     $14.90            --                 --            --        (6.70)%
      Highest contract charges 1.70% Class B    $12.32            --                 --            --        (7.85)%
      All contract charges                          --         2,112            $27,659          1.26%          --

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                   ---------- ----------------- ----------------- ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(B,C) (CONTINUED)
2013     Lowest contract charges 0.50% Class B       $15.97            --                 --            --        16.91%
         Highest contract charges 1.70% Class B      $13.37            --                 --            --        15.56%
         All contract charges                            --         2,294           $ 32,386          1.19%          --
2012     Lowest contract charges 0.50% Class B       $13.66            --                 --            --        15.76%
         Highest contract charges 1.60% Class B      $11.73            --                 --            --        14.44%
         All contract charges                            --           921           $ 11,318          1.42%          --
2011     Lowest contract charges 0.50% Class B       $11.80            --                 --            --       (17.37)%
         Highest contract charges 1.60% Class B      $10.25            --                 --            --       (18.26)%
         All contract charges                            --         1,057           $ 11,283          2.67%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015     Lowest contract charges 1.15% Class B       $19.29            --                 --            --        (4.27)%
         Highest contract charges 1.60% Class B      $17.71            --                 --            --        (4.73)%
         All contract charges                            --         1,105           $ 20,324          0.10%          --
2014     Lowest contract charges 1.15% Class B       $20.15            --                 --            --        (8.24)%
         Highest contract charges 1.60% Class B      $18.59            --                 --            --        (8.65)%
         All contract charges                            --         1,167           $ 22,508          1.56%          --
2013     Lowest contract charges 1.15% Class B       $21.96            --                 --            --        17.94%
         Highest contract charges 1.60% Class B      $20.35            --                 --            --        17.43%
         All contract charges                            --         1,278           $ 26,929          1.11%          --
2012     Lowest contract charges 1.15% Class B       $18.62            --                 --            --        16.16%
         Highest contract charges 1.70% Class B      $17.06            --                 --            --        15.50%
         All contract charges                            --         1,445           $ 25,877          1.76%          --
2011     Lowest contract charges 1.15% Class B       $16.03            --                 --            --       (17.16)%
         Highest contract charges 1.70% Class B      $14.77            --                 --            --       (17.62)%
         All contract charges                            --         1,666           $ 25,719          1.89%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(D,E,F,G,H)
2015     Lowest contract charges 0.50% Class B       $16.51            --                 --            --        (0.12)%
         Highest contract charges 1.70% Class B      $13.43            --                 --            --        (1.40)%
         All contract charges                            --         3,564           $ 50,502          0.91%          --
2014     Lowest contract charges 0.50% Class B       $16.53            --                 --            --        11.01%
         Highest contract charges 1.70% Class B      $13.62            --                 --            --         9.75%
         All contract charges                            --         3,961           $ 56,678          0.91%          --
2013     Lowest contract charges 0.50% Class B       $14.89            --                 --            --        30.96%
         Highest contract charges 1.70% Class B      $12.41            --                 --            --        29.27%
         All contract charges                            --         4,422           $ 57,451          0.83%          --
2012     Lowest contract charges 0.50% Class B       $11.37            --                 --            --        14.39%
         Highest contract charges 1.60% Class B      $ 9.73            --                 --            --        13.14%
         All contract charges                            --           452           $  4,483          1.10%          --
2011     Lowest contract charges 0.50% Class B       $ 9.94            --                 --            --        (4.70)%
         Highest contract charges 1.60% Class B      $ 8.60            --                 --            --        (5.81)%
         All contract charges                            --           494           $  4,338          1.01%          --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(I,J,N,O,P)
2015     Lowest contract charges 0.50% Class B       $29.62            --                 --            --         3.53%
         Highest contract charges 1.70% Class B      $23.61            --                 --            --         2.25%
         All contract charges                            --         5,706           $143,714          0.28%          --
2014     Lowest contract charges 0.50% Class B       $28.61            --                 --            --        10.55%
         Highest contract charges 1.70% Class B      $23.09            --                 --            --         9.22%
         All contract charges                            --         6,421           $157,490          0.19%          --
2013     Lowest contract charges 0.50% Class B       $25.88            --                 --            --        34.72%
         Highest contract charges 1.70% Class B      $21.14            --                 --            --        33.04%
         All contract charges                            --         7,310           $163,485          0.24%          --
2012     Lowest contract charges 0.50% Class B       $19.21            --                 --            --        13.13%
         Highest contract charges 1.70% Class B      $15.89            --                 --            --        11.82%
         All contract charges                            --         2,775           $ 46,323          0.56%          --
2011     Lowest contract charges 0.50% Class B       $16.98            --                 --            --        (4.12)%
         Highest contract charges 1.70% Class B      $14.21            --                 --            --        (5.27)%
         All contract charges                            --         3,101           $ 46,147          0.39%          --

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                     ---------- ----------------- ----------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(X,Y,Z,AA,AB)
2015      1.15% contract charge Class A                $10.09         1,407           $ 14,190          1.54%       (5.08)%
2014      1.15% contract charge Class A                $10.63         1,657           $ 17,611          1.30%       10.96%
2013      1.15% contract charge Class A                $ 9.58         1,905           $ 18,251          1.35%       30.87%
2012      1.15% contract charge Class A                $ 7.32         1,620           $ 11,859          1.53%       14.55%
2011      1.15% contract charge Class A                $ 6.39         1,939           $ 12,393          1.10%       (5.89)%
AXA LARGE CAP VALUE MANAGED VOLATILITY(X,Y,Z,AA,AB)
2015      Lowest contract charges 0.50% Class B        $21.35            --                 --            --        (4.52)%
          Highest contract charges 1.70% Class B       $17.16            --                 --            --        (5.66)%
          All contract charges                             --        13,547           $211,080          1.54%          --
2014      Lowest contract charges 0.50% Class B        $22.36            --                 --            --        11.69%
          Highest contract charges 1.70% Class B       $18.19            --                 --            --        10.31%
          All contract charges                             --        15,164           $249,959          1.30%          --
2013      Lowest contract charges 0.50% Class B        $20.02            --                 --            --        31.80%
          Highest contract charges 1.70% Class B       $16.49            --                 --            --        30.25%
          All contract charges                             --        17,222           $257,207          1.35%          --
2012      Lowest contract charges 0.50% Class B        $15.19            --                 --            --        15.25%
          Highest contract charges 1.70% Class B       $12.66            --                 --            --        13.85%
          All contract charges                             --        11,148           $127,256          1.53%          --
2011      Lowest contract charges 0.50% Class B        $13.18            --                 --            --        (5.52)%
          Highest contract charges 1.70% Class B       $11.12            --                 --            --        (6.63)%
          All contract charges                             --        12,814           $128,316          1.10%          --
AXA MID CAP VALUE MANAGED VOLATILITY(T)
2015      Lowest contract charges 0.50% Class B        $27.58            --                 --            --        (4.00)%
          Highest contract charges 1.70% Class B       $21.99            --                 --            --        (5.17)%
          All contract charges                             --         2,580           $ 59,901          0.73%          --
2014      Lowest contract charges 0.50% Class B        $28.73            --                 --            --        10.29%
          Highest contract charges 1.70% Class B       $23.19            --                 --            --         8.98%
          All contract charges                             --         2,905           $ 70,957          0.57%          --
2013      Lowest contract charges 0.50% Class B        $26.05            --                 --            --        32.44%
          Highest contract charges 1.70% Class B       $21.28            --                 --            --        30.87%
          All contract charges                             --         3,200           $ 71,438          0.54%          --
2012      Lowest contract charges 0.50% Class B        $19.67            --                 --            --        18.00%
          Highest contract charges 1.70% Class B       $16.26            --                 --            --        16.56%
          All contract charges                             --         3,047           $ 51,847          1.18%          --
2011      Lowest contract charges 0.50% Class B        $16.67            --                 --            --        (9.84)%
          Highest contract charges 1.70% Class B       $13.95            --                 --            --       (10.98)%
          All contract charges                             --         3,515           $ 51,129          0.82%          --
AXA MODERATE ALLOCATION
2015      1.15% contract charge Class A                $63.24           316           $ 19,959          0.79%       (2.03)%
2014      1.15% contract charge Class A                $64.55           351           $ 22,632          1.05%        1.85%
2013      1.15% contract charge Class A                $63.38           380           $ 24,113          1.57%       11.82%
2012      1.15% contract charge Class A                $56.68           420           $ 23,821          0.76%        7.55%
2011      1.15% contract charge Class A                $52.70           476           $ 25,073          1.49%       (3.29)%
AXA MODERATE ALLOCATION
2015      Lowest contract charges 0.50% Class B        $72.11            --                 --            --        (1.38)%
          Highest contract charges 1.70% Class B       $50.15            --                 --            --        (2.56)%
          All contract charges                             --         2,861           $156,117          0.79%          --
2014      Lowest contract charges 0.50% Class B        $73.12            --                 --            --         2.51%
          Highest contract charges 1.70% Class B       $51.47            --                 --            --         1.28%
          All contract charges                             --         3,162           $176,678          1.05%          --
2013      Lowest contract charges 0.50% Class B        $71.33            --                 --            --        12.56%
          Highest contract charges 1.70% Class B       $50.82            --                 --            --        11.20%
          All contract charges                             --         3,506           $192,853          1.57%          --
2012      Lowest contract charges 0.50% Class B        $63.37            --                 --            --         8.25%
          Highest contract charges 1.70% Class B       $45.70            --                 --            --         6.95%
          All contract charges                             --         3,810           $188,087          0.76%          --

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                 ---------- ----------------- ----------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2011  Lowest contract charges 0.50% Class B        $58.54            --                 --            --       (2.89)%
      Highest contract charges 1.70% Class B       $42.73            --                 --            --       (4.06)%
      All contract charges                             --         4,195           $193,006          1.49%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charges 1.15% Class B        $14.71            --                 --            --       (2.45)%
      Highest contract charges 1.70% Class B       $15.21            --                 --            --       (2.94)%
      All contract charges                             --         5,785           $ 82,517          0.86%         --
2014  Lowest contract charges 1.15% Class B        $15.08            --                 --            --        2.59%
      Highest contract charges 1.70% Class B       $15.67            --                 --            --        1.95%
      All contract charges                             --         6,437           $ 94,366          1.28%         --
2013  Lowest contract charges 1.15% Class B        $14.70            --                 --            --       18.45%
      Highest contract charges 1.70% Class B       $15.37            --                 --            --       17.78%
      All contract charges                             --         6,930           $ 99,283          2.07%         --
2012  Lowest contract charges 1.15% Class B        $12.41            --                 --            --       10.21%
      Highest contract charges 1.70% Class B       $13.05            --                 --            --        9.66%
      All contract charges                             --         7,578           $ 91,928          0.75%         --
2011  Lowest contract charges 1.15% Class B        $11.26            --                 --            --       (6.09)%
      Highest contract charges 1.70% Class B       $11.90            --                 --            --       (6.59)%
      All contract charges                             --         8,687           $ 95,817          1.34%         --
AXA/AB SHORT DURATION GOVERNMENT BOND(R)
2015  Lowest contract charges 1.15% Class B        $ 9.55            --                 --            --       (1.65)%
      Highest contract charges 1.70% Class B       $ 9.41            --                 --            --       (2.18)%
      All contract charges                             --         1,929           $ 18,304          0.00%         --
2014  Lowest contract charges 1.15% Class B        $ 9.71            --                 --            --       (1.62)%
      Highest contract charges 1.70% Class B       $ 9.62            --                 --            --       (2.24)%
      All contract charges                             --         1,998           $ 19,312          0.00%         --
2013  Lowest contract charges 1.15% Class B(a)     $ 9.87            --                 --            --       (1.30)%
      Highest contract charges 1.70% Class B(k)    $ 9.84            --                 --            --       (1.20)%
      All contract charges                             --         2,223           $ 21,895          0.00%         --
AXA/AB SMALL CAP GROWTH
2015  1.15% contract charge Class A                $32.23            60           $  1,931          0.04%      (4.02)%
2014  1.15% contract charge Class A                $33.58            67           $  2,265          0.06%       2.38%
2013  1.15% contract charge Class A                $32.80            76           $  2,480          0.05%      36.55%
2012  1.15% contract charge Class A                $24.02            80           $  1,911          0.21%      14.27%
2011  1.15% contract charge Class A                $21.02            83           $  1,750          0.00%      (1.55)%
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charges 0.50% Class B        $35.16            --                 --            --       (3.38)%
      Highest contract charges 1.70% Class B       $28.03            --                 --            --       (4.56)%
      All contract charges                             --         1,557           $ 45,994          0.04%         --
2014  Lowest contract charges 0.50% Class B        $36.39            --                 --            --        3.06%
      Highest contract charges 1.70% Class B       $29.37            --                 --            --        1.80%
      All contract charges                             --         1,754           $ 54,155          0.06%         --
2013  Lowest contract charges 0.50% Class B        $35.31            --                 --            --       37.45%
      Highest contract charges 1.70% Class B       $28.85            --                 --            --       35.83%
      All contract charges                             --         1,976           $ 59,764          0.05%         --
2012  Lowest contract charges 0.50% Class B        $25.69            --                 --            --       15.05%
      Highest contract charges 1.70% Class B       $21.24            --                 --            --       13.64%
      All contract charges                             --         2,195           $ 48,684          0.21%         --
2011  Lowest contract charges 0.50% Class B        $22.33            --                 --            --       (1.15)%
      Highest contract charges 1.70% Class B       $18.69            --                 --            --       (2.35)%
      All contract charges                             --         2,466           $ 48,001          0.00%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2015  Lowest contract charges 1.15% Class B        $12.49            --                 --            --       (4.14)%
      Highest contract charges 1.70% Class B       $11.86            --                 --            --       (4.66)%
      All contract charges                             --         1,833           $ 22,355          2.24%         --

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                                 UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charges 1.15% Class B         $13.03            --                 --            --         5.00%
          Highest contract charges 1.70% Class B        $12.44            --                 --            --         4.45%
          All contract charges                              --         1,924            $24,518          2.36%          --
2013      Lowest contract charges 1.15% Class B         $12.41            --                 --            --        13.23%
          Highest contract charges 1.70% Class B        $11.91            --                 --            --        12.57%
          All contract charges                              --         1,688            $20,553          2.51%          --
2012      Lowest contract charges 1.15% Class B         $10.96            --                 --            --         9.93%
          Highest contract charges 1.70% Class B        $10.58            --                 --            --         9.30%
          All contract charges                              --         1,498            $16,126          3.19%          --
2011      Lowest contract charges 1.15% Class B         $ 9.97            --                 --            --        (0.99)%
          Highest contract charges 1.70% Class B        $ 9.68            --                 --            --        (1.53)%
          All contract charges                              --         1,484            $14,576          3.35%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2015      Lowest contract charges 1.15% Class B         $13.04            --                 --            --        (7.58)%
          Highest contract charges 1.60% Class B        $12.50            --                 --            --        (8.02)%
          All contract charges                              --            74            $   939          0.21%          --
2014      Lowest contract charges 1.15% Class B         $14.11            --                 --            --         0.93%
          Highest contract charges 1.60% Class B        $13.59            --                 --            --         0.52%
          All contract charges                              --            88            $ 1,217          0.01%          --
2013      Lowest contract charges 1.15% Class B         $13.98            --                 --            --        35.07%
          Highest contract charges 1.60% Class B        $13.52            --                 --            --        34.53%
          All contract charges                              --           115            $ 1,572          0.12%          --
2012      Lowest contract charges 1.15% Class B         $10.35            --                 --            --        15.51%
          Highest contract charges 1.60% Class B        $10.05            --                 --            --        14.99%
          All contract charges                              --           120            $ 1,234          0.64%          --
2011      Lowest contract charges 1.15% Class B         $ 8.96            --                 --            --       (10.58)%
          Highest contract charges 1.60% Class B        $ 8.74            --                 --            --       (11.09)%
          All contract charges                              --           154            $ 1,366          0.15%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2015      Lowest contract charges 1.15% Class B         $10.77            --                 --            --        (3.93)%
          Highest contract charges 1.60% Class B        $10.36            --                 --            --        (4.34)%
          All contract charges                              --           721            $ 7,591          1.19%          --
2014      Lowest contract charges 1.15% Class B         $11.21            --                 --            --         4.28%
          Highest contract charges 1.60% Class B        $10.83            --                 --            --         3.84%
          All contract charges                              --           783            $ 8,605          1.67%          --
2013      Lowest contract charges 1.15% Class B         $10.75            --                 --            --        21.88%
          Highest contract charges 1.60% Class B        $10.43            --                 --            --        21.28%
          All contract charges                              --           850            $ 8,986          1.21%          --
2012      Lowest contract charges 1.15% Class B         $ 8.82            --                 --            --        13.37%
          Highest contract charges 1.60% Class B        $ 8.60            --                 --            --        12.86%
          All contract charges                              --           775            $ 6,731          1.83%          --
2011      Lowest contract charges 1.15% Class B         $ 7.78            --                 --            --        (5.58)%
          Highest contract charges 1.60% Class B        $ 7.62            --                 --            --        (5.93)%
          All contract charges                              --           770            $ 5,916          1.84%          --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2015      Lowest contract charges 1.15% Class B         $12.85            --                 --            --        (3.53)%
          Highest contract charges 1.60% Class B        $12.32            --                 --            --        (3.98)%
          All contract charges                              --           223            $ 2,794          1.66%          --
2014      Lowest contract charges 1.15% Class B         $13.32            --                 --            --         8.38%
          Highest contract charges 1.60% Class B        $12.83            --                 --            --         8.00%
          All contract charges                              --           276            $ 3,598          1.90%          --
2013      Lowest contract charges 1.15% Class B         $12.29            --                 --            --        27.89%
          Highest contract charges 1.60% Class B        $11.88            --                 --            --        27.19%
          All contract charges                              --           274            $ 3,304          0.71%          --

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                            -------------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                                            UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                                            ---------- ----------------- ----------------- ------------- --------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY (CONTINUED)
2012         Lowest contract charges 1.15% Class B           $  9.61           --                  --            --       12.79%
             Highest contract charges 1.60% Class B          $  9.34           --                  --            --       12.39%
             All contract charges                                 --          299            $  2,837          1.32%         --
2011         Lowest contract charges 1.15% Class B           $  8.52           --                  --            --       (5.54)%
             Highest contract charges 1.60% Class B          $  8.31           --                  --            --       (6.00)%
             All contract charges                                 --          359            $  3,020          0.92%         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2015         Lowest contract charges 1.15% Class B           $ 11.25           --                  --            --       (3.76)%
             Highest contract charges 1.60% Class B          $ 10.78           --                  --            --       (4.26)%
             All contract charges                                 --          466            $  5,111          0.00%         --
2014         Lowest contract charges 1.15% Class B           $ 11.69           --                  --            --       (0.09)%
             Highest contract charges 1.60% Class B          $ 11.26           --                  --            --       (0.44)%
             All contract charges                                 --          471            $  5,390          1.43%         --
2013         Lowest contract charges 1.15% Class B           $ 11.70           --                  --            --       25.54%
             Highest contract charges 1.60% Class B          $ 11.31           --                  --            --       24.83%
             All contract charges                                 --          402            $  4,628          0.99%         --
2012         Lowest contract charges 1.15% Class B           $  9.32           --                  --            --       17.97%
             Highest contract charges 1.60% Class B          $  9.06           --                  --            --       17.51%
             All contract charges                                 --          298            $  2,746          1.29%         --
2011         Lowest contract charges 1.15% Class B           $  7.90           --                  --            --       (9.40)%
             Highest contract charges 1.60% Class B          $  7.71           --                  --            --       (9.82)%
             All contract charges                                 --          324            $  2,537          1.85%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015         Lowest contract charges 1.15% Class B           $ 13.42           --                  --            --       (0.74)%
             Highest contract charges 1.60% Class B          $ 12.46           --                  --            --       (1.11)%
             All contract charges                                 --          155            $  1,968          1.01%         --
2014         Lowest contract charges 1.15% Class B           $ 13.52           --                  --            --       12.29%
             Highest contract charges 1.60% Class B          $ 12.60           --                  --            --       11.80%
             All contract charges                                 --          129            $  1,646          0.96%         --
2013         Lowest contract charges 1.15% Class B           $ 12.04           --                  --            --       32.89%
             Highest contract charges 1.60% Class B          $ 11.27           --                  --            --       32.12%
             All contract charges                                 --          108            $  1,241          0.81%         --
2012         Lowest contract charges 1.15% Class B           $  9.06           --                  --            --       15.41%
             Highest contract charges 1.60% Class B          $  8.53           --                  --            --       14.96%
             All contract charges                                 --           99            $    861          1.12%         --
2011         Lowest contract charges 1.15% Class B           $  7.85           --                  --            --       (0.88)%
             Highest contract charges 1.60% Class B          $  7.42           --                  --            --       (1.33)%
             All contract charges                                 --           80            $    604          0.38%         --
EQ/COMMON STOCK INDEX
2015         1.15% contract charge Class A                   $396.96           67            $ 26,489          1.35%      (1.20)%
2014         1.15% contract charge Class A                   $401.80           74            $ 29,865          1.22%      10.76%
2013         1.15% contract charge Class A                   $362.75           82            $ 29,901          1.28%      30.95%
2012         1.15% contract charge Class A                   $277.02           93            $ 25,733          1.53%      14.26%
2011         1.15% contract charge Class A                   $242.44          105            $ 25,574          1.25%      (0.37)%
EQ/COMMON STOCK INDEX
2015         Lowest contract charges 1.15% Class B           $382.08           --                  --            --       (1.20)%
             Highest contract charges 1.70% Class B          $305.83           --                  --            --       (1.75)%
             All contract charges                                 --          471            $165,560          1.35%         --
2014         Lowest contract charges 1.15% Class B           $386.73           --                  --            --       10.77%
             Highest contract charges 1.70% Class B          $311.29           --                  --            --       10.15%
             All contract charges                                 --          518            $183,965          1.22%         --
2013         Lowest contract charges 0.50% Class B           $447.63           --                  --            --       31.81%
             Highest contract charges 1.70% Class B          $282.60           --                  --            --       30.22%
             All contract charges                                 --          573            $184,211          1.28%         --

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2012  Lowest contract charges 0.50% Class B    $339.61            --                 --            --       15.02%
      Highest contract charges 1.70% Class B   $217.02            --                 --            --       13.62%
      All contract charges                          --           633           $156,120          1.53%         --
2011  Lowest contract charges 0.50% Class B    $295.27            --                 --            --        0.03%
      Highest contract charges 1.70% Class B   $191.00            --                 --            --       (1.17)%
      All contract charges                          --           713           $154,112          1.25%         --
EQ/CORE BOND INDEX(V,W)
2015  Lowest contract charges 0.50% Class B    $ 16.51            --                 --            --       (0.12)%
      Highest contract charges 1.70% Class B   $ 13.27            --                 --            --       (1.34)%
      All contract charges                          --         4,365           $ 61,102          1.42%         --
2014  Lowest contract charges 0.50% Class B    $ 16.53            --                 --            --        1.91%
      Highest contract charges 1.70% Class B   $ 13.45            --                 --            --        0.67%
      All contract charges                          --         4,832           $ 68,287          1.27%         --
2013  Lowest contract charges 0.50% Class B    $ 16.22            --                 --            --       (2.05)%
      Highest contract charges 1.70% Class B   $ 13.36            --                 --            --       (3.26)%
      All contract charges                          --         5,245           $ 73,352          1.81%         --
2012  Lowest contract charges 0.50% Class B    $ 16.56            --                 --            --        2.60%
      Highest contract charges 1.70% Class B   $ 13.81            --                 --            --        1.40%
      All contract charges                          --         1,896           $ 27,293          1.42%         --
2011  Lowest contract charges 0.50% Class B    $ 16.14            --                 --            --        4.33%
      Highest contract charges 1.70% Class B   $ 13.62            --                 --            --        3.03%
      All contract charges                          --         2,023           $ 28,620          1.82%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charges 1.15% Class B    $ 45.98            --                 --            --       (0.39)%
      Highest contract charges 1.70% Class B   $ 40.71            --                 --            --       (0.92)%
      All contract charges                          --         1,740           $ 75,806          1.57%         --
2014  Lowest contract charges 1.15% Class B    $ 46.16            --                 --            --       11.69%
      Highest contract charges 1.70% Class B   $ 41.09            --                 --            --       11.05%
      All contract charges                          --         1,854           $ 81,256          1.38%         --
2013  Lowest contract charges 1.15% Class B    $ 41.33            --                 --            --       30.01%
      Highest contract charges 1.70% Class B   $ 37.00            --                 --            --       29.28%
      All contract charges                          --         1,943           $ 76,395          1.45%         --
2012  Lowest contract charges 1.15% Class B    $ 31.79            --                 --            --       13.90%
      Highest contract charges 1.70% Class B   $ 28.62            --                 --            --       13.26%
      All contract charges                          --         2,076           $ 62,901          1.66%         --
2011  Lowest contract charges 1.15% Class B    $ 27.91            --                 --            --        0.36%
      Highest contract charges 1.70% Class B   $ 25.27            --                 --            --       (0.20)%
      All contract charges                          --         2,284           $ 60,909          1.45%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charges 0.50% Class B    $ 15.86            --                 --            --        2.06%
      Highest contract charges 1.70% Class B   $ 13.94            --                 --            --        0.87%
      All contract charges                          --           515           $  7,617          0.00%         --
2014  Lowest contract charges 0.50% Class B    $ 15.54            --                 --            --        1.17%
      Highest contract charges 1.70% Class B   $ 13.82            --                 --            --       (0.07)%
      All contract charges                          --           577           $  8,398          0.00%         --
2013  Lowest contract charges 0.50% Class B    $ 15.36            --                 --            --       10.42%
      Highest contract charges 1.70% Class B   $ 13.83            --                 --            --        9.16%
      All contract charges                          --           588           $  8,512          0.46%         --
2012  Lowest contract charges 0.50% Class B    $ 13.91            --                 --            --        4.74%
      Highest contract charges 1.70% Class B   $ 12.67            --                 --            --        3.43%
      All contract charges                          --           484           $  6,318          0.00%         --
2011  Lowest contract charges 0.50% Class B    $ 13.28            --                 --            --        0.84%
      Highest contract charges 1.70% Class B   $ 12.25            --                 --            --       (0.41)%
      All contract charges                          --           545           $  6,846          0.18%         --

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charges 0.50% Class B     $67.32            --                 --            --        (6.17)%
      Highest contract charges 1.70% Class B    $48.26            --                 --            --        (7.32)%
      All contract charges                          --           640            $33,816          0.50%          --
2014  Lowest contract charges 0.50% Class B     $71.75            --                 --            --         2.56%
      Highest contract charges 1.70% Class B    $52.07            --                 --            --         1.32%
      All contract charges                          --           730            $41,478          0.25%          --
2013  Lowest contract charges 0.50% Class B     $69.96            --                 --            --        38.43%
      Highest contract charges 1.70% Class B    $51.39            --                 --            --        36.75%
      All contract charges                          --           852            $47,749          0.28%          --
2012  Lowest contract charges 0.50% Class B     $50.54            --                 --            --        17.26%
      Highest contract charges 1.70% Class B    $37.58            --                 --            --        15.84%
      All contract charges                          --           853            $34,768          1.23%          --
2011  Lowest contract charges 0.50% Class B     $43.10            --                 --            --        (3.99)%
      Highest contract charges 1.70% Class B    $32.44            --                 --            --        (5.15)%
      All contract charges                          --           910            $31,875          0.07%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  1.15% contract charge Class A             $21.99            37            $   805          0.57%       (0.72)%
2014  1.15% contract charge Class A             $22.15            57            $ 1,265          0.39%        0.36%
2013  1.15% contract charge Class A             $22.07            62            $ 1,379          0.20%       (2.78)%
2012  1.15% contract charge Class A             $22.70            79            $ 1,803          0.23%       (0.18)%
2011  1.15% contract charge Class A             $22.74            99            $ 2,245          0.40%        4.36%
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charges 0.50% Class B     $24.93            --                 --            --        (0.04)%
      Highest contract charges 1.70% Class B    $18.46            --                 --            --        (1.28)%
      All contract charges                          --         1,316            $25,749          0.57%          --
2014  Lowest contract charges 0.50% Class B     $24.94            --                 --            --         1.01%
      Highest contract charges 1.70% Class B    $18.70            --                 --            --        (0.21)%
      All contract charges                          --         1,471            $29,089          0.39%          --
2013  Lowest contract charges 0.50% Class B     $24.69            --                 --            --        (2.14)%
      Highest contract charges 1.70% Class B    $18.74            --                 --            --        (3.30)%
      All contract charges                          --         1,622            $32,039          0.20%          --
2012  Lowest contract charges 0.50% Class B     $25.23            --                 --            --         0.48%
      Highest contract charges 1.70% Class B    $19.38            --                 --            --        (0.72)%
      All contract charges                          --         1,948            $39,663          0.23%          --
2011  Lowest contract charges 0.50% Class B     $25.11            --                 --            --         4.76%
      Highest contract charges 1.70% Class B    $19.52            --                 --            --         3.50%
      All contract charges                          --         2,204            $45,111          0.40%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  1.15% contract charge Class A             $14.69           343            $ 5,042          2.29%       (3.23)%
2014  1.15% contract charge Class A             $15.18           361            $ 5,475          2.93%       (8.00)%
2013  1.15% contract charge Class A             $16.50           387            $ 6,388          2.23%       20.09%
2012  1.15% contract charge Class A             $13.74           408            $ 5,606          2.93%       14.98%
2011  1.15% contract charge Class A             $11.95           534            $ 6,381          2.76%      (13.03)%
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charges 0.50% Class B     $16.20            --                 --            --        (2.64)%
      Highest contract charges 1.70% Class B    $12.60            --                 --            --        (3.74)%
      All contract charges                          --         3,163            $42,261          2.29%          --
2014  Lowest contract charges 0.50% Class B     $16.64            --                 --            --        (7.35)%
      Highest contract charges 1.70% Class B    $13.09            --                 --            --        (8.53)%
      All contract charges                          --         3,310            $45,818          2.93%          --
2013  Lowest contract charges 0.50% Class B     $17.96            --                 --            --        20.86%
      Highest contract charges 1.70% Class B    $14.31            --                 --            --        19.45%
      All contract charges                          --         3,594            $54,178          2.23%          --
2012  Lowest contract charges 0.50% Class B     $14.86            --                 --            --        15.64%
      Highest contract charges 1.70% Class B    $11.98            --                 --            --        14.31%
      All contract charges                          --         3,902            $49,142          2.93%          --

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2011  Lowest contract charges 0.50% Class B     $12.85            --                 --            --       (12.59)%
      Highest contract charges 1.70% Class B    $10.48            --                 --            --       (13.74)%
      All contract charges                          --         4,426            $48,604          2.76%          --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charges 1.15% Class B     $13.44            --                 --            --         3.62%
      Highest contract charges 1.70% Class B    $12.25            --                 --            --         3.11%
      All contract charges                          --         3,906            $50,024          0.86%          --
2014  Lowest contract charges 1.15% Class B     $12.97            --                 --            --        10.95%
      Highest contract charges 1.70% Class B    $11.88            --                 --            --        10.31%
      All contract charges                          --         4,140            $51,302          0.89%          --
2013  Lowest contract charges 1.15% Class B     $11.69            --                 --            --        31.05%
      Highest contract charges 1.70% Class B    $10.77            --                 --            --        30.23%
      All contract charges                          --         4,515            $50,576          0.95%          --
2012  Lowest contract charges 1.15% Class B     $ 8.92            --                 --            --        13.34%
      Highest contract charges 1.70% Class B    $ 8.27            --                 --            --        12.82%
      All contract charges                          --         4,848            $41,572          1.19%          --
2011  Lowest contract charges 1.15% Class B     $ 7.87            --                 --            --         1.16%
      Highest contract charges 1.70% Class B    $ 7.33            --                 --            --         0.55%
      All contract charges                          --         5,249            $39,773          0.85%          --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charges 1.15% Class B     $ 9.27            --                 --            --        (5.60)%
      Highest contract charges 1.70% Class B    $ 8.76            --                 --            --        (6.01)%
      All contract charges                          --         1,042            $ 9,477          1.88%          --
2014  Lowest contract charges 1.15% Class B     $ 9.82            --                 --            --        11.34%
      Highest contract charges 1.70% Class B    $ 9.32            --                 --            --        10.69%
      All contract charges                          --         1,085            $10,465          1.50%          --
2013  Lowest contract charges 1.15% Class B     $ 8.82            --                 --            --        30.09%
      Highest contract charges 1.70% Class B    $ 8.42            --                 --            --        29.34%
      All contract charges                          --         1,011            $ 8,777          1.64%          --
2012  Lowest contract charges 1.15% Class B     $ 6.78            --                 --            --        15.31%
      Highest contract charges 1.70% Class B    $ 6.51            --                 --            --        14.61%
      All contract charges                          --           805            $ 5,400          1.98%          --
2011  Lowest contract charges 1.15% Class B     $ 5.88            --                 --            --        (1.51)%
      Highest contract charges 1.70% Class B    $ 5.68            --                 --            --        (2.07)%
      All contract charges                          --           909            $ 5,289          1.76%          --
EQ/MID CAP INDEX
2015  Lowest contract charges 0.50% Class B     $19.54            --                 --            --        (3.36)%
      Highest contract charges 1.70% Class B    $16.22            --                 --            --        (4.53)%
      All contract charges                          --         1,796            $30,374          0.83%          --
2014  Lowest contract charges 0.50% Class B     $20.22            --                 --            --         8.48%
      Highest contract charges 1.70% Class B    $16.99            --                 --            --         7.12%
      All contract charges                          --         1,909            $33,677          0.78%          --
2013  Lowest contract charges 0.50% Class B     $18.64            --                 --            --        31.92%
      Highest contract charges 1.70% Class B    $15.86            --                 --            --        30.32%
      All contract charges                          --         2,100            $34,477          0.76%          --
2012  Lowest contract charges 0.50% Class B     $14.13            --                 --            --        16.49%
      Highest contract charges 1.70% Class B    $12.17            --                 --            --        15.14%
      All contract charges                          --         2,217            $27,826          0.95%          --
2011  Lowest contract charges 0.50% Class B     $12.13            --                 --            --        (2.88)%
      Highest contract charges 1.70% Class B    $10.57            --                 --            --        (4.08)%
      All contract charges                          --         2,470            $26,853          0.60%          --
EQ/MONEY MARKET
2015  1.15% contract charge Class A             $30.78           106            $ 3,249          0.00%       (1.16)%
2014  1.15% contract charge Class A             $31.14           104            $ 3,226          0.00%       (1.14)%
2013  1.15% contract charge Class A             $31.50           119            $ 3,759          0.00%       (1.16)%
2012  1.15% contract charge Class A             $31.87           137            $ 4,371          0.00%       (1.15)%
2011  1.15% contract charge Class A             $32.24           157            $ 5,064          0.01%       (1.16)%

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/MONEY MARKET
2015  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $24.61            --                 --            --       (1.72)%
      All contract charges                          --         1,133            $30,813          0.00%         --
2014  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $25.04            --                 --            --       (1.69)%
      All contract charges                          --         1,356            $37,319          0.00%         --
2013  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $25.47            --                 --            --       (1.70)%
      All contract charges                          --         1,614            $44,819          0.00%         --
2012  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $25.91            --                 --            --       (1.71)%
      All contract charges                          --         1,692            $47,706          0.00%         --
2011  Lowest contract charges 0.00% Class B     $44.43            --                 --            --        0.00%
      Highest contract charges 1.70% Class B    $26.36            --                 --            --       (1.72)%
      All contract charges                          --         2,091            $59,953          0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charges 0.50% Class B     $22.61            --                 --            --       (5.99)%
      Highest contract charges 1.70% Class B    $19.87            --                 --            --       (7.06)%
      All contract charges                          --           719            $14,908          0.00%         --
2014  Lowest contract charges 0.50% Class B     $24.05            --                 --            --       (1.19)%
      Highest contract charges 1.70% Class B    $21.38            --                 --            --       (2.42)%
      All contract charges                          --           802            $17,807          0.00%         --
2013  Lowest contract charges 0.50% Class B     $24.34            --                 --            --       37.83%
      Highest contract charges 1.70% Class B    $21.91            --                 --            --       36.17%
      All contract charges                          --           904            $20,462          0.00%         --
2012  Lowest contract charges 0.50% Class B     $17.66            --                 --            --        8.21%
      Highest contract charges 1.70% Class B    $16.09            --                 --            --        6.91%
      All contract charges                          --         1,066            $17,646          0.42%         --
2011  Lowest contract charges 0.50% Class B     $16.32            --                 --            --       (8.16)%
      Highest contract charges 1.70% Class B    $15.05            --                 --            --       (9.28)%
      All contract charges                          --         1,236            $19,050          0.25%         --
EQ/QUALITY BOND PLUS(U)
2015  Lowest contract charges 0.50% Class B     $20.22            --                 --            --       (0.30)%
      Highest contract charges 1.70% Class B    $15.44            --                 --            --       (1.47)%
      All contract charges                          --         2,498            $41,622          1.04%         --
2014  Lowest contract charges 0.50% Class B     $20.28            --                 --            --        2.37%
      Highest contract charges 1.70% Class B    $15.67            --                 --            --        1.16%
      All contract charges                          --         2,788            $46,932          0.97%         --
2013  Lowest contract charges 0.50% Class B     $19.81            --                 --            --       (2.75)%
      Highest contract charges 1.70% Class B    $15.49            --                 --            --       (3.97)%
      All contract charges                          --         3,083            $51,034          0.61%         --
2012  Lowest contract charges 1.15% Class B     $17.96            --                 --            --        1.47%
      Highest contract charges 1.70% Class B    $16.13            --                 --            --        0.94%
      All contract charges                          --           778            $13,254          0.58%         --
2011  Lowest contract charges 1.15% Class B     $17.70            --                 --            --        0.06%
      Highest contract charges 1.70% Class B    $15.98            --                 --            --       (0.50)%
      All contract charges                          --           894            $15,059          2.23%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charges 1.15% Class B     $24.62            --                 --            --       (5.67)%
      Highest contract charges 1.70% Class B    $22.27            --                 --            --       (6.19)%
      All contract charges                          --           757            $17,839          0.88%         --
2014  Lowest contract charges 1.15% Class B     $26.10            --                 --            --        3.61%
      Highest contract charges 1.70% Class B    $23.74            --                 --            --        3.04%
      All contract charges                          --           786            $19,697          0.75%         --

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT  INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)       VALUES (000'S)   INCOME RATIO* RETURN**
                                              ---------- ----------------- ----------------- ------------- --------
EQ/SMALL COMPANY INDEX (CONTINUED)
2013  Lowest contract charges 1.15% Class B     $25.19            --                 --            --       35.87%
      Highest contract charges 1.70% Class B    $23.04            --                 --            --       35.13%
      All contract charges                          --           899            $21,750          0.94%         --
2012  Lowest contract charges 1.15% Class B     $18.54            --                 --            --       14.23%
      Highest contract charges 1.70% Class B    $17.05            --                 --            --       13.59%
      All contract charges                          --           976            $17,421          1.48%         --
2011  Lowest contract charges 1.15% Class B     $16.23            --                 --            --       (5.09)%
      Highest contract charges 1.70% Class B    $15.01            --                 --            --       (5.66)%
      All contract charges                          --         1,083            $16,964          0.65%         --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.50% Class B      $21.80            --                 --            --        5.77%
      Highest contract charge 1.60% Class B     $18.66            --                 --            --        4.60%
      All contract charges                          --         1,326            $25,314          0.00%         --
2014  Lowest contract charge 0.50% Class B      $20.61            --                 --            --       12.99%
      Highest contract charge 1.60% Class B     $17.84            --                 --            --       11.78%
      All contract charges                          --         1,383            $25,169          0.00%         --
2013  Lowest contract charge 0.50% Class B      $18.24            --                 --            --       34.91%
      Highest contract charge 1.70% Class B     $15.77            --                 --            --       33.31%
      All contract charges                          --         1,432            $23,251          0.00%         --
2012  Lowest contract charge 0.50% Class B      $13.52            --                 --            --       12.85%
      Highest contract charge 1.70% Class B     $11.83            --                 --            --       11.50%
      All contract charges                          --         1,632            $19,802          0.00%         --
2011  Lowest contract charge 0.50% Class B      $11.98            --                 --            --       (5.30)%
      Highest contract charge 1.70% Class B     $10.61            --                 --            --       (6.44)%
      All contract charges                          --         1,828            $19,862          0.00%         --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)AXA International Core Managed Volatility replaced EQ/MFS International Growth due to a fund substitution on June 21, 2013.
  (c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund substitution on June 21, 2013.
  (d)AXA Large Cap Core Managed Volatility replaced EQ/Capital Guardian Research due to a fund substitution on June 21, 2013.
  (e)AXA Large Cap Core Managed Volatility replaced EQ/Davis New York Venture due to a fund substitution on June 21, 2013.
  (f)AXA Large Cap Core Managed Volatility replaced EQ/Lord Abbett Large Cap Core due to a fund substitution on June 21, 2013.
  (g)AXA Large Cap Core Managed Volatility replaced EQ/UBS Growth and Income due to a fund substitution on June 21, 2013.
  (h)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund substitution on June 21, 2013.
  (i)AXA Large Cap Growth Managed Volatility replaced EQ/T. Rowe Price Growth Stock due to a fund substitution on June 21, 2013.
  (j)AXA Large Cap Growth Managed Volatility replaced EQ/Wells Fargo Omega Growth due to a fund substitution on June 21, 2013.
  (k)Units were made available on July 1, 2013.
  (l)AXA 2000 Managed Volatility replaced Multimanager Small Cap Growth due to a fund substitution on July 12, 2013.
  (m)AXA 2000 Managed Volatility replaced Multimanager Small Cap Value due to a fund substitution on July 12, 2013.
  (n)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund substitution on July 12, 2013.
  (o)AXA Large Cap Growth Managed Volatility replaced EQ/Montag & Caldwell Growth due to a fund substitution on July 12, 2013.
  (p)AXA Large Cap Growth Managed Volatility replaced Multimanager Aggressive Equity due to a fund substitution on July 12, 2013.
  (q)AXA 400 Managed Volatility replaced Multimanager Mid Cap Growth due to a fund substitution on July 19, 2013.
  (r)AXA/AB Short Duration Government Bond replaced EQ/PIMCO Ultra Short Bond due to a fund substitution on July 19, 2013.
  (s)AXA Global Equity Managed Volatility replaced EQ/Oppenheimer Global due to a fund substitution on July 19, 2013.
  (t)AXA Mid Cap Value Managed Volatility replaced Multimanager Mid Cap Value due to a fund substitution on July 19, 2013.
  (u)EQ/Quality Bond PLUS replaced Multimanager Core Bond due to a fund substitution on July 19, 2013.
  (v)EQ/Core Bond Index replaced EQ/Global Bond PLUS due to a fund substitution on July 26, 2013.
  (w)EQ/Core Bond Index replaced Multimanager Multi-Sector Bond due to a fund substitution on July 26, 2013.
  (x)AXA Large Cap Value Managed Volatility replaced EQ/BlackRock Basic Value Equity due to a fund substitution on July 26, 2013.
  (y)AXA Large Cap Value Managed Volatility replaced EQ/Boston Advisors Equity Income due to a fund substitution on July 26, 2013.
  (z)AXA Large Cap Value Managed Volatility replaced EQ/JPMorgan Value Opportunities due to a fund substitution on July 26, 2013.
 (aa)AXA Large Cap Value Managed Volatility replaced EQ/Invesco Comstock due to a fund substitution on July 26, 2013.
 (ab)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund substitution on July 26, 2013.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

7. Financial Highlights (Concluded)

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............  F-3
   Statements of Operations for the Year Ended December 31, 2015...... F-20
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2015 and 2014....................................... F-29
   Notes to Financial Statements...................................... F-43

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8


                                  F-1  #799551

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 49 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                        AXA 400 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE AXA BALANCED
                                                          VOLATILITY*     VOLATILITY*     ALLOCATION*    STRATEGY*
                                                        --------------- ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $300,878,556     $497,043,549   $2,456,530,507 $449,319,293
Receivable for shares of the Portfolios sold...........       218,735          371,374          225,567      918,871
Receivable for policy-related transactions.............            --               --               --           --
                                                         ------------     ------------   -------------- ------------
   Total assets........................................   301,097,291      497,414,923    2,456,756,074  450,238,164
                                                         ------------     ------------   -------------- ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --               --               --           --
Payable for policy-related transactions................       218,735          371,374          225,567      918,871
                                                         ------------     ------------   -------------- ------------
   Total liabilities...................................       218,735          371,374          225,567      918,871
                                                         ------------     ------------   -------------- ------------
NET ASSETS.............................................  $300,878,556     $497,043,549   $2,456,530,507 $449,319,293
                                                         ============     ============   ============== ============

NET ASSETS:
Accumulation unit values...............................  $300,802,988     $496,897,728   $2,456,476,956 $449,309,367
Retained by AXA Equitable in Separate Account No. 49...        75,568          145,821           53,551        9,926
                                                         ------------     ------------   -------------- ------------
TOTAL NET ASSETS.......................................  $300,878,556     $497,043,549   $2,456,530,507 $449,319,293
                                                         ============     ============   ============== ============

Investments in shares of the Portfolios, at cost.......  $311,925,764     $539,091,667   $2,392,730,144 $401,417,705
The Portfolios shares held
   Class B.............................................    16,044,030       29,205,845      239,757,552   32,537,097

                                                        AXA CONSERVATIVE AXA CONSERVATIVE
                                                          ALLOCATION*    GROWTH STRATEGY*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,199,957,245    $185,316,883
Receivable for shares of the Portfolios sold...........              --         105,227
Receivable for policy-related transactions.............         323,550              --
                                                         --------------    ------------
   Total assets........................................   1,200,280,795     185,422,110
                                                         --------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         323,550              --
Payable for policy-related transactions................              --         105,227
                                                         --------------    ------------
   Total liabilities...................................         323,550         105,227
                                                         --------------    ------------
NET ASSETS.............................................  $1,199,957,245    $185,316,883
                                                         ==============    ============

NET ASSETS:
Accumulation unit values...............................  $1,199,845,961    $185,312,263
Retained by AXA Equitable in Separate Account No. 49...         111,284           4,620
                                                         --------------    ------------
TOTAL NET ASSETS.......................................  $1,199,957,245    $185,316,883
                                                         ==============    ============

Investments in shares of the Portfolios, at cost.......  $1,244,393,510    $171,531,245
The Portfolios shares held
   Class B.............................................     129,154,946      14,089,982

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE-PLUS  AXA GLOBAL EQUITY   AXA GROWTH
                                                           STRATEGY*          ALLOCATION*      MANAGED VOLATILITY*  STRATEGY*
                                                        ---------------- --------------------- ------------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $109,703,914      $1,144,017,195        $923,564,658     $729,842,756
Receivable for shares of the Portfolios sold...........        110,051             623,812             786,508               --
Receivable for policy-related transactions.............             --                  --                  --           12,914
                                                          ------------      --------------        ------------     ------------
   Total assets........................................    109,813,965       1,144,641,007         924,351,166      729,855,670
                                                          ------------      --------------        ------------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                  --                  --           12,914
Payable for policy-related transactions................        110,051             623,812             786,508               --
                                                          ------------      --------------        ------------     ------------
   Total liabilities...................................        110,051             623,812             786,508           12,914
                                                          ------------      --------------        ------------     ------------
NET ASSETS.............................................   $109,703,914      $1,144,017,195        $923,564,658     $729,842,756
                                                          ============      ==============        ============     ============

NET ASSETS:
Accumulation unit values...............................   $109,699,712      $1,143,949,983        $923,557,379     $729,835,054
Retained by AXA Equitable in Separate Account No. 49...          4,202              67,212               7,279            7,702
                                                          ------------      --------------        ------------     ------------
TOTAL NET ASSETS.......................................   $109,703,914      $1,144,017,195        $923,564,658     $729,842,756
                                                          ============      ==============        ============     ============

Investments in shares of the Portfolios, at cost.......   $107,588,441      $1,172,782,554        $783,339,701     $620,839,352
The Portfolios shares held
   Class B.............................................      9,360,759         120,870,034          63,870,952       47,256,367

                                                        AXA INTERNATIONAL AXA INTERNATIONAL
                                                          CORE MANAGED      VALUE MANAGED
                                                           VOLATILITY*       VOLATILITY*
                                                        ----------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $976,243,585      $459,536,165
Receivable for shares of the Portfolios sold...........        526,147           158,072
Receivable for policy-related transactions.............             --                --
                                                          ------------      ------------
   Total assets........................................    976,769,732       459,694,237
                                                          ------------      ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                --
Payable for policy-related transactions................        526,147           158,072
                                                          ------------      ------------
   Total liabilities...................................        526,147           158,072
                                                          ------------      ------------
NET ASSETS.............................................   $976,243,585      $459,536,165
                                                          ============      ============

NET ASSETS:
Accumulation unit values...............................   $976,131,642      $459,514,452
Retained by AXA Equitable in Separate Account No. 49...        111,943            21,713
                                                          ------------      ------------
TOTAL NET ASSETS.......................................   $976,243,585      $459,536,165
                                                          ============      ============

Investments in shares of the Portfolios, at cost.......   $961,979,379      $452,608,127
The Portfolios shares held
   Class B.............................................    106,988,323        39,917,877

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           AXA LARGE     AXA LARGE CAP  AXA LARGE CAP   AXA MID CAP
                                                        CAP CORE MANAGED GROWTH MANAGED VALUE MANAGED  VALUE MANAGED
                                                          VOLATILITY*     VOLATILITY*    VOLATILITY*    VOLATILITY*
                                                        ---------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,580,270,434  $3,038,568,279 $2,677,011,901 $1,222,540,055
Receivable for shares of the Portfolios sold...........         584,118       1,067,976      1,191,528        888,238
                                                         --------------  -------------- -------------- --------------
   Total assets........................................   1,580,854,552   3,039,636,255  2,678,203,429  1,223,428,293
                                                         --------------  -------------- -------------- --------------

LIABILITIES:
Payable for policy-related transactions................         584,118       1,067,976      1,191,528        888,238
                                                         --------------  -------------- -------------- --------------
   Total liabilities...................................         584,118       1,067,976      1,191,528        888,238
                                                         --------------  -------------- -------------- --------------
NET ASSETS.............................................  $1,580,270,434  $3,038,568,279 $2,677,011,901 $1,222,540,055
                                                         ==============  ============== ============== ==============

NET ASSETS:
Accumulation unit values...............................  $1,580,035,873  $3,037,985,577 $2,676,706,384 $1,222,476,945
Retained by AXA Equitable in Separate Account No. 49...         234,561         582,702        305,517         63,110
                                                         --------------  -------------- -------------- --------------
TOTAL NET ASSETS.......................................  $1,580,270,434  $3,038,568,279 $2,677,011,901 $1,222,540,055
                                                         ==============  ============== ============== ==============

Investments in shares of the Portfolios, at cost.......  $1,387,155,620  $2,432,866,944 $2,365,404,642 $  862,628,723
The Portfolios shares held
   Class B.............................................     174,432,032     113,419,273    179,738,498     83,635,567

                                                         AXA MODERATE    AXA MODERATE
                                                         ALLOCATION*   GROWTH STRATEGY*
                                                        -------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $5,143,138,810   $846,054,915
Receivable for shares of the Portfolios sold...........      1,439,151        221,358
                                                        --------------   ------------
   Total assets........................................  5,144,577,961    846,276,273
                                                        --------------   ------------

LIABILITIES:
Payable for policy-related transactions................      1,439,151        221,358
                                                        --------------   ------------
   Total liabilities...................................      1,439,151        221,358
                                                        --------------   ------------
NET ASSETS............................................. $5,143,138,810   $846,054,915
                                                        ==============   ============

NET ASSETS:
Accumulation unit values............................... $5,142,914,384   $845,964,413
Retained by AXA Equitable in Separate Account No. 49...        224,426         90,502
                                                        --------------   ------------
TOTAL NET ASSETS....................................... $5,143,138,810   $846,054,915
                                                        ==============   ============

Investments in shares of the Portfolios, at cost....... $5,092,885,689   $732,982,866
The Portfolios shares held
   Class B.............................................    385,805,550     56,838,876

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                                          AXA/AB SHORT                  AXA/FRANKLIN
                                                                            DURATION                      BALANCED
                                                        AXA MODERATE-PLUS  GOVERNMENT  AXA/AB SMALL CAP   MANAGED
                                                           ALLOCATION*       BOND*         GROWTH*      VOLATILITY*
                                                        ----------------- ------------ ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $7,924,151,052   $643,431,767   $469,075,978   $714,538,078
Receivable for shares of the Portfolios sold...........       3,952,570        211,740        179,963        463,059
                                                         --------------   ------------   ------------   ------------
   Total assets........................................   7,928,103,622    643,643,507    469,255,941    715,001,137
                                                         --------------   ------------   ------------   ------------

LIABILITIES:
Payable for policy-related transactions................       3,952,570        211,740        179,963        463,059
                                                         --------------   ------------   ------------   ------------
   Total liabilities...................................       3,952,570        211,740        179,963        463,059
                                                         --------------   ------------   ------------   ------------
NET ASSETS.............................................  $7,924,151,052   $643,431,767   $469,075,978   $714,538,078
                                                         ==============   ============   ============   ============

NET ASSETS:
Accumulation unit values...............................  $7,924,005,267   $643,137,877   $469,040,889   $714,484,868
Retained by AXA Equitable in Separate Account No. 49...         145,785        293,890         35,089         53,210
                                                         --------------   ------------   ------------   ------------
TOTAL NET ASSETS.......................................  $7,924,151,052   $643,431,767   $469,075,978   $714,538,078
                                                         ==============   ============   ============   ============

Investments in shares of the Portfolios, at cost.......  $8,103,644,890   $651,069,268   $499,053,164   $690,509,592
The Portfolios shares held
   Class B.............................................     763,169,537     65,363,954     29,044,874     72,902,572

                                                                         AXA/FRANKLIN
                                                         AXA/FRANKLIN     TEMPLETON
                                                        SMALL CAP VALUE   ALLOCATION
                                                            MANAGED        MANAGED
                                                          VOLATILITY*    VOLATILITY*
                                                        --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $113,552,884   $1,183,636,611
Receivable for shares of the Portfolios sold...........        40,917          930,191
                                                         ------------   --------------
   Total assets........................................   113,593,801    1,184,566,802
                                                         ------------   --------------

LIABILITIES:
Payable for policy-related transactions................        40,917          930,191
                                                         ------------   --------------
   Total liabilities...................................        40,917          930,191
                                                         ------------   --------------
NET ASSETS.............................................  $113,552,884   $1,183,636,611
                                                         ============   ==============

NET ASSETS:
Accumulation unit values...............................  $113,549,791   $1,183,544,219
Retained by AXA Equitable in Separate Account No. 49...         3,093           92,392
                                                         ------------   --------------
TOTAL NET ASSETS.......................................  $113,552,884   $1,183,636,611
                                                         ============   ==============

Investments in shares of the Portfolios, at cost.......  $ 98,780,155   $  922,816,511
The Portfolios shares held
   Class B.............................................     8,153,487      119,604,412

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           AXA/MUTUAL    AXA/TEMPLETON
                                                        LARGE CAP EQUITY GLOBAL EQUITY
                                                            MANAGED         MANAGED    EQ/CALVERT SOCIALLY  EQ/COMMON
                                                          VOLATILITY*     VOLATILITY*     RESPONSIBLE*     STOCK INDEX*
                                                        ---------------- ------------- ------------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $170,687,905   $282,834,513      $70,825,520     $820,426,189
Receivable for shares of the Portfolios sold...........         42,846         12,387               --          398,424
Receivable for policy-related transactions.............             --             --           72,118               --
                                                          ------------   ------------      -----------     ------------
   Total assets........................................    170,730,751    282,846,900       70,897,638      820,824,613
                                                          ------------   ------------      -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --             --           72,118               --
Payable for policy-related transactions................         42,846         12,387               --          398,424
                                                          ------------   ------------      -----------     ------------
   Total liabilities...................................         42,846         12,387           72,118          398,424
                                                          ------------   ------------      -----------     ------------
NET ASSETS.............................................   $170,687,905   $282,834,513      $70,825,520     $820,426,189
                                                          ============   ============      ===========     ============

NET ASSETS:
Accumulation unit values...............................   $170,669,400   $282,825,216      $70,767,822     $820,310,817
Retained by AXA Equitable in Separate Account No. 49...         18,505          9,297           57,698          115,372
                                                          ------------   ------------      -----------     ------------
TOTAL NET ASSETS.......................................   $170,687,905   $282,834,513      $70,825,520     $820,426,189
                                                          ============   ============      ===========     ============

Investments in shares of the Portfolios, at cost.......   $121,944,203   $253,426,735      $70,670,203     $570,907,279
The Portfolios shares held
   Class B.............................................     13,740,664     25,290,441        6,473,640       31,880,923


                                                           EQ/CORE       EQ/EQUITY
                                                         BOND INDEX*     500 INDEX*
                                                        -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,526,482,648 $1,723,736,685
Receivable for shares of the Portfolios sold...........        507,074             --
Receivable for policy-related transactions.............             --        739,836
                                                        -------------- --------------
   Total assets........................................  1,526,989,722  1,724,476,521
                                                        -------------- --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --        739,836
Payable for policy-related transactions................        507,074             --
                                                        -------------- --------------
   Total liabilities...................................        507,074        739,836
                                                        -------------- --------------
NET ASSETS............................................. $1,526,482,648 $1,723,736,685
                                                        ============== ==============

NET ASSETS:
Accumulation unit values............................... $1,526,309,239 $1,723,661,086
Retained by AXA Equitable in Separate Account No. 49...        173,409         75,599
                                                        -------------- --------------
TOTAL NET ASSETS....................................... $1,526,482,648 $1,723,736,685
                                                        ============== ==============

Investments in shares of the Portfolios, at cost....... $1,544,138,588 $1,311,162,629
The Portfolios shares held
   Class B.............................................    154,461,176     50,231,406

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          EQ/GAMCO
                                                         MERGERS AND  EQ/GAMCO SMALL EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                        ACQUISITIONS* COMPANY VALUE* GOVERNMENT BOND*  EQUITY INDEX*
                                                        ------------- -------------- ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $174,857,126   $835,324,444    $208,722,094     $655,440,466
Receivable for shares of the Portfolios sold...........      149,026        337,378          72,882               --
Receivable for policy-related transactions.............           --             --              --          240,975
                                                        ------------   ------------    ------------     ------------
   Total assets........................................  175,006,152    835,661,822     208,794,976      655,681,441
                                                        ------------   ------------    ------------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --              --          240,975
Payable for policy-related transactions................      149,026        337,378          72,882               --
                                                        ------------   ------------    ------------     ------------
   Total liabilities...................................      149,026        337,378          72,882          240,975
                                                        ------------   ------------    ------------     ------------
NET ASSETS............................................. $174,857,126   $835,324,444    $208,722,094     $655,440,466
                                                        ============   ============    ============     ============

NET ASSETS:
Accumulation unit values............................... $174,757,938   $835,280,997    $208,716,212     $655,415,103
Retained by AXA Equitable in Separate Account No. 49...       99,188         43,447           5,882           25,363
                                                        ------------   ------------    ------------     ------------
TOTAL NET ASSETS....................................... $174,857,126   $835,324,444    $208,722,094     $655,440,466
                                                        ============   ============    ============     ============

Investments in shares of the Portfolios, at cost....... $177,952,944   $697,659,507    $208,513,845     $716,640,707
The Portfolios shares held
   Class B.............................................   13,889,758     16,929,561      20,427,881       79,089,582

                                                        EQ/LARGE CAP  EQ/LARGE CAP
                                                        GROWTH INDEX* VALUE INDEX*
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $609,742,092  $415,479,827
Receivable for shares of the Portfolios sold...........      220,881       176,466
Receivable for policy-related transactions.............           --            --
                                                        ------------  ------------
   Total assets........................................  609,962,973   415,656,293
                                                        ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --            --
Payable for policy-related transactions................      220,881       176,466
                                                        ------------  ------------
   Total liabilities...................................      220,881       176,466
                                                        ------------  ------------
NET ASSETS............................................. $609,742,092  $415,479,827
                                                        ============  ============

NET ASSETS:
Accumulation unit values............................... $609,656,236  $415,436,340
Retained by AXA Equitable in Separate Account No. 49...       85,856        43,487
                                                        ------------  ------------
TOTAL NET ASSETS....................................... $609,742,092  $415,479,827
                                                        ============  ============

Investments in shares of the Portfolios, at cost....... $579,011,698  $371,037,642
The Portfolios shares held
   Class B.............................................   53,026,986    53,680,031

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                     EQ/MORGAN
                                                         EQ/MID CAP    EQ/MONEY       STANLEY       EQ/QUALITY      EQ/SMALL
                                                           INDEX*      MARKET*    MID CAP GROWTH*   BOND PLUS*   COMPANY INDEX*
                                                        ------------ ------------ --------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $810,926,121 $526,160,420  $461,755,601   $1,138,006,923  $490,829,212
Receivable for shares of the Portfolios sold...........       14,760           --       216,646          744,505            --
Receivable for policy-related transactions.............           --    7,017,990            --               --        39,961
                                                        ------------ ------------  ------------   --------------  ------------
   Total assets........................................  810,940,881  533,178,410   461,972,247    1,138,751,428   490,869,173
                                                        ------------ ------------  ------------   --------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --    7,017,990            --               --        39,961
Payable for policy-related transactions................        7,313           --       216,646          744,505            --
                                                        ------------ ------------  ------------   --------------  ------------
   Total liabilities...................................        7,313    7,017,990       216,646          744,505        39,961
                                                        ------------ ------------  ------------   --------------  ------------
NET ASSETS............................................. $810,933,568 $526,160,420  $461,755,601   $1,138,006,923  $490,829,212
                                                        ============ ============  ============   ==============  ============

NET ASSETS:
Accumulation unit values............................... $810,891,951 $526,133,823  $461,737,853   $1,137,860,554  $490,748,735
Retained by AXA Equitable in Separate Account No. 49...       41,617       26,597        17,748          146,369        80,477
                                                        ------------ ------------  ------------   --------------  ------------
TOTAL NET ASSETS....................................... $810,933,568 $526,160,420  $461,755,601   $1,138,006,923  $490,829,212
                                                        ============ ============  ============   ==============  ============

Investments in shares of the Portfolios, at cost....... $587,196,974 $526,167,017  $496,172,917   $1,138,776,562  $500,686,449
The Portfolios shares held
   Class B.............................................   63,405,150  526,167,291    28,434,106      134,954,878    48,542,897

                                                        MULTIMANAGER
                                                        TECHNOLOGY*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $492,999,037
Receivable for shares of the Portfolios sold...........      533,655
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  493,532,692
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................      533,655
                                                        ------------
   Total liabilities...................................      533,655
                                                        ------------
NET ASSETS............................................. $492,999,037
                                                        ============

NET ASSETS:
Accumulation unit values............................... $492,917,538
Retained by AXA Equitable in Separate Account No. 49...       81,499
                                                        ------------
TOTAL NET ASSETS....................................... $492,999,037
                                                        ============

Investments in shares of the Portfolios, at cost....... $398,463,383
The Portfolios shares held
   Class B.............................................   25,267,888

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                             -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY..  0.95%          B          $11.67         37
AXA 400 MANAGED VOLATILITY..  1.20%          B          $11.59      2,771
AXA 400 MANAGED VOLATILITY..  1.25%          B          $11.57      2,491
AXA 400 MANAGED VOLATILITY..  1.30%          B          $11.56      2,545
AXA 400 MANAGED VOLATILITY..  1.35%          B          $11.54        282
AXA 400 MANAGED VOLATILITY..  1.40%          B          $11.53      4,476
AXA 400 MANAGED VOLATILITY..  1.50%          B          $11.50      3,381
AXA 400 MANAGED VOLATILITY..  1.55%          B          $11.48      2,613
AXA 400 MANAGED VOLATILITY..  1.60%          B          $11.46      1,713
AXA 400 MANAGED VOLATILITY..  1.65%          B          $11.45      5,192
AXA 400 MANAGED VOLATILITY..  1.70%          B          $11.43        621
AXA 400 MANAGED VOLATILITY..  1.80%          B          $11.40          9
AXA 400 MANAGED VOLATILITY..  1.90%          B          $11.37          2

AXA 2000 MANAGED VOLATILITY.  0.95%          B          $11.60         36
AXA 2000 MANAGED VOLATILITY.  1.20%          B          $11.53      4,030
AXA 2000 MANAGED VOLATILITY.  1.25%          B          $11.51      5,726
AXA 2000 MANAGED VOLATILITY.  1.30%          B          $11.50      3,811
AXA 2000 MANAGED VOLATILITY.  1.35%          B          $11.48      1,846
AXA 2000 MANAGED VOLATILITY.  1.40%          B          $11.47      5,192
AXA 2000 MANAGED VOLATILITY.  1.50%          B          $11.43      7,281
AXA 2000 MANAGED VOLATILITY.  1.55%          B          $11.42      4,317
AXA 2000 MANAGED VOLATILITY.  1.60%          B          $11.40      2,447
AXA 2000 MANAGED VOLATILITY.  1.65%          B          $11.39      7,770
AXA 2000 MANAGED VOLATILITY.  1.70%          B          $11.37        887
AXA 2000 MANAGED VOLATILITY.  1.80%          B          $11.34         30
AXA 2000 MANAGED VOLATILITY.  1.90%          B          $11.31          5

AXA AGGRESSIVE ALLOCATION...  1.15%          B          $15.23        635
AXA AGGRESSIVE ALLOCATION...  1.20%          B          $15.14      2,106
AXA AGGRESSIVE ALLOCATION...  1.25%          B          $16.69     12,605
AXA AGGRESSIVE ALLOCATION...  1.30%          B          $15.78     36,661
AXA AGGRESSIVE ALLOCATION...  1.35%          B          $14.87        847
AXA AGGRESSIVE ALLOCATION...  1.40%          B          $14.78      2,440
AXA AGGRESSIVE ALLOCATION...  1.50%          B          $16.18     12,840
AXA AGGRESSIVE ALLOCATION...  1.55%          B          $14.51     26,544
AXA AGGRESSIVE ALLOCATION...  1.60%          B          $14.43      1,243
AXA AGGRESSIVE ALLOCATION...  1.65%          B          $15.88     55,955
AXA AGGRESSIVE ALLOCATION...  1.70%          B          $15.78      4,914
AXA AGGRESSIVE ALLOCATION...  1.90%          B          $13.91         39

AXA BALANCED STRATEGY.......  1.30%          B          $14.32     21,913
AXA BALANCED STRATEGY.......  1.55%          B          $14.09      5,187
AXA BALANCED STRATEGY.......  1.65%          B          $13.99      4,205
AXA BALANCED STRATEGY.......  1.70%          B          $13.94        253

AXA CONSERVATIVE ALLOCATION.  1.15%          B          $12.49        347
AXA CONSERVATIVE ALLOCATION.  1.20%          B          $12.42      3,376
AXA CONSERVATIVE ALLOCATION.  1.25%          B          $12.94      7,650
AXA CONSERVATIVE ALLOCATION.  1.30%          B          $12.86     16,854
AXA CONSERVATIVE ALLOCATION.  1.35%          B          $12.19      1,500

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                  UNITS
                                           CONTRACT                            OUTSTANDING
                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                           -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION...............  1.40%          B          $12.12      5,693
AXA CONSERVATIVE ALLOCATION...............  1.50%          B          $12.54     12,397
AXA CONSERVATIVE ALLOCATION...............  1.55%          B          $11.90     15,103
AXA CONSERVATIVE ALLOCATION...............  1.60%          B          $11.83      2,827
AXA CONSERVATIVE ALLOCATION...............  1.65%          B          $12.31     27,876
AXA CONSERVATIVE ALLOCATION...............  1.70%          B          $12.23      3,118
AXA CONSERVATIVE ALLOCATION...............  1.80%          B          $11.55         41

AXA CONSERVATIVE GROWTH STRATEGY..........  1.30%          B          $13.58      7,654
AXA CONSERVATIVE GROWTH STRATEGY..........  1.55%          B          $13.35      3,035
AXA CONSERVATIVE GROWTH STRATEGY..........  1.65%          B          $13.26      2,885
AXA CONSERVATIVE GROWTH STRATEGY..........  1.70%          B          $13.22        199

AXA CONSERVATIVE STRATEGY.................  1.30%          B          $11.88      5,539
AXA CONSERVATIVE STRATEGY.................  1.55%          B          $11.69      1,848
AXA CONSERVATIVE STRATEGY.................  1.65%          B          $11.61      1,720
AXA CONSERVATIVE STRATEGY.................  1.70%          B          $11.57        201

AXA CONSERVATIVE-PLUS ALLOCATION..........  0.95%          B          $13.48         --
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.15%          B          $13.16        302
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.20%          B          $13.08      2,087
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.25%          B          $13.85      9,139
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.30%          B          $13.77     15,269
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.35%          B          $12.84        720
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.40%          B          $12.77      3,555
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.50%          B          $13.43     12,038
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.55%          B          $12.54     13,391
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.60%          B          $12.46      1,905
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.65%          B          $13.18     25,313
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.70%          B          $13.10      2,602
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.80%          B          $12.16          2
AXA CONSERVATIVE-PLUS ALLOCATION..........  1.90%          B          $12.02         18

AXA GLOBAL EQUITY MANAGED VOLATILITY......  0.95%          B          $22.45          2
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.20%          B          $21.43      1,801
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.25%          B          $27.81      3,817
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.30%          B          $27.55      5,354
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.35%          B          $20.84        912
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.40%          B          $20.65      3,403
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.50%          B          $26.96      5,919
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.55%          B          $20.08      6,965
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.60%          B          $19.90      1,114
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.65%          B          $26.46      7,493
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.70%          B          $19.53      1,105
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.80%          B          $19.17         26
AXA GLOBAL EQUITY MANAGED VOLATILITY......  1.90%          B          $18.81          3

AXA GROWTH STRATEGY.......................  1.30%          B          $16.23     24,871
AXA GROWTH STRATEGY.......................  1.55%          B          $15.96      9,381
AXA GROWTH STRATEGY.......................  1.65%          B          $15.85     10,557
AXA GROWTH STRATEGY.......................  1.70%          B          $15.80        573

AXA INTERNATIONAL CORE MANAGED VOLATILITY.  0.95%          B          $13.15         18
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.20%          B          $12.61      4,798
AXA INTERNATIONAL CORE MANAGED VOLATILITY.  1.25%          B          $14.60      7,943

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          B          $14.48      9,920
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.35%          B          $12.29      1,152
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.40%          B          $12.19      6,695
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.50%          B          $14.15      9,149
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.55%          B          $11.88     10,657
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.60%          B          $11.78      3,964
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.65%          B          $13.89     16,754
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.70%          B          $11.58      2,110
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.80%          B          $11.39         21
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.90%          B          $11.20          2

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.95%          B          $20.03          4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.20%          B          $19.11      1,656
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.25%          B          $14.84      3,462
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.30%          B          $14.70      3,560
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.35%          B          $18.57      1,905
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.40%          B          $18.40      2,124
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.50%          B          $14.38      4,686
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.55%          B          $17.88      3,535
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.60%          B          $17.71      1,108
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.65%          B          $14.11      6,195
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.70%          B          $17.38        667
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.80%          B          $17.05         20
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.90%          B          $16.73          3

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.95%          B          $15.29         74
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.20%          B          $14.64      9,781
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.25%          B          $18.71      8,653
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.30%          B          $18.54      9,109
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.35%          B          $14.27      6,321
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.40%          B          $14.15     11,828
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.50%          B          $18.13      9,025
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.55%          B          $13.79     12,039
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.60%          B          $13.67      9,475
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.65%          B          $17.79     19,607
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.70%          B          $13.43      2,846
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.80%          B          $13.20         78
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.90%          B          $12.98         11

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.95%          B          $27.21         13
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.20%          B          $25.96      8,377
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.25%          B          $22.04     14,944
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.30%          B          $21.83     17,268
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.35%          B          $25.23      4,303
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.40%          B          $24.99     12,730
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.50%          B          $21.37     20,717
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.55%          B          $24.29     15,571
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.60%          B          $24.06      6,285
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.65%          B          $20.97     30,892
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.70%          B          $23.61      2,804
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.80%          B          $23.17         46
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.90%          B          $22.73         13

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY.  0.95%          B          $19.68          14
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.20%          B          $18.80      12,928
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.25%          B          $15.74      19,563
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.30%          B          $15.60      18,206
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.35%          B          $18.30       6,429
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.40%          B          $18.13      18,878
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.50%          B          $15.26      26,630
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.55%          B          $17.64      16,478
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.60%          B          $17.48       8,807
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.65%          B          $14.98      31,475
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.70%          B          $17.16       3,293
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.80%          B          $16.85         132
AXA LARGE CAP VALUE MANAGED VOLATILITY.  1.90%          B          $16.55          33

AXA MID CAP VALUE MANAGED VOLATILITY...  0.95%          B          $25.34           6
AXA MID CAP VALUE MANAGED VOLATILITY...  1.20%          B          $24.17       3,915
AXA MID CAP VALUE MANAGED VOLATILITY...  1.25%          B          $21.23       7,366
AXA MID CAP VALUE MANAGED VOLATILITY...  1.30%          B          $21.03       6,390
AXA MID CAP VALUE MANAGED VOLATILITY...  1.35%          B          $23.49         526
AXA MID CAP VALUE MANAGED VOLATILITY...  1.40%          B          $23.27       5,898
AXA MID CAP VALUE MANAGED VOLATILITY...  1.50%          B          $20.58      10,388
AXA MID CAP VALUE MANAGED VOLATILITY...  1.55%          B          $22.62       5,839
AXA MID CAP VALUE MANAGED VOLATILITY...  1.60%          B          $22.41       2,501
AXA MID CAP VALUE MANAGED VOLATILITY...  1.65%          B          $20.19      12,495
AXA MID CAP VALUE MANAGED VOLATILITY...  1.70%          B          $21.99       1,481
AXA MID CAP VALUE MANAGED VOLATILITY...  1.80%          B          $21.57          23
AXA MID CAP VALUE MANAGED VOLATILITY...  1.90%          B          $21.17           7

AXA MODERATE ALLOCATION................  0.95%          B          $62.96          --
AXA MODERATE ALLOCATION................  1.15%          B          $59.26         282
AXA MODERATE ALLOCATION................  1.20%          B          $58.37       2,426
AXA MODERATE ALLOCATION................  1.25%          B          $14.40      36,845
AXA MODERATE ALLOCATION................  1.30%          B          $14.24      74,759
AXA MODERATE ALLOCATION................  1.35%          B          $55.77         782
AXA MODERATE ALLOCATION................  1.40%          B          $54.93       4,320
AXA MODERATE ALLOCATION................  1.50%          B          $13.96      48,534
AXA MODERATE ALLOCATION................  1.55%          B          $52.49      13,927
AXA MODERATE ALLOCATION................  1.60%          B          $51.69       1,866
AXA MODERATE ALLOCATION................  1.65%          B          $13.70     108,031
AXA MODERATE ALLOCATION................  1.70%          B          $50.15       2,446
AXA MODERATE ALLOCATION................  1.80%          B          $48.64          25
AXA MODERATE ALLOCATION................  1.90%          B          $47.18           1

AXA MODERATE GROWTH STRATEGY...........  1.30%          B          $15.54      33,550
AXA MODERATE GROWTH STRATEGY...........  1.55%          B          $15.28      11,724
AXA MODERATE GROWTH STRATEGY...........  1.65%          B          $15.18       9,027
AXA MODERATE GROWTH STRATEGY...........  1.70%          B          $15.13         558

AXA MODERATE-PLUS ALLOCATION...........  0.95%          B          $15.07           1
AXA MODERATE-PLUS ALLOCATION...........  1.15%          B          $14.71       1,572
AXA MODERATE-PLUS ALLOCATION...........  1.20%          B          $14.62       7,378
AXA MODERATE-PLUS ALLOCATION...........  1.25%          B          $16.09      51,566
AXA MODERATE-PLUS ALLOCATION...........  1.30%          B          $15.99     101,038
AXA MODERATE-PLUS ALLOCATION...........  1.35%          B          $14.36       2,514

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION....................  1.40%          B          $14.28      11,802
AXA MODERATE-PLUS ALLOCATION....................  1.50%          B          $15.59      57,352
AXA MODERATE-PLUS ALLOCATION....................  1.55%          B          $14.02      83,519
AXA MODERATE-PLUS ALLOCATION....................  1.60%          B          $13.94       4,824
AXA MODERATE-PLUS ALLOCATION....................  1.65%          B          $15.30     181,545
AXA MODERATE-PLUS ALLOCATION....................  1.70%          B          $15.21      15,224
AXA MODERATE-PLUS ALLOCATION....................  1.80%          B          $13.60          38

AXA/AB SHORT DURATION GOVERNMENT BOND...........  0.95%          B          $ 9.60          --
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.20%          B          $ 9.54       2,071
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.25%          B          $ 9.52       7,275
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.30%          B          $ 9.51       9,572
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.35%          B          $ 9.50         845
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.40%          B          $ 9.49       4,368
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.50%          B          $ 9.46      10,606
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.55%          B          $ 9.45       8,683
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.60%          B          $ 9.44       2,230
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.65%          B          $ 9.42      20,353
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.70%          B          $ 9.41       1,927
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.80%          B          $ 9.39          15
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.90%          B          $ 9.36           9

AXA/AB SMALL CAP GROWTH.........................  0.95%          B          $32.31           7
AXA/AB SMALL CAP GROWTH.........................  1.20%          B          $30.81       1,100
AXA/AB SMALL CAP GROWTH.........................  1.25%          B          $23.90       2,018
AXA/AB SMALL CAP GROWTH.........................  1.30%          B          $23.67       2,376
AXA/AB SMALL CAP GROWTH.........................  1.35%          B          $29.95         853
AXA/AB SMALL CAP GROWTH.........................  1.40%          B          $29.67       1,834
AXA/AB SMALL CAP GROWTH.........................  1.50%          B          $23.16       3,047
AXA/AB SMALL CAP GROWTH.........................  1.55%          B          $28.84       2,178
AXA/AB SMALL CAP GROWTH.........................  1.60%          B          $28.57         775
AXA/AB SMALL CAP GROWTH.........................  1.65%          B          $22.73       3,585
AXA/AB SMALL CAP GROWTH.........................  1.70%          B          $28.03         473
AXA/AB SMALL CAP GROWTH.........................  1.80%          B          $27.50           5
AXA/AB SMALL CAP GROWTH.........................  1.90%          B          $26.98           1

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  0.95%          B          $12.73           1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.20%          B          $12.43       2,179
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.25%          B          $12.37       5,244
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          B          $12.31       9,179
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.35%          B          $12.25         741
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.40%          B          $12.20       3,955
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.50%          B          $12.08       7,245
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.55%          B          $12.03       8,477
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.60%          B          $11.97       1,928
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.65%          B          $11.91      18,179
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.70%          B          $11.86       1,941
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.80%          B          $11.74           7

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.20%          B          $12.98         214
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.25%          B          $12.92         347
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.30%          B          $12.86       2,324
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.35%          B          $12.79          57
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.40%          B          $12.73         279

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.50%          B          $12.61        572
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.55%          B          $12.55      1,538
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.60%          B          $12.50        120
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.65%          B          $12.44      3,225
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.70%          B          $12.38        321
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......  1.80%          B          $12.26         --

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.15%          B          $10.77        521
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.20%          B          $10.72        902
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.25%          B          $10.68      3,472
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          B          $10.63     31,440
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.35%          B          $10.58        479
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.40%          B          $10.54      1,935
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.50%          B          $10.45      4,621
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.55%          B          $10.40     18,931
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.60%          B          $10.36      1,006
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.65%          B          $10.31     46,612
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.70%          B          $10.27      3,436
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.80%          B          $10.18          4

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.20%          B          $12.79        321
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.25%          B          $12.73      1,107
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.30%          B          $12.67      2,843
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.35%          B          $12.61        100
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.40%          B          $12.55        481
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.50%          B          $12.44        990
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.55%          B          $12.38      1,851
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.60%          B          $12.32        195
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.65%          B          $12.26      5,333
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.70%          B          $12.20        501
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.80%          B          $12.09         --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  0.95%          B          $11.47         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.20%          B          $11.20      1,062
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.25%          B          $11.15      2,121
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.30%          B          $11.09      4,660
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.35%          B          $11.04        162
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.40%          B          $10.99      1,355
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.50%          B          $10.89      2,759
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.55%          B          $10.84      3,230
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.60%          B          $10.78        535
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.65%          B          $10.73      8,299
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.70%          B          $10.68      1,781
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.80%          B          $10.58          1

EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.20%          B          $13.31        316
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.25%          B          $17.38        568
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.30%          B          $17.23        442
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.35%          B          $12.99        103
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.40%          B          $12.88        509
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.50%          B          $16.84        760
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.55%          B          $12.56        661
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.60%          B          $12.46        207
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.65%          B          $16.53        902
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.70%          B          $12.25        210
EQ/CALVERT SOCIALLY RESPONSIBLE......................  1.80%          B          $12.05          1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX.............  0.95%          B         $414.19         --
EQ/COMMON STOCK INDEX.............  1.20%          B         $374.43        155
EQ/COMMON STOCK INDEX.............  1.25%          B         $ 18.47      5,014
EQ/COMMON STOCK INDEX.............  1.30%          B         $ 18.09      4,327
EQ/COMMON STOCK INDEX.............  1.35%          B         $352.40        238
EQ/COMMON STOCK INDEX.............  1.40%          B         $345.34        252
EQ/COMMON STOCK INDEX.............  1.50%          B         $ 17.90      8,828
EQ/COMMON STOCK INDEX.............  1.55%          B         $324.99        313
EQ/COMMON STOCK INDEX.............  1.60%          B         $318.47        126
EQ/COMMON STOCK INDEX.............  1.65%          B         $ 17.57      6,190
EQ/COMMON STOCK INDEX.............  1.70%          B         $305.83         35
EQ/COMMON STOCK INDEX.............  1.80%          B         $293.65          1
EQ/COMMON STOCK INDEX.............  1.90%          B         $281.95          1

EQ/CORE BOND INDEX................  0.65%          B         $ 10.42         16
EQ/CORE BOND INDEX................  0.95%          B         $ 15.22          7
EQ/CORE BOND INDEX................  1.20%          B         $ 14.54      8,203
EQ/CORE BOND INDEX................  1.25%          B         $ 10.09        612
EQ/CORE BOND INDEX................  1.25%          B         $ 10.85     15,733
EQ/CORE BOND INDEX................  1.30%          B         $ 10.75     16,903
EQ/CORE BOND INDEX................  1.35%          B         $ 14.15      3,403
EQ/CORE BOND INDEX................  1.40%          B         $ 14.02     12,492
EQ/CORE BOND INDEX................  1.50%          B         $ 10.52     22,660
EQ/CORE BOND INDEX................  1.55%          B         $ 13.64     14,555
EQ/CORE BOND INDEX................  1.60%          B         $ 13.52      6,013
EQ/CORE BOND INDEX................  1.65%          B         $  9.64         28
EQ/CORE BOND INDEX................  1.65%          B         $ 10.32     26,098
EQ/CORE BOND INDEX................  1.70%          B         $ 13.27      2,714
EQ/CORE BOND INDEX................  1.80%          B         $ 13.03         62
EQ/CORE BOND INDEX................  1.90%          B         $ 12.80         13

EQ/EQUITY 500 INDEX...............  0.65%          B         $ 18.72         59
EQ/EQUITY 500 INDEX...............  0.95%          B         $ 48.06          2
EQ/EQUITY 500 INDEX...............  1.20%          B         $ 45.48      3,125
EQ/EQUITY 500 INDEX...............  1.25%          B         $ 18.13      1,471
EQ/EQUITY 500 INDEX...............  1.25%          B         $ 20.36      8,562
EQ/EQUITY 500 INDEX...............  1.30%          B         $ 20.13      9,467
EQ/EQUITY 500 INDEX...............  1.35%          B         $ 43.99      1,639
EQ/EQUITY 500 INDEX...............  1.40%          B         $ 43.51      4,400
EQ/EQUITY 500 INDEX...............  1.50%          B         $ 19.73     10,817
EQ/EQUITY 500 INDEX...............  1.55%          B         $ 42.09      4,393
EQ/EQUITY 500 INDEX...............  1.60%          B         $ 41.62      2,484
EQ/EQUITY 500 INDEX...............  1.65%          B         $ 14.19        135
EQ/EQUITY 500 INDEX...............  1.65%          B         $ 19.36     18,167
EQ/EQUITY 500 INDEX...............  1.70%          B         $ 40.71      1,648
EQ/EQUITY 500 INDEX...............  1.80%          B         $ 39.82         64
EQ/EQUITY 500 INDEX...............  1.90%          B         $ 38.94          7

EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $ 14.71        480
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B         $ 14.63      1,365
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          B         $ 14.29      1,993
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B         $ 14.47        113
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.40%          B         $ 14.40        930
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.50%          B         $ 14.24      1,920
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          B         $ 14.16      1,847

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.60%          B          $14.09        235
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          B          $14.01      3,186
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          B          $13.94        196
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.80%          B          $13.79          2

EQ/GAMCO SMALL COMPANY VALUE......  0.95%          B          $59.45         --
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B          $55.47        581
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B          $54.70      1,732
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          B          $83.65      1,762
EQ/GAMCO SMALL COMPANY VALUE......  1.35%          B          $53.20        199
EQ/GAMCO SMALL COMPANY VALUE......  1.40%          B          $52.47      1,170
EQ/GAMCO SMALL COMPANY VALUE......  1.50%          B          $51.03      2,767
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          B          $50.32      2,941
EQ/GAMCO SMALL COMPANY VALUE......  1.60%          B          $49.63        256
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          B          $48.94      3,302
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          B          $48.26        514
EQ/GAMCO SMALL COMPANY VALUE......  1.80%          B          $46.94          5
EQ/GAMCO SMALL COMPANY VALUE......  1.90%          B          $45.64          6

EQ/INTERMEDIATE GOVERNMENT BOND...  1.20%          B          $20.93        931
EQ/INTERMEDIATE GOVERNMENT BOND...  1.25%          B          $11.12      1,296
EQ/INTERMEDIATE GOVERNMENT BOND...  1.30%          B          $10.97      3,594
EQ/INTERMEDIATE GOVERNMENT BOND...  1.35%          B          $20.16        212
EQ/INTERMEDIATE GOVERNMENT BOND...  1.40%          B          $19.90      1,417
EQ/INTERMEDIATE GOVERNMENT BOND...  1.50%          B          $10.78      1,834
EQ/INTERMEDIATE GOVERNMENT BOND...  1.55%          B          $19.17      1,606
EQ/INTERMEDIATE GOVERNMENT BOND...  1.60%          B          $18.93        641
EQ/INTERMEDIATE GOVERNMENT BOND...  1.65%          B          $10.58      3,414
EQ/INTERMEDIATE GOVERNMENT BOND...  1.70%          B          $18.46        223
EQ/INTERMEDIATE GOVERNMENT BOND...  1.90%          B          $17.55          1

EQ/INTERNATIONAL EQUITY INDEX.....  0.95%          B          $14.75          3
EQ/INTERNATIONAL EQUITY INDEX.....  1.20%          B          $13.99      2,861
EQ/INTERNATIONAL EQUITY INDEX.....  1.25%          B          $13.48      6,051
EQ/INTERNATIONAL EQUITY INDEX.....  1.30%          B          $13.34      6,793
EQ/INTERNATIONAL EQUITY INDEX.....  1.35%          B          $13.56        888
EQ/INTERNATIONAL EQUITY INDEX.....  1.40%          B          $13.42      4,118
EQ/INTERNATIONAL EQUITY INDEX.....  1.50%          B          $13.07      7,467
EQ/INTERNATIONAL EQUITY INDEX.....  1.55%          B          $13.00      6,097
EQ/INTERNATIONAL EQUITY INDEX.....  1.60%          B          $12.86      1,744
EQ/INTERNATIONAL EQUITY INDEX.....  1.65%          B          $12.83     11,561
EQ/INTERNATIONAL EQUITY INDEX.....  1.70%          B          $12.60      2,219
EQ/INTERNATIONAL EQUITY INDEX.....  1.80%          B          $12.33         17
EQ/INTERNATIONAL EQUITY INDEX.....  1.90%          B          $12.07          6

EQ/LARGE CAP GROWTH INDEX.........  0.95%          B          $13.90         11
EQ/LARGE CAP GROWTH INDEX.........  1.20%          B          $13.33      2,574
EQ/LARGE CAP GROWTH INDEX.........  1.25%          B          $23.18      2,719
EQ/LARGE CAP GROWTH INDEX.........  1.30%          B          $22.98      3,323
EQ/LARGE CAP GROWTH INDEX.........  1.35%          B          $13.00      1,761
EQ/LARGE CAP GROWTH INDEX.........  1.40%          B          $12.89      4,474
EQ/LARGE CAP GROWTH INDEX.........  1.50%          B          $22.46      3,568
EQ/LARGE CAP GROWTH INDEX.........  1.55%          B          $12.56      7,249
EQ/LARGE CAP GROWTH INDEX.........  1.60%          B          $12.46      3,088
EQ/LARGE CAP GROWTH INDEX.........  1.65%          B          $22.05      5,640

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX........  1.70%          B          $12.25       1,661
EQ/LARGE CAP GROWTH INDEX........  1.80%          B          $12.04          64
EQ/LARGE CAP GROWTH INDEX........  1.90%          B          $11.84          12

EQ/LARGE CAP VALUE INDEX.........  0.95%          B          $ 9.47           3
EQ/LARGE CAP VALUE INDEX.........  1.20%          B          $ 9.23       1,407
EQ/LARGE CAP VALUE INDEX.........  1.25%          B          $ 9.18       5,211
EQ/LARGE CAP VALUE INDEX.........  1.30%          B          $ 9.13       7,455
EQ/LARGE CAP VALUE INDEX.........  1.35%          B          $ 9.22         502
EQ/LARGE CAP VALUE INDEX.........  1.40%          B          $ 9.04       2,314
EQ/LARGE CAP VALUE INDEX.........  1.50%          B          $ 8.94       6,266
EQ/LARGE CAP VALUE INDEX.........  1.55%          B          $ 8.90       6,199
EQ/LARGE CAP VALUE INDEX.........  1.60%          B          $ 8.85         849
EQ/LARGE CAP VALUE INDEX.........  1.65%          B          $ 8.80      13,238
EQ/LARGE CAP VALUE INDEX.........  1.70%          B          $ 8.76       2,931
EQ/LARGE CAP VALUE INDEX.........  1.80%          B          $ 8.67           6

EQ/MID CAP INDEX.................  0.95%          B          $18.23           2
EQ/MID CAP INDEX.................  1.20%          B          $17.53       3,937
EQ/MID CAP INDEX.................  1.25%          B          $20.22       4,862
EQ/MID CAP INDEX.................  1.30%          B          $20.06       4,635
EQ/MID CAP INDEX.................  1.35%          B          $17.13         507
EQ/MID CAP INDEX.................  1.40%          B          $17.00       5,299
EQ/MID CAP INDEX.................  1.50%          B          $19.60       6,165
EQ/MID CAP INDEX.................  1.55%          B          $16.61       5,772
EQ/MID CAP INDEX.................  1.60%          B          $16.48       2,309
EQ/MID CAP INDEX.................  1.65%          B          $19.23       8,825
EQ/MID CAP INDEX.................  1.70%          B          $16.22       1,666
EQ/MID CAP INDEX.................  1.80%          B          $15.97          16
EQ/MID CAP INDEX.................  1.90%          B          $15.72           3

EQ/MONEY MARKET..................  0.00%          B          $44.43          10
EQ/MONEY MARKET++................  0.65%          B          $ 1.00       6,515
EQ/MONEY MARKET..................  0.95%          B          $31.98          --
EQ/MONEY MARKET..................  1.15%          B          $29.83          64
EQ/MONEY MARKET..................  1.20%          B          $29.31         539
EQ/MONEY MARKET++................  1.25%          B          $ 1.00     196,889
EQ/MONEY MARKET..................  1.25%          B          $ 9.91       2,678
EQ/MONEY MARKET..................  1.30%          B          $ 9.73       3,101
EQ/MONEY MARKET..................  1.35%          B          $27.82         851
EQ/MONEY MARKET..................  1.40%          B          $27.33       1,147
EQ/MONEY MARKET..................  1.50%          B          $ 9.61       4,895
EQ/MONEY MARKET..................  1.55%          B          $25.94       1,894
EQ/MONEY MARKET..................  1.60%          B          $25.49         836
EQ/MONEY MARKET++................  1.65%          B          $ 1.00      13,043
EQ/MONEY MARKET..................  1.65%          B          $ 9.43       5,724
EQ/MONEY MARKET..................  1.70%          B          $24.61         334
EQ/MONEY MARKET..................  1.80%          B          $23.76           7
EQ/MONEY MARKET..................  1.90%          B          $22.95          --

EQ/MORGAN STANLEY MID CAP GROWTH.  0.95%          B          $21.54           7
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B          $20.97         809
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B          $20.86       2,467
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B          $20.74       3,592
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B          $20.63         208

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/MORGAN STANLEY MID CAP GROWTH.  1.40%          B          $20.52      1,471
EQ/MORGAN STANLEY MID CAP GROWTH.  1.50%          B          $20.30      3,456
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $20.19      4,035
EQ/MORGAN STANLEY MID CAP GROWTH.  1.60%          B          $20.08        352
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          B          $19.97      5,627
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $19.87        656
EQ/MORGAN STANLEY MID CAP GROWTH.  1.80%          B          $19.65          3

EQ/QUALITY BOND PLUS.............  1.20%          B          $17.28      5,037
EQ/QUALITY BOND PLUS.............  1.25%          B          $11.12     10,043
EQ/QUALITY BOND PLUS.............  1.30%          B          $10.99     16,106
EQ/QUALITY BOND PLUS.............  1.35%          B          $16.71        629
EQ/QUALITY BOND PLUS.............  1.40%          B          $16.52      8,838
EQ/QUALITY BOND PLUS.............  1.50%          B          $10.78     14,270
EQ/QUALITY BOND PLUS.............  1.55%          B          $15.97     10,315
EQ/QUALITY BOND PLUS.............  1.60%          B          $15.79      2,948
EQ/QUALITY BOND PLUS.............  1.65%          B          $10.58     19,786
EQ/QUALITY BOND PLUS.............  1.70%          B          $15.44      2,008
EQ/QUALITY BOND PLUS.............  1.80%          B          $15.09         19
EQ/QUALITY BOND PLUS.............  1.90%          B          $14.76          3

EQ/SMALL COMPANY INDEX...........  0.95%          B          $25.54          5
EQ/SMALL COMPANY INDEX...........  1.20%          B          $24.40      1,260
EQ/SMALL COMPANY INDEX...........  1.25%          B          $20.86      2,520
EQ/SMALL COMPANY INDEX...........  1.30%          B          $20.66      3,570
EQ/SMALL COMPANY INDEX...........  1.35%          B          $23.74        484
EQ/SMALL COMPANY INDEX...........  1.40%          B          $23.53      2,081
EQ/SMALL COMPANY INDEX...........  1.50%          B          $20.21      3,108
EQ/SMALL COMPANY INDEX...........  1.55%          B          $22.89      3,136
EQ/SMALL COMPANY INDEX...........  1.60%          B          $22.68        813
EQ/SMALL COMPANY INDEX...........  1.65%          B          $19.84      5,268
EQ/SMALL COMPANY INDEX...........  1.70%          B          $22.27        696
EQ/SMALL COMPANY INDEX...........  1.80%          B          $21.87          3
EQ/SMALL COMPANY INDEX...........  1.90%          B          $21.47          2

MULTIMANAGER TECHNOLOGY..........  0.95%          B          $20.46          9
MULTIMANAGER TECHNOLOGY..........  1.20%          B          $19.75      1,338
MULTIMANAGER TECHNOLOGY..........  1.25%          B          $22.93      2,093
MULTIMANAGER TECHNOLOGY..........  1.30%          B          $22.77      2,870
MULTIMANAGER TECHNOLOGY..........  1.35%          B          $19.33        340
MULTIMANAGER TECHNOLOGY..........  1.40%          B          $19.19      2,689
MULTIMANAGER TECHNOLOGY..........  1.50%          B          $22.22      3,775
MULTIMANAGER TECHNOLOGY..........  1.55%          B          $18.79      4,093
MULTIMANAGER TECHNOLOGY..........  1.60%          B          $18.66      1,148
MULTIMANAGER TECHNOLOGY..........  1.65%          B          $21.81      4,713
MULTIMANAGER TECHNOLOGY..........  1.70%          B          $18.39        525
MULTIMANAGER TECHNOLOGY..........  1.80%          B          $18.13         11

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.
++This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates. In 2015, the contract charges were 0.00%.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          AXA 400      AXA 2000
                                                                          MANAGED       MANAGED    AXA AGGRESSIVE AXA BALANCED
                                                                        VOLATILITY*   VOLATILITY*   ALLOCATION*    STRATEGY*
                                                                       ------------  ------------  -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,727,405  $  2,088,273  $  24,356,915  $  4,491,270
  Expenses:
   Asset-based charges................................................    4,870,593     8,134,469     39,892,523     6,705,834
                                                                       ------------  ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................   (3,143,188)   (6,046,196)   (15,535,608)   (2,214,564)
                                                                       ------------  ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    4,148,885     1,434,537     37,517,662     9,592,745
   Net realized gain distribution from the Portfolios.................   16,627,632    21,239,386    159,691,190     3,764,621
                                                                       ------------  ------------  -------------  ------------
  Net realized gain (loss) on investments.............................   20,776,517    22,673,923    197,208,852    13,357,366
                                                                       ------------  ------------  -------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (32,301,151)  (51,206,783)  (264,058,334)  (20,407,121)
                                                                       ------------  ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (11,524,634)  (28,532,860)   (66,849,482)   (7,049,755)
                                                                       ------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,667,822) $(34,579,056) $ (82,385,090) $ (9,264,319)
                                                                       ============  ============  =============  ============

                                                                       AXA CONSERVATIVE
                                                                         ALLOCATION*
                                                                       ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 10,035,795
  Expenses:
   Asset-based charges................................................     18,999,947
                                                                         ------------

NET INVESTMENT INCOME (LOSS)..........................................     (8,964,152)
                                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     (4,456,727)
   Net realized gain distribution from the Portfolios.................     21,449,283
                                                                         ------------
  Net realized gain (loss) on investments.............................     16,992,556
                                                                         ------------

  Net change in unrealized appreciation (depreciation) of investments.    (28,755,102)
                                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (11,762,546)
                                                                         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(20,726,698)
                                                                         ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                               AXA             AXA             AXA
                                                                       CONSERVATIVE GROWTH CONSERVATIVE CONSERVATIVE-PLUS
                                                                            STRATEGY*       STRATEGY*      ALLOCATION*
                                                                       ------------------- ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................     $ 1,775,325     $   889,678    $  9,846,011
  Expenses:
   Asset-based charges................................................       2,856,258       1,628,863      18,522,425
                                                                           -----------     -----------    ------------

NET INVESTMENT INCOME (LOSS)..........................................      (1,080,933)       (739,185)     (8,676,414)
                                                                           -----------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................       4,171,302       1,539,683      15,338,462
   Net realized gain distribution from the Portfolios.................       1,270,658         148,945      41,930,845
                                                                           -----------     -----------    ------------
  Net realized gain (loss) on investments.............................       5,441,960       1,688,628      57,269,307
                                                                           -----------     -----------    ------------

  Net change in unrealized appreciation (depreciation) of investments.      (7,961,090)     (2,686,154)    (73,214,174)
                                                                           -----------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (2,519,130)       (997,526)    (15,944,867)
                                                                           -----------     -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     $(3,600,063)    $(1,736,711)   $(24,621,281)
                                                                           ===========     ===========    ============

                                                                            AXA
                                                                       GLOBAL EQUITY      AXA
                                                                          MANAGED       GROWTH
                                                                        VOLATILITY*    STRATEGY*
                                                                       ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  8,810,919  $  8,480,320
  Expenses:
   Asset-based charges................................................   15,046,294    11,165,611
                                                                       ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................   (6,235,375)   (2,685,291)
                                                                       ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   41,130,651    16,463,268
   Net realized gain distribution from the Portfolios.................           --     7,876,183
                                                                       ------------  ------------
  Net realized gain (loss) on investments.............................   41,130,651    24,339,451
                                                                       ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (63,924,085)  (39,697,740)
                                                                       ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (22,793,434)  (15,358,289)
                                                                       ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(29,028,809) $(18,043,580)
                                                                       ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                              AXA              AXA           AXA
                                                                       INTERNATIONAL CORE INTERNATIONAL LARGE CAP CORE
                                                                            MANAGED       VALUE MANAGED    MANAGED
                                                                          VOLATILITY*      VOLATILITY*   VOLATILITY*
                                                                       ------------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................    $    617,234    $    511,317   $ 15,322,860
  Expenses:
   Asset-based charges................................................      16,100,910       7,437,871     24,930,322
                                                                          ------------    ------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................     (15,483,676)     (6,926,554)    (9,607,462)
                                                                          ------------    ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      12,189,523      (4,929,679)    38,152,963
   Net realized gain distribution from the Portfolios.................              --              --     23,738,235
                                                                          ------------    ------------   ------------
  Net realized gain (loss) on investments.............................      12,189,523      (4,929,679)    61,891,198
                                                                          ------------    ------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.     (55,021,800)    (10,008,781)   (69,077,246)
                                                                          ------------    ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (42,832,277)    (14,938,460)    (7,186,048)
                                                                          ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $(58,315,953)   $(21,865,014)  $(16,793,510)
                                                                          ============    ============   ============

                                                                             AXA              AXA
                                                                       LARGE CAP GROWTH LARGE CAP VALUE
                                                                           MANAGED          MANAGED
                                                                         VOLATILITY*      VOLATILITY*
                                                                       ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   8,945,103    $  45,355,683
  Expenses:
   Asset-based charges................................................     47,601,300       42,818,968
                                                                        -------------    -------------

NET INVESTMENT INCOME (LOSS)..........................................    (38,656,197)       2,536,715
                                                                        -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    135,323,496       58,594,531
   Net realized gain distribution from the Portfolios.................    136,302,266               --
                                                                        -------------    -------------
  Net realized gain (loss) on investments.............................    271,625,762       58,594,531
                                                                        -------------    -------------

  Net change in unrealized appreciation (depreciation) of investments.   (148,284,079)    (220,665,370)
                                                                        -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    123,341,683     (162,070,839)
                                                                        -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  84,685,486    $(159,534,124)
                                                                        =============    =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            AXA
                                                                       MID CAP VALUE       AXA             AXA
                                                                          MANAGED       MODERATE     MODERATE GROWTH
                                                                        VOLATILITY*    ALLOCATION*      STRATEGY*
                                                                       -------------  -------------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   9,997,547  $  44,290,205   $  9,137,596
  Expenses:
   Asset-based charges................................................    19,894,153     82,909,347     12,826,247
                                                                       -------------  -------------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    (9,896,606)   (38,619,142)    (3,688,651)
                                                                       -------------  -------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    66,128,038    (54,098,356)    20,800,469
   Net realized gain distribution from the Portfolios.................            --    195,414,230      8,535,839
                                                                       -------------  -------------   ------------
  Net realized gain (loss) on investments.............................    66,128,038    141,315,874     29,336,308
                                                                       -------------  -------------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (120,265,925)  (225,533,943)   (44,587,472)
                                                                       -------------  -------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (54,137,887)   (84,218,069)   (15,251,164)
                                                                       -------------  -------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (64,034,493) $(122,837,211)  $(18,939,815)
                                                                       =============  =============   ============

                                                                            AXA         AXA/AB SHORT
                                                                       MODERATE-PLUS      DURATION
                                                                        ALLOCATION*   GOVERNMENT BOND*
                                                                       -------------  ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  73,965,460    $         --
  Expenses:
   Asset-based charges................................................   129,179,595      10,225,291
                                                                       -------------    ------------

NET INVESTMENT INCOME (LOSS)..........................................   (55,214,135)    (10,225,291)
                                                                       -------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  (166,579,035)     (1,337,499)
   Net realized gain distribution from the Portfolios.................   384,892,445              --
                                                                       -------------    ------------
  Net realized gain (loss) on investments.............................   218,313,410      (1,337,499)
                                                                       -------------    ------------

  Net change in unrealized appreciation (depreciation) of investments.  (387,545,898)     (1,755,887)
                                                                       -------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (169,232,488)     (3,093,386)
                                                                       -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(224,446,623)   $(13,318,677)
                                                                       =============    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                          AXA/FRANKLIN
                                                                                          AXA/FRANKLIN   SMALL CAP VALUE
                                                                       AXA/AB SMALL CAP BALANCED MANAGED     MANAGED
                                                                           GROWTH*        VOLATILITY*      VOLATILITY*
                                                                       ---------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    232,286     $ 17,528,634    $    281,131
  Expenses:
   Asset-based charges................................................      7,519,340       11,927,499       1,885,377
                                                                         ------------     ------------    ------------

NET INVESTMENT INCOME (LOSS)..........................................     (7,287,054)       5,601,135      (1,604,246)
                                                                         ------------     ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     18,889,043       45,107,160      10,032,662
   Net realized gain distribution from the Portfolios.................     55,511,711               --              --
                                                                         ------------     ------------    ------------
  Net realized gain (loss) on investments.............................     74,400,754       45,107,160      10,032,662
                                                                         ------------     ------------    ------------

  Net change in unrealized appreciation (depreciation) of investments.    (88,772,895)     (86,190,457)    (18,549,924)
                                                                         ------------     ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (14,372,141)     (41,083,297)     (8,517,262)
                                                                         ------------     ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(21,659,195)    $(35,482,162)   $(10,121,508)
                                                                         ============     ============    ============

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON    AXA/MUTUAL LARGE
                                                                        ALLOCATION      CAP EQUITY
                                                                         MANAGED         MANAGED
                                                                       VOLATILITY*     VOLATILITY*
                                                                       ------------  ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 15,426,880    $  3,327,094
  Expenses:
   Asset-based charges................................................   19,666,537       2,818,749
                                                                       ------------    ------------

NET INVESTMENT INCOME (LOSS)..........................................   (4,239,657)        508,345
                                                                       ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   33,324,001       9,189,055
   Net realized gain distribution from the Portfolios.................    6,685,625              --
                                                                       ------------    ------------
  Net realized gain (loss) on investments.............................   40,009,626       9,189,055
                                                                       ------------    ------------

  Net change in unrealized appreciation (depreciation) of investments.  (89,696,732)    (16,509,981)
                                                                       ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (49,687,106)     (7,320,926)
                                                                       ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(53,926,763)   $ (6,812,581)
                                                                       ============    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA/TEMPLETON
                                                                       GLOBAL EQUITY  EQ/CALVERT     EQ/COMMON      EQ/CORE
                                                                          MANAGED      SOCIALLY        STOCK         BOND
                                                                        VOLATILITY*  RESPONSIBLE*     INDEX*        INDEX*
                                                                       ------------- ------------  ------------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $         --  $    747,479  $ 11,825,873  $ 23,051,143
  Expenses:
   Asset-based charges................................................    4,610,270     1,112,425    12,617,690    23,613,589
                                                                       ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................   (4,610,270)     (364,946)     (791,817)     (562,446)
                                                                       ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   11,360,572     9,966,391    35,832,754     3,441,102
   Net realized gain distribution from the Portfolios.................           --     7,725,254            --            --
                                                                       ------------  ------------  ------------  ------------
  Net realized gain (loss) on investments.............................   11,360,572    17,691,645    35,832,754     3,441,102
                                                                       ------------  ------------  ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (19,419,982)  (17,889,220)  (47,173,659)  (18,584,108)
                                                                       ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (8,059,410)     (197,575)  (11,340,905)  (15,143,006)
                                                                       ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(12,669,680) $   (562,521) $(12,132,722) $(15,705,452)
                                                                       ============  ============  ============  ============

                                                                         EQ/EQUITY
                                                                            500
                                                                          INDEX*
                                                                       -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  28,308,224
  Expenses:
   Asset-based charges................................................    26,161,911
                                                                       -------------

NET INVESTMENT INCOME (LOSS)..........................................     2,146,313
                                                                       -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    99,073,087
   Net realized gain distribution from the Portfolios.................    31,516,685
                                                                       -------------
  Net realized gain (loss) on investments.............................   130,589,772
                                                                       -------------

  Net change in unrealized appreciation (depreciation) of investments.  (144,500,805)
                                                                       -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (13,911,033)
                                                                       -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ (11,764,720)
                                                                       =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                        EQ/
                                                                         EQ/GAMCO      EQ/GAMCO     INTERMEDIATE      EQ/
                                                                        MERGERS AND  SMALL COMPANY   GOVERNMENT  INTERNATIONAL
                                                                       ACQUISITIONS*    VALUE*         BOND*     EQUITY INDEX*
                                                                       ------------- -------------  ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --  $   4,680,634  $ 1,277,375  $ 16,451,481
  Expenses:
   Asset-based charges................................................    2,721,189     13,680,341    3,147,276    10,007,634
                                                                        -----------  -------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)..........................................   (2,721,189)    (8,999,707)  (1,869,901)    6,443,847
                                                                        -----------  -------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    1,532,850     69,898,014      671,183   (29,172,113)
   Net realized gain distribution from the Portfolios.................    8,054,989     45,696,691      240,065            --
                                                                        -----------  -------------  -----------  ------------
  Net realized gain (loss) on investments.............................    9,587,839    115,594,705      911,248   (29,172,113)
                                                                        -----------  -------------  -----------  ------------

  Net change in unrealized appreciation (depreciation) of investments.   (4,638,320)  (171,791,903)  (1,190,614)   (4,470,591)
                                                                        -----------  -------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    4,949,519    (56,197,198)    (279,366)  (33,642,704)
                                                                        -----------  -------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $ 2,228,330  $ (65,196,905) $(2,149,267) $(27,198,857)
                                                                        ===========  =============  ===========  ============

                                                                         EQ/LARGE
                                                                        CAP GROWTH
                                                                          INDEX*
                                                                       ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  5,372,093
  Expenses:
   Asset-based charges................................................    8,871,882
                                                                       ------------

NET INVESTMENT INCOME (LOSS)..........................................   (3,499,789)
                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   34,463,341
   Net realized gain distribution from the Portfolios.................   54,627,229
                                                                       ------------
  Net realized gain (loss) on investments.............................   89,090,570
                                                                       ------------

  Net change in unrealized appreciation (depreciation) of investments.  (66,697,940)
                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   22,392,630
                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 18,892,841
                                                                       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     EQ/
                                                                         EQ/LARGE                               MORGAN STANLEY
                                                                         CAP VALUE      EQ/MID       EQ/MONEY      MID CAP
                                                                          INDEX*      CAP INDEX*     MARKET*       GROWTH*
                                                                       ------------  ------------  -----------  --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  8,289,629  $  7,413,983  $        --   $         --
  Expenses:
   Asset-based charges................................................    6,650,963    12,854,810    4,584,471      7,673,437
                                                                       ------------  ------------  -----------   ------------

NET INVESTMENT INCOME (LOSS)..........................................    1,638,666    (5,440,827)  (4,584,471)    (7,673,437)
                                                                       ------------  ------------  -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   28,071,039    33,559,716       (2,101)     9,188,207
   Net realized gain distribution from the Portfolios.................   10,368,468            --        2,533     12,344,505
                                                                       ------------  ------------  -----------   ------------
  Net realized gain (loss) on investments.............................   38,439,507    33,559,716          432     21,532,712
                                                                       ------------  ------------  -----------   ------------

  Net change in unrealized appreciation (depreciation) of investments.  (66,573,850)  (64,474,192)      (6,179)   (48,563,252)
                                                                       ------------  ------------  -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (28,134,343)  (30,914,476)      (5,747)   (27,030,540)
                                                                       ------------  ------------  -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(26,495,677) $(36,355,303) $(4,590,218)  $(34,703,977)
                                                                       ============  ============  ===========   ============

                                                                           EQ/
                                                                       QUALITY BOND
                                                                          PLUS*
                                                                       ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 12,677,557
  Expenses:
   Asset-based charges................................................   17,995,658
                                                                       ------------

NET INVESTMENT INCOME (LOSS)..........................................   (5,318,101)
                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    3,213,391
   Net realized gain distribution from the Portfolios.................           --
                                                                       ------------
  Net realized gain (loss) on investments.............................    3,213,391
                                                                       ------------

  Net change in unrealized appreciation (depreciation) of investments.  (12,191,987)
                                                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (8,978,596)
                                                                       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(14,296,697)
                                                                       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         EQ/SMALL
                                                                         COMPANY     MULTIMANAGER
                                                                          INDEX*     TECHNOLOGY*
                                                                       ------------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $  4,754,755  $         --
  Expenses:
   Asset-based charges................................................    7,894,285     7,384,592
                                                                       ------------  ------------

NET INVESTMENT INCOME (LOSS)..........................................   (3,139,530)   (7,384,592)
                                                                       ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   26,995,305    41,537,335
   Net realized gain distribution from the Portfolios.................   41,428,490    35,818,254
                                                                       ------------  ------------
  Net realized gain (loss) on investments.............................   68,423,795    77,355,589
                                                                       ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (96,853,923)  (47,306,591)
                                                                       ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (28,430,128)   30,048,998
                                                                       ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(31,569,658) $ 22,664,406
                                                                       ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA 400 MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,143,188) $ (3,707,511)
  Net realized gain (loss) on investments..................................................   20,776,517    20,148,316
  Net change in unrealized appreciation (depreciation) of investments......................  (32,301,151)    7,700,904
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (14,667,822)   24,141,709
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,010,100     1,658,369
  Transfers between Variable Investment Options including guaranteed interest account, net.    3,848,242   (11,446,277)
  Redemptions for contract benefits and terminations.......................................  (24,384,881)  (34,142,672)
  Contract maintenance charges.............................................................   (4,695,729)   (4,544,236)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (24,222,268)  (48,474,816)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............       (2,996)       (7,501)
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (38,893,086)  (24,340,608)
NET ASSETS -- BEGINNING OF YEAR............................................................  339,771,642   364,112,250
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $300,878,556  $339,771,642
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        2,242         1,599
  Redeemed.................................................................................       (4,287)       (5,801)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (2,045)       (4,202)
                                                                                            ============  ============

                                                                                                 AXA 2000 MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (6,046,196) $ (7,897,059)
  Net realized gain (loss) on investments..................................................   22,673,923    29,883,331
  Net change in unrealized appreciation (depreciation) of investments......................  (51,206,783)   (8,885,386)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (34,579,056)   13,100,886
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,752,965     2,619,338
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,351,758)  (28,405,055)
  Redemptions for contract benefits and terminations.......................................  (42,412,144)  (59,056,073)
  Contract maintenance charges.............................................................   (7,532,623)   (7,590,075)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (55,543,560)  (92,431,865)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............       (2,932)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (90,125,548)  (79,330,979)
NET ASSETS -- BEGINNING OF YEAR............................................................  587,169,097   666,500,076
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $497,043,549  $587,169,097
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        1,358         1,120
  Redeemed.................................................................................       (5,910)       (8,989)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (4,552)       (7,869)
                                                                                            ============  ============

                                                                                                    AXA AGGRESSIVE
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (15,535,608) $      509,879
  Net realized gain (loss) on investments..................................................    197,208,852     276,121,948
  Net change in unrealized appreciation (depreciation) of investments......................   (264,058,334)   (192,172,898)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (82,385,090)     84,458,929
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      9,081,701      22,261,645
  Transfers between Variable Investment Options including guaranteed interest account, net.    (10,511,322)    (29,647,474)
  Redemptions for contract benefits and terminations.......................................   (152,525,167)   (278,727,540)
  Contract maintenance charges.............................................................    (41,952,709)    (41,152,671)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (195,907,497)   (327,266,040)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............            (76)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (278,292,663)   (242,807,111)
NET ASSETS -- BEGINNING OF YEAR............................................................  2,734,823,170   2,977,630,281
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $2,456,530,507  $2,734,823,170
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          3,820           5,115
  Redeemed.................................................................................        (15,960)        (25,911)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (12,140)        (20,796)
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              AXA BALANCED STRATEGY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (2,214,564) $ (1,677,638)
  Net realized gain (loss) on investments..................................................   13,357,366    18,826,703
  Net change in unrealized appreciation (depreciation) of investments......................  (20,407,121)   (2,465,702)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (9,264,319)   14,683,363
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      220,895       236,689
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,200,612)     (180,611)
  Redemptions for contract benefits and terminations.......................................  (30,563,043)  (30,442,267)
  Contract maintenance charges.............................................................   (7,057,996)   (7,141,603)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (41,600,756)  (37,527,792)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         (619)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (50,865,694)  (22,844,429)
NET ASSETS -- BEGINNING OF YEAR............................................................  500,184,987   523,029,416
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $449,319,293  $500,184,987
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          366           577
  Redeemed.................................................................................       (3,232)       (3,216)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (2,866)       (2,639)
                                                                                            ============  ============

                                                                                                   AXA CONSERVATIVE
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (8,964,152) $   (9,846,306)
  Net realized gain (loss) on investments..................................................     16,992,556      40,680,626
  Net change in unrealized appreciation (depreciation) of investments......................    (28,755,102)    (14,909,120)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (20,726,698)     15,925,200
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     10,041,214      19,331,128
  Transfers between Variable Investment Options including guaranteed interest account, net.     29,546,926     (38,798,351)
  Redemptions for contract benefits and terminations.......................................   (126,832,727)   (217,785,250)
  Contract maintenance charges.............................................................    (21,990,674)    (22,546,776)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (109,235,261)   (259,799,249)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............            (17)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (129,961,976)   (243,874,049)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,329,919,221   1,573,793,270
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $1,199,957,245  $1,329,919,221
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         15,003          10,872
  Redeemed.................................................................................        (23,652)        (31,540)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         (8,649)        (20,668)
                                                                                            ==============  ==============

                                                                                                 AXA CONSERVATIVE
                                                                                                 GROWTH STRATEGY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,080,933) $ (1,044,549)
  Net realized gain (loss) on investments..................................................    5,441,960     7,440,218
  Net change in unrealized appreciation (depreciation) of investments......................   (7,961,090)   (1,480,558)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (3,600,063)    4,915,111
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      401,655       296,442
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,561,740)   (6,244,621)
  Redemptions for contract benefits and terminations.......................................  (14,496,432)  (14,009,811)
  Contract maintenance charges.............................................................   (2,830,009)   (2,976,460)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (18,486,526)  (22,934,450)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         (441)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (22,087,030)  (18,019,339)
NET ASSETS -- BEGINNING OF YEAR............................................................  207,403,913   225,423,252
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $185,316,883  $207,403,913
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          561           408
  Redeemed.................................................................................       (1,909)       (2,106)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,348)       (1,698)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 AXA CONSERVATIVE
                                                                                                     STRATEGY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (739,185) $   (937,794)
  Net realized gain (loss) on investments..................................................    1,688,628     2,595,058
  Net change in unrealized appreciation (depreciation) of investments......................   (2,686,154)     (142,103)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (1,736,711)    1,515,161
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      212,796       706,862
  Transfers between Variable Investment Options including guaranteed interest account, net.    2,997,788    (6,205,933)
  Redemptions for contract benefits and terminations.......................................   (8,647,828)   (8,284,212)
  Contract maintenance charges.............................................................   (1,714,342)   (1,764,591)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (7,151,586)  (15,547,874)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         (223)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (8,888,520)  (14,032,713)
NET ASSETS -- BEGINNING OF YEAR............................................................  118,592,434   132,625,147
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $109,703,914  $118,592,434
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        1,335         1,299
  Redeemed.................................................................................       (1,935)       (2,597)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (600)       (1,298)
                                                                                            ============  ============

                                                                                                 AXA CONSERVATIVE-PLUS
                                                                                                      ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (8,676,414) $   (7,739,465)
  Net realized gain (loss) on investments..................................................     57,269,307      92,482,333
  Net change in unrealized appreciation (depreciation) of investments......................    (73,214,174)    (62,067,223)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (24,621,281)     22,675,645
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      9,285,727      12,296,202
  Transfers between Variable Investment Options including guaranteed interest account, net.    (23,576,409)    (38,648,776)
  Redemptions for contract benefits and terminations.......................................   (121,702,612)   (177,437,742)
  Contract maintenance charges.............................................................    (19,437,537)    (20,288,602)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (155,430,831)   (224,078,918)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............            (30)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (180,052,142)   (201,403,273)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,324,069,337   1,525,472,610
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $1,144,017,195  $1,324,069,337
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5,356           4,914
  Redeemed.................................................................................        (16,812)        (21,593)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (11,456)        (16,679)
                                                                                            ==============  ==============

                                                                                                   AXA GLOBAL EQUITY
                                                                                                  MANAGED VOLATILITY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (6,235,375) $   (6,311,221)
  Net realized gain (loss) on investments..................................................     41,130,651      38,693,540
  Net change in unrealized appreciation (depreciation) of investments......................    (63,924,085)    (28,835,777)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (29,028,809)      3,546,542
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      3,356,591       6,848,677
  Transfers between Variable Investment Options including guaranteed interest account, net.    (28,103,032)    (45,301,947)
  Redemptions for contract benefits and terminations.......................................    (68,991,778)   (113,144,280)
  Contract maintenance charges.............................................................    (15,572,033)    (16,251,813)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (109,310,252)   (167,849,363)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............             --         (67,500)
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (138,339,061)   (164,370,321)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,061,903,719   1,226,274,040
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $  923,564,658  $1,061,903,719
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................            717             701
  Redeemed.................................................................................         (5,006)         (7,301)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         (4,289)         (6,600)
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                                                                               AXA GROWTH STRATEGY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (2,685,291) $ (1,071,947)
  Net realized gain (loss) on investments..................................................   24,339,451    38,011,264
  Net change in unrealized appreciation (depreciation) of investments......................  (39,697,740)   (5,309,396)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (18,043,580)   31,629,921
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      852,585     1,798,080
  Transfers between Variable Investment Options including guaranteed interest account, net.   10,655,559     9,612,045
  Redemptions for contract benefits and terminations.......................................  (42,154,111)  (46,752,147)
  Contract maintenance charges.............................................................  (11,697,742)  (11,292,011)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (42,343,709)  (46,634,033)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         (949)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (60,388,238)  (15,004,112)
NET ASSETS -- BEGINNING OF YEAR............................................................  790,230,994   805,235,106
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $729,842,756  $790,230,994
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          930         1,317
  Redeemed.................................................................................       (3,513)       (4,241)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (2,583)       (2,924)
                                                                                            ============  ============

                                                                                                   AXA INTERNATIONAL
                                                                                                     CORE MANAGED
                                                                                                      VOLATILITY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (15,483,676) $   (2,857,340)
  Net realized gain (loss) on investments..................................................     12,189,523        (994,461)
  Net change in unrealized appreciation (depreciation) of investments......................    (55,021,800)    (88,077,366)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (58,315,953)    (91,929,167)
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      4,161,936       7,011,867
  Transfers between Variable Investment Options including guaranteed interest account, net.      8,179,600     (21,145,103)
  Redemptions for contract benefits and terminations.......................................    (75,591,586)   (116,415,166)
  Contract maintenance charges.............................................................    (16,213,747)    (17,318,045)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (79,463,797)   (147,866,447)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............             --              --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (137,779,750)   (239,795,614)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,114,023,335   1,353,818,949
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $  976,243,585  $1,114,023,335
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          1,902           1,703
  Redeemed.................................................................................         (7,495)        (11,328)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         (5,593)         (9,625)
                                                                                            ==============  ==============

                                                                                              AXA INTERNATIONAL VALUE
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (6,926,554) $    584,286
  Net realized gain (loss) on investments..................................................   (4,929,679)   (9,870,747)
  Net change in unrealized appreciation (depreciation) of investments......................  (10,008,781)  (38,505,228)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (21,865,014)  (47,791,689)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    2,377,950     3,665,164
  Transfers between Variable Investment Options including guaranteed interest account, net.   16,174,165     9,567,142
  Redemptions for contract benefits and terminations.......................................  (36,212,369)  (54,405,563)
  Contract maintenance charges.............................................................   (6,865,576)   (7,183,302)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (24,525,830)  (48,356,559)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           --            --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (46,390,844)  (96,148,248)
NET ASSETS -- BEGINNING OF YEAR............................................................  505,927,009   602,075,257
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $459,536,165  $505,927,009
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        1,632         1,571
  Redeemed.................................................................................       (3,028)       (4,292)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,396)       (2,721)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA LARGE CAP CORE
                                                                                                  MANAGED VOLATILITY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (9,607,462) $  (10,114,333)
  Net realized gain (loss) on investments..................................................     61,891,198     111,849,496
  Net change in unrealized appreciation (depreciation) of investments......................    (69,077,246)     66,871,675
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (16,793,510)    168,606,838
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      6,339,130       7,564,514
  Transfers between Variable Investment Options including guaranteed interest account, net.    (34,761,009)    (60,272,913)
  Redemptions for contract benefits and terminations.......................................   (132,214,661)   (169,304,710)
  Contract maintenance charges.............................................................    (22,449,238)    (22,247,829)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (183,085,778)   (244,260,938)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           (511)       (333,500)
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (199,879,799)    (75,987,600)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,780,150,233   1,856,137,833
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $1,580,270,434  $1,780,150,233
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          1,132           1,107
  Redeemed.................................................................................        (12,557)        (17,227)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (11,425)        (16,120)
                                                                                            ==============  ==============

                                                                                                 AXA LARGE CAP GROWTH
                                                                                                  MANAGED VOLATILITY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (38,656,197) $  (43,775,992)
  Net realized gain (loss) on investments..................................................    271,625,762     147,544,541
  Net change in unrealized appreciation (depreciation) of investments......................   (148,284,079)    201,359,018
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     84,685,486     305,127,567
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     10,786,418      14,085,454
  Transfers between Variable Investment Options including guaranteed interest account, net.   (135,579,094)   (177,623,396)
  Redemptions for contract benefits and terminations.......................................   (242,894,302)   (326,490,441)
  Contract maintenance charges.............................................................    (45,586,913)    (45,135,874)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (413,273,891)   (535,164,257)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           (996)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (328,589,401)   (230,036,690)
NET ASSETS -- BEGINNING OF YEAR............................................................  3,367,157,680   3,597,194,370
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $3,038,568,279  $3,367,157,680
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          1,152           1,562
  Redeemed.................................................................................        (19,359)        (27,429)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (18,207)        (25,867)
                                                                                            ==============  ==============

                                                                                                  AXA LARGE CAP VALUE
                                                                                                  MANAGED VOLATILITY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $    2,536,715  $   (4,903,376)
  Net realized gain (loss) on investments..................................................     58,594,531      28,049,136
  Net change in unrealized appreciation (depreciation) of investments......................   (220,665,370)    298,912,370
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................   (159,534,124)    322,058,130
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      9,779,688      14,129,283
  Transfers between Variable Investment Options including guaranteed interest account, net.    (85,721,686)   (127,809,515)
  Redemptions for contract benefits and terminations.......................................   (226,005,049)   (311,039,680)
  Contract maintenance charges.............................................................    (39,554,193)    (40,673,648)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (341,501,240)   (465,393,560)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............       (450,768)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (501,486,132)   (143,335,430)
NET ASSETS -- BEGINNING OF YEAR............................................................  3,178,498,033   3,321,833,463
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $2,677,011,901  $3,178,498,033
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................            825           1,654
  Redeemed.................................................................................        (20,861)        (30,337)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (20,036)        (28,683)
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AXA MID CAP VALUE
                                                                                                  MANAGED VOLATILITY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (9,896,606) $  (12,985,844)
  Net realized gain (loss) on investments..................................................     66,128,038      55,994,494
  Net change in unrealized appreciation (depreciation) of investments......................   (120,265,925)     83,771,879
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (64,034,493)    126,780,529
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      4,819,965       7,612,028
  Transfers between Variable Investment Options including guaranteed interest account, net.    (27,996,828)    (18,851,511)
  Redemptions for contract benefits and terminations.......................................    (98,237,559)   (137,260,220)
  Contract maintenance charges.............................................................    (19,194,211)    (19,191,161)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (140,608,633)   (167,690,864)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           (401)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (204,643,527)    (40,910,335)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,427,183,582   1,468,093,917
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $1,222,540,055  $1,427,183,582
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................            936           2,048
  Redeemed.................................................................................         (7,153)         (9,886)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         (6,217)         (7,838)
                                                                                            ==============  ==============

                                                                                               AXA MODERATE ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (38,619,142) $  (27,251,338)
  Net realized gain (loss) on investments..................................................    141,315,874     200,819,477
  Net change in unrealized appreciation (depreciation) of investments......................   (225,533,943)    (81,564,491)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................   (122,837,211)     92,003,648
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     30,292,861      48,855,958
  Transfers between Variable Investment Options including guaranteed interest account, net.    (97,056,173)    (54,714,267)
  Redemptions for contract benefits and terminations.......................................   (476,756,798)   (725,714,915)
  Contract maintenance charges.............................................................    (86,688,029)    (89,344,633)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (630,208,139)   (820,917,857)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............            (35)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (753,045,385)   (728,914,209)
NET ASSETS -- BEGINNING OF YEAR............................................................  5,896,184,195   6,625,098,404
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $5,143,138,810  $5,896,184,195
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          1,783           2,806
  Redeemed.................................................................................        (37,291)        (50,655)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (35,508)        (47,849)
                                                                                            ==============  ==============

                                                                                                AXA MODERATE GROWTH
                                                                                                     STRATEGY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,688,651) $ (2,457,881)
  Net realized gain (loss) on investments..................................................   29,336,308    40,288,094
  Net change in unrealized appreciation (depreciation) of investments......................  (44,587,472)   (5,127,775)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (18,939,815)   32,702,438
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      887,183     1,504,670
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,862,004)   (2,134,660)
  Redemptions for contract benefits and terminations.......................................  (51,882,181)  (53,742,298)
  Contract maintenance charges.............................................................  (13,487,310)  (13,475,196)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (71,344,312)  (67,847,484)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         (723)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (90,284,850)  (35,145,046)
NET ASSETS -- BEGINNING OF YEAR............................................................  936,339,765   971,484,811
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $846,054,915  $936,339,765
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          419           608
  Redeemed.................................................................................       (4,955)       (5,015)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (4,536)       (4,407)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    AXA MODERATE-PLUS
                                                                                                       ALLOCATION*
                                                                                            --------------------------------
                                                                                                  2015             2014
                                                                                            ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (55,214,135) $   (22,330,267)
  Net realized gain (loss) on investments..................................................     218,313,410      467,920,441
  Net change in unrealized appreciation (depreciation) of investments......................    (387,545,898)    (245,575,235)
                                                                                            ---------------  ---------------

  Net increase (decrease) in net assets resulting from operations..........................    (224,446,623)     200,014,939
                                                                                            ---------------  ---------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      37,338,143       76,319,725
  Transfers between Variable Investment Options including guaranteed interest account, net.    (122,445,850)    (118,343,028)
  Redemptions for contract benefits and terminations.......................................    (627,133,826)    (974,663,019)
  Contract maintenance charges.............................................................    (137,860,993)    (139,079,361)
                                                                                            ---------------  ---------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (850,102,526)  (1,155,765,683)
                                                                                            ---------------  ---------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............             (53)              --
                                                                                            ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (1,074,549,202)    (955,750,744)
NET ASSETS -- BEGINNING OF YEAR............................................................   8,998,700,254    9,954,450,998
                                                                                            ---------------  ---------------

NET ASSETS -- END OF YEAR.................................................................. $ 7,924,151,052  $ 8,998,700,254
                                                                                            ===============  ===============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................           2,599            2,991
  Redeemed.................................................................................         (56,618)         (77,662)
                                                                                            ---------------  ---------------
  Net Increase (Decrease)..................................................................         (54,019)         (74,671)
                                                                                            ===============  ===============

                                                                                               AXA/AB SHORT DURATION
                                                                                                  GOVERNMENT BOND*
                                                                                            ---------------------------
                                                                                                2015           2014
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $(10,225,291) $ (11,810,879)
  Net realized gain (loss) on investments..................................................   (1,337,499)    (1,002,141)
  Net change in unrealized appreciation (depreciation) of investments......................   (1,755,887)    (3,050,979)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  (13,318,677)   (15,863,999)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,354,116      7,349,257
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,944,822)   (10,811,084)
  Redemptions for contract benefits and terminations.......................................  (57,949,236)   (99,941,698)
  Contract maintenance charges.............................................................  (11,441,041)   (12,251,136)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (66,980,983)  (115,654,661)
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           --             --
                                                                                            ------------  -------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (80,299,660)  (131,518,660)
NET ASSETS -- BEGINNING OF YEAR............................................................  723,731,427    855,250,087
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR.................................................................. $643,431,767  $ 723,731,427
                                                                                            ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        5,783          5,869
  Redeemed.................................................................................      (12,784)       (17,721)
                                                                                            ------------  -------------
  Net Increase (Decrease)..................................................................       (7,001)       (11,852)
                                                                                            ============  =============

                                                                                                 AXA/AB SMALL CAP
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (7,287,054) $ (7,493,358)
  Net realized gain (loss) on investments..................................................   74,400,754    90,489,382
  Net change in unrealized appreciation (depreciation) of investments......................  (88,772,895)  (73,799,855)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (21,659,195)    9,196,169
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,414,596     1,859,095
  Transfers between Variable Investment Options including guaranteed interest account, net.   10,407,121   (21,908,839)
  Redemptions for contract benefits and terminations.......................................  (36,008,098)  (50,740,193)
  Contract maintenance charges.............................................................   (6,998,095)   (6,714,630)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (31,184,476)  (77,504,567)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         (165)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (52,843,836)  (68,308,398)
NET ASSETS -- BEGINNING OF YEAR............................................................  521,919,814   590,228,212
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $469,075,978  $521,919,814
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        1,269         1,307
  Redeemed.................................................................................       (2,406)       (4,348)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,137)       (3,041)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA/FRANKLIN BALANCED
                                                                                                MANAGED VOLATILITY*
                                                                                            ---------------------------
                                                                                                 2015          2014
                                                                                            -------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   5,601,135  $  7,097,197
  Net realized gain (loss) on investments..................................................    45,107,160    32,425,584
  Net change in unrealized appreciation (depreciation) of investments......................   (86,190,457)   (5,857,167)
                                                                                            -------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (35,482,162)   33,665,614
                                                                                            -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     4,641,455     9,436,882
  Transfers between Variable Investment Options including guaranteed interest account, net.   (25,179,365)  157,314,869
  Redemptions for contract benefits and terminations.......................................   (60,683,389)  (88,614,781)
  Contract maintenance charges.............................................................   (13,257,173)  (12,445,230)
                                                                                            -------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (94,478,472)   65,691,740
                                                                                            -------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............        41,381            --
                                                                                            -------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (129,919,253)   99,357,354
NET ASSETS -- BEGINNING OF YEAR............................................................   844,457,331   745,099,977
                                                                                            -------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $ 714,538,078  $844,457,331
                                                                                            =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         5,845        13,686
  Redeemed.................................................................................       (13,485)       (8,546)
                                                                                            -------------  ------------
  Net Increase (Decrease)..................................................................        (7,640)        5,140
                                                                                            =============  ============

                                                                                              AXA/FRANKLIN SMALL CAP
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,604,246) $ (2,090,060)
  Net realized gain (loss) on investments..................................................   10,032,662    15,197,258
  Net change in unrealized appreciation (depreciation) of investments......................  (18,549,924)  (12,812,357)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (10,121,508)      294,841
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      626,718       790,660
  Transfers between Variable Investment Options including guaranteed interest account, net.      631,144    (9,107,102)
  Redemptions for contract benefits and terminations.......................................   (8,899,011)  (14,603,328)
  Contract maintenance charges.............................................................   (2,148,158)   (2,174,098)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (9,789,307)  (25,093,868)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............       (1,819)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (19,912,634)  (24,799,027)
NET ASSETS -- BEGINNING OF YEAR............................................................  133,465,518   158,264,545
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $113,552,884  $133,465,518
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        1,174         1,040
  Redeemed.................................................................................       (1,911)       (2,916)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (737)       (1,876)
                                                                                            ============  ============

                                                                                                AXA/FRANKLIN TEMPLETON
                                                                                                  ALLOCATION MANAGED
                                                                                                      VOLATILITY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (4,239,657) $    1,681,045
  Net realized gain (loss) on investments..................................................     40,009,626      46,588,374
  Net change in unrealized appreciation (depreciation) of investments......................    (89,696,732)      3,493,855
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (53,926,763)     51,763,274
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      9,238,482      10,265,627
  Transfers between Variable Investment Options including guaranteed interest account, net.      5,551,366      47,017,482
  Redemptions for contract benefits and terminations.......................................   (103,382,351)   (157,561,543)
  Contract maintenance charges.............................................................    (20,510,407)    (19,747,273)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (109,102,910)   (120,025,707)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         69,637              --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (162,960,036)    (68,262,433)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,346,596,647   1,414,859,080
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $1,183,636,611  $1,346,596,647
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          4,031           5,701
  Redeemed.................................................................................        (14,146)        (16,999)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (10,115)        (11,298)
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AXA/MUTUAL LARGE CAP
                                                                                                  EQUITY MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $    508,345  $    516,600
  Net realized gain (loss) on investments..................................................    9,189,055     7,928,189
  Net change in unrealized appreciation (depreciation) of investments......................  (16,509,981)    6,926,585
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,812,581)   15,371,374
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,078,723     1,883,019
  Transfers between Variable Investment Options including guaranteed interest account, net.   (3,791,249)     (514,708)
  Redemptions for contract benefits and terminations.......................................  (15,183,014)  (22,208,674)
  Contract maintenance charges.............................................................   (3,181,427)   (3,157,970)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (21,076,967)  (23,998,333)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............       (2,838)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (27,892,386)   (8,626,959)
NET ASSETS -- BEGINNING OF YEAR............................................................  198,580,291   207,207,250
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $170,687,905  $198,580,291
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          602           930
  Redeemed.................................................................................       (2,231)       (2,883)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,629)       (1,953)
                                                                                            ============  ============

                                                                                               AXA/TEMPLETON GLOBAL
                                                                                                  EQUITY MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (4,610,270) $   (341,279)
  Net realized gain (loss) on investments..................................................   11,360,572    10,094,676
  Net change in unrealized appreciation (depreciation) of investments......................  (19,419,982)  (11,705,305)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (12,669,680)   (1,951,908)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,545,425     2,053,648
  Transfers between Variable Investment Options including guaranteed interest account, net.   17,699,959    40,601,731
  Redemptions for contract benefits and terminations.......................................  (21,187,931)  (27,988,966)
  Contract maintenance charges.............................................................   (5,133,612)   (4,729,236)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (7,076,159)    9,937,177
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............          999            --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (19,744,840)    7,985,269
NET ASSETS -- BEGINNING OF YEAR............................................................  302,579,353   294,594,084
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $282,834,513  $302,579,353
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        3,183         4,612
  Redeemed.................................................................................       (3,864)       (3,801)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (681)          811
                                                                                            ============  ============

                                                                                               EQ/CALVERT SOCIALLY
                                                                                                   RESPONSIBLE*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (364,946) $  (444,155)
  Net realized gain (loss) on investments..................................................   17,691,645    9,810,077
  Net change in unrealized appreciation (depreciation) of investments......................  (17,889,220)  (1,695,211)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (562,521)   7,670,711
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      149,826    1,104,642
  Transfers between Variable Investment Options including guaranteed interest account, net.    3,887,818    3,486,692
  Redemptions for contract benefits and terminations.......................................   (5,348,989)  (6,013,181)
  Contract maintenance charges.............................................................   (1,053,454)    (863,657)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (2,364,799)  (2,285,504)
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           --         (299)
                                                                                            ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (2,927,320)   5,384,908
NET ASSETS -- BEGINNING OF YEAR............................................................   73,752,840   68,367,932
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR.................................................................. $ 70,825,520  $73,752,840
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        1,480        1,484
  Redeemed.................................................................................       (1,626)      (1,665)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................         (146)        (181)
                                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              EQ/COMMON STOCK INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (791,817) $ (2,038,260)
  Net realized gain (loss) on investments..................................................   35,832,754    40,140,165
  Net change in unrealized appreciation (depreciation) of investments......................  (47,173,659)   50,485,086
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (12,132,722)   88,586,991
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,245,571     4,501,995
  Transfers between Variable Investment Options including guaranteed interest account, net.    3,235,401    (6,140,398)
  Redemptions for contract benefits and terminations.......................................  (67,150,273)  (82,902,423)
  Contract maintenance charges.............................................................  (11,106,418)  (10,817,453)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (70,775,719)  (95,358,279)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           --            --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (82,908,441)   (6,771,288)
NET ASSETS -- BEGINNING OF YEAR............................................................  903,334,630   910,105,918
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $820,426,189  $903,334,630
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          999         1,220
  Redeemed.................................................................................       (2,820)       (4,406)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,821)       (3,186)
                                                                                            ============  ============

                                                                                                  EQ/CORE BOND INDEX*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $     (562,446) $   (3,564,438)
  Net realized gain (loss) on investments..................................................      3,441,102      (5,530,074)
  Net change in unrealized appreciation (depreciation) of investments......................    (18,584,108)     25,901,495
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (15,705,452)     16,806,983
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      8,676,774      11,829,960
  Transfers between Variable Investment Options including guaranteed interest account, net.     27,438,040      32,493,076
  Redemptions for contract benefits and terminations.......................................   (136,415,233)   (185,536,880)
  Contract maintenance charges.............................................................    (22,569,939)    (22,658,051)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (122,870,358)   (163,871,895)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............            (15)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (138,575,825)   (147,064,912)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,665,058,473   1,812,123,385
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $1,526,482,648  $1,665,058,473
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          8,933           8,213
  Redeemed.................................................................................        (19,222)        (22,015)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (10,289)        (13,802)
                                                                                            ==============  ==============

                                                                                                 EQ/EQUITY 500 INDEX*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $    2,146,313  $     (799,461)
  Net realized gain (loss) on investments..................................................    130,589,772     114,019,275
  Net change in unrealized appreciation (depreciation) of investments......................   (144,500,805)     69,414,164
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (11,764,720)    182,633,978
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      6,580,417       8,911,423
  Transfers between Variable Investment Options including guaranteed interest account, net.     67,037,178     120,009,196
  Redemptions for contract benefits and terminations.......................................   (128,744,378)   (152,762,412)
  Contract maintenance charges.............................................................    (22,891,406)    (19,930,946)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (78,018,189)    (43,772,739)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           (184)             --
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................    (89,783,093)    138,861,239
NET ASSETS -- BEGINNING OF YEAR............................................................  1,813,519,778   1,674,658,539
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $1,723,736,685  $1,813,519,778
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          6,394           8,260
  Redeemed.................................................................................         (8,577)         (9,281)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         (2,183)         (1,021)
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 EQ/GAMCO MERGERS
                                                                                                 AND ACQUISITIONS*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (2,721,189) $ (3,041,531)
  Net realized gain (loss) on investments..................................................    9,587,839    11,144,464
  Net change in unrealized appreciation (depreciation) of investments......................   (4,638,320)   (7,929,860)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    2,228,330       173,073
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      546,198     1,325,176
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,889,461)    2,599,331
  Redemptions for contract benefits and terminations.......................................  (11,833,931)  (19,325,854)
  Contract maintenance charges.............................................................   (2,900,394)   (3,028,337)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (23,077,588)  (18,429,684)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............          (46)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (20,849,304)  (18,256,611)
NET ASSETS -- BEGINNING OF YEAR............................................................  195,706,430   213,963,041
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $174,857,126  $195,706,430
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          869         1,496
  Redeemed.................................................................................       (2,484)       (2,813)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,615)       (1,317)
                                                                                            ============  ============

                                                                                                EQ/GAMCO SMALL COMPANY
                                                                                                        VALUE*
                                                                                            -----------------------------
                                                                                                 2015           2014
                                                                                            -------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (8,999,707) $  (12,381,208)
  Net realized gain (loss) on investments..................................................   115,594,705     128,265,651
  Net change in unrealized appreciation (depreciation) of investments......................  (171,791,903)   (103,183,410)
                                                                                            -------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................   (65,196,905)     12,701,033
                                                                                            -------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     2,246,584       3,761,320
  Transfers between Variable Investment Options including guaranteed interest account, net.   (24,702,126)    (22,761,359)
  Redemptions for contract benefits and terminations.......................................   (59,334,309)    (98,417,317)
  Contract maintenance charges.............................................................   (13,938,959)    (14,264,722)
                                                                                            -------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (95,728,810)   (131,682,078)
                                                                                            -------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............          (357)             --
                                                                                            -------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (160,926,072)   (118,981,045)
NET ASSETS -- BEGINNING OF YEAR............................................................   996,250,516   1,115,231,561
                                                                                            -------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $ 835,324,444  $  996,250,516
                                                                                            =============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................           479             861
  Redeemed.................................................................................        (2,137)         (3,182)
                                                                                            -------------  --------------
  Net Increase (Decrease)..................................................................        (1,658)         (2,321)
                                                                                            =============  ==============

                                                                                                  EQ/INTERMEDIATE
                                                                                                 GOVERNMENT BOND*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,869,901) $ (2,544,832)
  Net realized gain (loss) on investments..................................................      911,248       757,944
  Net change in unrealized appreciation (depreciation) of investments......................   (1,190,614)    2,039,244
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,149,267)      252,356
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,206,920     1,772,959
  Transfers between Variable Investment Options including guaranteed interest account, net.    8,575,805     6,428,080
  Redemptions for contract benefits and terminations.......................................  (19,240,020)  (32,248,235)
  Contract maintenance charges.............................................................   (3,084,839)   (3,179,231)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (12,542,134)  (27,226,427)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           (6)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (14,691,407)  (26,974,071)
NET ASSETS -- BEGINNING OF YEAR............................................................  223,413,501   250,387,572
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $208,722,094  $223,413,501
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        2,603         2,800
  Redeemed.................................................................................       (3,312)       (4,700)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (709)       (1,900)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 EQ/INTERNATIONAL
                                                                                                   EQUITY INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $  6,443,847  $ 10,974,403
  Net realized gain (loss) on investments..................................................  (29,172,113)  (31,719,586)
  Net change in unrealized appreciation (depreciation) of investments......................   (4,470,591)  (36,212,276)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (27,198,857)  (56,957,459)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    3,383,507     4,594,662
  Transfers between Variable Investment Options including guaranteed interest account, net.   94,183,781    64,930,170
  Redemptions for contract benefits and terminations.......................................  (44,888,542)  (60,526,990)
  Contract maintenance charges.............................................................   (9,984,327)   (9,449,192)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   42,694,419      (451,350)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............           --            --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   15,495,562   (57,408,809)
NET ASSETS -- BEGINNING OF YEAR............................................................  639,944,904   697,353,713
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $655,440,466  $639,944,904
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        6,901         4,696
  Redeemed.................................................................................       (3,953)       (4,660)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        2,948            36
                                                                                            ============  ============

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,499,789) $ (2,841,650)
  Net realized gain (loss) on investments..................................................   89,090,570   102,697,027
  Net change in unrealized appreciation (depreciation) of investments......................  (66,697,940)  (46,505,275)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   18,892,841    53,350,102
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,604,173     1,946,872
  Transfers between Variable Investment Options including guaranteed interest account, net.   78,612,536    47,370,639
  Redemptions for contract benefits and terminations.......................................  (44,809,059)  (49,368,201)
  Contract maintenance charges.............................................................   (7,926,401)   (6,367,722)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   27,481,249    (6,418,412)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............       (4,976)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   46,369,114    46,931,690
NET ASSETS -- BEGINNING OF YEAR............................................................  563,372,978   516,441,288
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $609,742,092  $563,372,978
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        5,993         4,475
  Redeemed.................................................................................       (4,722)       (5,418)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        1,271          (943)
                                                                                            ============  ============

                                                                                                   EQ/LARGE CAP
                                                                                                   VALUE INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,638,666  $    391,077
  Net realized gain (loss) on investments..................................................   38,439,507    32,696,025
  Net change in unrealized appreciation (depreciation) of investments......................  (66,573,850)   11,212,703
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (26,495,677)   44,299,805
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,589,774     2,687,027
  Transfers between Variable Investment Options including guaranteed interest account, net.   11,018,901    72,576,108
  Redemptions for contract benefits and terminations.......................................  (30,752,693)  (38,294,521)
  Contract maintenance charges.............................................................   (6,850,024)   (6,100,457)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (24,994,042)   30,868,157
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............      (28,688)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (51,518,407)   75,167,962
NET ASSETS -- BEGINNING OF YEAR............................................................  466,998,234   391,830,272
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $415,479,827  $466,998,234
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        4,762        11,507
  Redeemed.................................................................................       (7,448)       (8,145)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (2,686)        3,362
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/MID CAP INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (5,440,827) $ (5,900,109)
  Net realized gain (loss) on investments..................................................   33,559,716    35,869,503
  Net change in unrealized appreciation (depreciation) of investments......................  (64,474,192)   30,923,314
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (36,355,303)   60,892,708
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    3,093,810     3,835,205
  Transfers between Variable Investment Options including guaranteed interest account, net.   45,737,096     3,683,051
  Redemptions for contract benefits and terminations.......................................  (61,319,391)  (82,615,973)
  Contract maintenance charges.............................................................  (12,259,198)  (11,271,090)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (24,747,683)  (86,368,807)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............       (3,285)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (61,106,271)  (25,476,099)
NET ASSETS -- BEGINNING OF YEAR............................................................  872,039,839   897,515,938
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $810,933,568  $872,039,839
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        3,429         2,805
  Redeemed.................................................................................       (4,774)       (7,531)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,345)       (4,726)
                                                                                            ============  ============

                                                                                                   EQ/MONEY MARKET*
                                                                                            ------------------------------
                                                                                                  2015            2014
                                                                                            ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $    (4,584,471) $  (5,667,752)
  Net realized gain (loss) on investments..................................................             432          1,239
  Net change in unrealized appreciation (depreciation) of investments......................          (6,179)         1,764
                                                                                            ---------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................      (4,590,218)    (5,664,749)
                                                                                            ---------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,459,180,149    991,228,347
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,145,147,746)  (707,336,708)
  Redemptions for contract benefits and terminations.......................................    (232,089,848)  (445,621,328)
  Contract maintenance charges.............................................................      (3,998,931)    (4,447,957)
                                                                                            ---------------  -------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      77,943,624   (166,177,646)
                                                                                            ---------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............              --             --
                                                                                            ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS..........................................................      73,353,406   (171,842,395)
NET ASSETS -- BEGINNING OF YEAR............................................................     452,807,014    624,649,409
                                                                                            ---------------  -------------

NET ASSETS -- END OF YEAR.................................................................. $   526,160,420  $ 452,807,014
                                                                                            ===============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................       3,292,925      2,490,308
  Redeemed.................................................................................      (3,202,438)    (2,538,680)
                                                                                            ---------------  -------------
  Net Increase (Decrease)..................................................................          90,487        (48,372)
                                                                                            ===============  =============

                                                                                               EQ/MORGAN STANLEY MID
                                                                                                    CAP GROWTH*
                                                                                            ---------------------------
                                                                                                2015           2014
                                                                                            ------------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (7,673,437) $  (8,939,591)
  Net realized gain (loss) on investments..................................................   21,532,712    110,845,951
  Net change in unrealized appreciation (depreciation) of investments......................  (48,563,252)  (117,054,617)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from operations..........................  (34,703,977)   (15,148,257)
                                                                                            ------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,490,785      2,863,263
  Transfers between Variable Investment Options including guaranteed interest account, net.  (18,032,197)   (16,285,737)
  Redemptions for contract benefits and terminations.......................................  (35,460,953)   (58,184,814)
  Contract maintenance charges.............................................................   (8,177,089)    (8,867,255)
                                                                                            ------------  -------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (60,179,454)   (80,474,543)
                                                                                            ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............          (63)            --
                                                                                            ------------  -------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (94,883,494)   (95,622,800)
NET ASSETS -- BEGINNING OF YEAR............................................................  556,639,095    652,261,895
                                                                                            ------------  -------------

NET ASSETS -- END OF YEAR.................................................................. $461,755,601  $ 556,639,095
                                                                                            ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          951          2,205
  Redeemed.................................................................................       (3,726)        (5,927)
                                                                                            ------------  -------------
  Net Increase (Decrease)..................................................................       (2,775)        (3,722)
                                                                                            ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/QUALITY BOND PLUS*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (5,318,101) $   (6,862,879)
  Net realized gain (loss) on investments..................................................      3,213,391      (5,897,368)
  Net change in unrealized appreciation (depreciation) of investments......................    (12,191,987)     32,580,257
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (14,296,697)     19,820,010
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      5,221,164       7,080,402
  Transfers between Variable Investment Options including guaranteed interest account, net.    (19,973,648)    (34,194,053)
  Redemptions for contract benefits and terminations.......................................   (101,960,644)   (145,963,562)
  Contract maintenance charges.............................................................    (18,978,252)    (19,587,244)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (135,691,380)   (192,664,457)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............             --         (89,998)
                                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (149,988,077)   (172,934,445)
NET ASSETS -- BEGINNING OF YEAR............................................................  1,287,995,000   1,460,929,445
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR.................................................................. $1,138,006,923  $1,287,995,000
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5,651           4,507
  Redeemed.................................................................................        (16,331)        (20,046)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................        (10,680)        (15,539)
                                                                                            ==============  ==============

                                                                                                 EQ/SMALL COMPANY
                                                                                                      INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (3,139,530) $ (3,798,992)
  Net realized gain (loss) on investments..................................................   68,423,795    79,936,340
  Net change in unrealized appreciation (depreciation) of investments......................  (96,853,923)  (59,696,135)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (31,569,658)   16,441,213
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    2,023,385     2,453,261
  Transfers between Variable Investment Options including guaranteed interest account, net.   21,293,119    (5,757,269)
  Redemptions for contract benefits and terminations.......................................  (33,872,462)  (50,014,569)
  Contract maintenance charges.............................................................   (7,635,472)   (7,109,881)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (18,191,430)  (60,428,458)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         (197)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................  (49,761,285)  (43,987,245)
NET ASSETS -- BEGINNING OF YEAR............................................................  540,590,497   584,577,742
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $490,829,212  $540,590,497
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        2,271         1,346
  Redeemed.................................................................................       (3,055)       (4,145)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (784)       (2,799)
                                                                                            ============  ============

                                                                                                   MULTIMANAGER
                                                                                                    TECHNOLOGY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (7,384,592) $ (6,831,061)
  Net realized gain (loss) on investments..................................................   77,355,589    73,654,803
  Net change in unrealized appreciation (depreciation) of investments......................  (47,306,591)  (14,406,134)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   22,664,406    52,417,608
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    1,242,992     1,884,512
  Transfers between Variable Investment Options including guaranteed interest account, net.   20,626,205    34,882,732
  Redemptions for contract benefits and terminations.......................................  (39,410,077)  (44,361,581)
  Contract maintenance charges.............................................................   (7,050,418)   (6,066,246)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (24,591,298)  (13,660,583)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49.............         (131)           --
                                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................................   (1,927,023)   38,757,025
NET ASSETS -- BEGINNING OF YEAR............................................................  494,926,060   456,169,035
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR.................................................................. $492,999,037  $494,926,060
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        3,028         3,281
  Redeemed.................................................................................       (4,278)       (4,074)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................       (1,250)         (793)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust ("VIP"), and EQ Advisors Trust ("EQAT") (collectively, ("the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Conservative Allocation
   .   AXA Conservative-PLUS Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation

     EQ ADVISORS TRUST*
   .   AXA 400 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA/AB Short Duration Government Bond/(1)/
   .   AXA/AB Small Cap Growth/(2)/
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Templeton Global Equity Managed Volatility
   .   EQ/Calvert Socially Responsible
   .   EQ/Common Stock Index
   .   EQ/Core Bond Index
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Morgan Stanley Mid Cap Growth
   .   EQ/Quality Bond PLUS
   .   EQ/Small Company Index
   .   Multimanager Technology
   ----------
  (1)Formerly known as EQ/AllianceBernstein Short Duration Government Bond.
  (2)Formerly known as EQ/AllianceBernstein Small Cap Growth.
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the public and for which the financial statements have not been included herein.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)


   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)


   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                             PURCHASES      SALES
                                            ------------ ------------
AXA 400 Managed Volatility................. $ 45,817,011 $ 56,557,831
AXA 2000 Managed Volatility................   39,923,082   80,276,384
AXA Aggressive Allocation..................  245,775,222  297,527,213
AXA Balanced Strategy......................   13,508,459   53,559,777
AXA Conservative Allocation................  218,912,993  315,663,140
AXA Conservative Growth Strategy...........   10,666,759   28,964,001
AXA Conservative Strategy..................   16,975,272   24,717,321
AXA Conservative-Plus Allocation...........  122,256,657  244,433,087
AXA Global Equity Managed Volatility.......   26,404,661  141,950,288
AXA Growth Strategy........................   31,672,377   68,826,143
AXA International Core Managed Volatility..   27,843,423  122,790,896
AXA International Value Managed Volatility.   28,086,303   59,538,687
AXA Large Cap Core Managed Volatility......   58,206,853  227,162,369
AXA Large Cap Growth Managed Volatility....  170,803,826  486,432,644
AXA Large Cap Value Managed Volatility.....   59,059,162  398,474,455
AXA Mid Cap Value Managed Volatility.......   30,895,429  181,401,069
AXA Moderate Allocation....................  282,367,873  755,780,959
AXA Moderate Growth Strategy...............   24,223,854   90,721,701

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES        SALES
                                                      -------------- --------------
AXA Moderate-Plus Allocation......................... $  498,653,078 $1,019,077,347
AXA/AB Short Duration Government Bond................     55,287,820    132,494,094
AXA/AB Small Cap Growth..............................     89,914,942     72,874,926
AXA/Franklin Balanced Managed Volatility.............     91,541,751    180,377,707
AXA/Franklin Small Cap Value Managed Volatility......     16,004,462     27,399,834
AXA/Franklin Templeton Allocation Managed Volatility.     66,696,027    173,283,332
AXA/Mutual Large Cap Equity Managed Volatility.......     11,109,457     31,680,917
AXA/Templeton Global Equity Managed Volatility.......     36,823,496     48,508,926
EQ/Calvert Socially Responsible......................     31,230,800     26,235,291
EQ/Common Stock Index................................     38,454,685    110,022,221
EQ/Core Bond Index...................................    125,973,102    249,405,921
EQ/Equity 500 Index..................................    211,290,944    255,646,319
EQ/Gamco Mergers And Acquisitions....................     20,412,785     38,156,619
EQ/Gamco Small Company Value.........................     77,852,236    136,884,419
EQ/Intermediate Government Bond......................     32,864,138     47,036,114
EQ/International Equity Index........................    113,914,808     64,776,542
EQ/Large Cap Growth Index............................    164,430,470     85,826,757
EQ/Large Cap Value Index.............................     63,128,038     76,143,634
EQ/Mid Cap Index.....................................     74,383,246    104,575,041
EQ/Money Market......................................  3,523,042,353  3,449,680,667
EQ/Morgan Stanley Mid Cap Growth.....................     32,872,141     88,380,590
EQ/Quality Bond PLUS.................................     80,915,311    221,924,792
EQ/Small Company Index...............................     97,580,932     77,483,599
Multimanager Technology..............................     99,194,744     95,352,511

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest in are categorized by the share class of the Portfolio. All share classes issued by the Trusts are subject to fees for investment management and advisory services and other Portfolio expenses. Other classes of shares of the Portfolios that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Funds Management Group, LLC ("FMG LLC'), a wholly-owned subsidiary of AXA Equitable serves as investment managers of Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.28% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the AXA Large Cap Value Managed Volatility, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                         ------------- -------------- ------------ --------- ---------

Accumulator and Rollover IRA issued before May 1, 1997..     0.90%          0.30%           --       1.20%     1.20%

Accumulator issued on or after May 1, 1997..............     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on or after March 1, 2000............     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator issued on or after April 1, 2002............     0.75%          0.25%         0.20%      1.20%     1.20%

Accumulator issued on or after September 15, 2003.......     0.75%          0.30%         0.20%      1.25%     1.25%

Accumulator 06, 07, 8.0, 9.0............................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Elite, Plus, Select.........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select II...................................     1.10%....      0.35%         0.45%      1.90%     1.90%

Accumulator Select issued on or after April 1, 2002.....     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator Plus issued on or after April 1, 2002.......     0.90%          0.25%         0.25%      1.40%     1.40%

Accumulator Plus issued on or after September 15, 2003..     0.90%          0.35%         0.25%      1.50%     1.50%

Accumulator Plus 06, 07, 8.0, 9.0.......................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator Elite issued on or after September 15, 2003.     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator Elite II....................................     1.10%          0.25%         0.45%      1.80%     1.80%

Accumulator Elite 06, 07, 8.0, 9.0......................     1.10%          0.30%         0.25%      1.65%     1.65%

Stylus..................................................     0.80%          0.30%         0.05%      1.15%     1.15%

Retirement Income for Life..............................     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Income for Life (NY).........................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Advisor/(1)/................................     0.50%            --            --       0.50%     0.50%

Accumulator Express.....................................     0.70%          0.25%           --       0.95%     0.95%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Contractowner Charges (Continued)

                                                              ASSET-BASED                 CURRENT   MAXIMUM
                                               MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                               EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                               ------------- -------------- ------------ --------- ---------

Structured Capital Strategies Series B/(2)/...     1.25%           --            --        1.25%     1.25%

Structured Capital Strategies Series ADV/(2)/.     0.65%           --            --        0.65%     0.65%

Structure Capital Strategies Series C/(2)/....     1.65%           --            --        1.65%     1.65%

   ----------
  (1)The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
  (2)Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                       -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction     Varies by state                          Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge         Annually on each contract  Depending on account value, in Years 1   Unit liquidation from
                                     date anniversary.          to 2 lesser of $30 or 2% of account      account value
                                                                value, thereafter $30

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                account value

Withdrawal charge                    At time of transaction     LOW - 0% in contract year 10 and         Unit liquidation from
                                                                thereafter.                              account value

                                                                HIGH - 8% in contract years 1 and 2.
                                                                The charge is 7% in contract years 3
                                                                and 4, and declines 1% each contract
                                                                year until it reaches 0% in contract
                                                                year 10.

                                                                *  Note - Depending on the contract
                                                                   and/or certain elections made under
                                                                   the contract, the withdrawal charge
                                                                   may or may not apply.

BaseBuilder benefit charge           Annually on each contract  0.30%                                    Unit liquidation from
                                     date anniversary.                                                   account value

Protection Plus                      Annually on each contract  LOW - 0.20%                              Unit liquidation from
                                     date anniversary.          HIGH - 0.35%.                            account value

Guaranteed minimum death benefit
options:

Annual ratchet to age 85             Annually on each contract  LOW - 0.20% of the Annual ratchet to     Unit liquidation from
                                     date anniversary.          age 85 benefit base                      account value
                                                                HIGH - 0.35% of the Annual ratchet to
                                                                age 85 benefit base

Greater of 4% roll up to age 85 or   Annually on each contract  1.00% of the greater of 4% roll-up to
Annual ratchet to age 85             date anniversary           age 85 or Annual ratchet to age 85
                                                                benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or    Annually on each contract  LOW - 0.50% of the greater of 5%         Unit liquidation from
annual ratchet to age 85             date anniversary.          roll-up to age 85 or annual ratchet to   account value
                                                                age 85 benefit base
                                                                HIGH - 1.00 % of 5% roll-up to age 85
                                                                or Annual ratchet to age 85 benefit base

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Contractowner Charges (Continued)

                                                WHEN CHARGE
               CHARGES                          IS DEDUCTED                      AMOUNT DEDUCTED
                -------                         -----------                      ---------------

6% rollup to age 80 or 70                                            0.20% of 6% roll-up to age 80 (or 70)
                                                                     benefit base

6% rollup to age 85                     Annually on each contract    LOW - 0.35% of the 6% roll-up to age 85
                                        date anniversary.            benefit base
                                                                     HIGH - 0.45% of the 6% roll-up to age
                                                                     85 benefit base

Greater of 6.5%, 6% or 3% rollup to     Annually on each contract    LOW - 0.45% of the 6% roll-up to age 85
age 85 or annual ratchet to age 85      date anniversary.            benefit base or the Annual ratchet to
                                                                     age 85 benefit base,
                                                                     as applicable
                                                                     HIGH - 1.10% of the 6.5%, 6% or 3%
                                                                     roll-up to age 85 benefit base or the
                                                                     Annual ratchet to age 85 benefit base,
                                                                     as applicable

Greater of 5% rollup to owner's age 80                               LOW - 0.80% (max 0.95%) of the 5%
or Annual ratchet to owner's age 80                                  roll-up to age 80 benefit base or the
                                                                     annual ratchet benefit base, as
                                                                     applicable
                                                                     HIGH - 1.25% (max 1.25%) of the 5%
                                                                     roll-up to age 80 benefit base or the
                                                                     annual ratchet benefit base, as
                                                                     applicable

Greater of compounded annual roll-up                                 LOW - 0.80% (max 0.95%) of the roll-up
to age 85 or annual ratchet to age 85                                to age 85 benefit base or annual
                                                                     ratchet to age 85 benefit base, as
                                                                     applicable
                                                                     HIGH - 1.05% (max 1.05%) of the roll-up
                                                                     to age 85 benefit base or annual
                                                                     ratchet to age 85 benefit base, as
                                                                     applicable

Greater of GMDB I                       Annually on each contract    GMDB I election: 0.80% (max 1.05%)
Greater of GMDB II                      date anniversary             GMDB II election: 1.00% (max 1.25%)

Greater of GMIB I                       Annually on each contract    GMIB I election: 0.80% (max 1.20%)
Greater of GMIB II                      date anniversary             GMIB II election: 1.00% (max 1.40%)

Guaranteed Withdrawal Benefit for Life  Annually on each contract    0.30%
Enhanced Death Benefit                  date anniversary

Earnings Enhancement Benefit            Annually on each contract    0.35%
(additional death benefit)              date anniversary

Guaranteed Minimum Income Benefit       Annually on each contract    LOW - 0.45%
                                        date anniversary.            HIGH - 1.15% (max 1.30%)

Guaranteed Principal Benefit            Annually on first 10         LOW - 100% Guaranteed Principal Benefit
                                        contract date anniversaries  - 0.50%
                                                                     HIGH - 125% Guaranteed Principal
                                                                     Benefit - 0.75%

Guaranteed Withdrawal Benefit           Annually on each contract    LOW - 5% Withdrawal Option is 0.35%
                                        date anniversary             (max 0.60%)
                                                                     HIGH - 7% Withdrawal Option is 0.50%
                                                                     (max 0.80%)

Net Loan Interest charge for Rollover   Netted against loan          2.00%
                                        repayment

Retirement Income for Life Benefit      Annually on contract date    LOW - 0.60% for Single life
charge                                  anniversary                      0.75% for Joint life
                                                                     HIGH - 0.75% for Single life
                                                                         0.90% for Joint life

Guaranteed Withdrawal Benefit for Life  Annually on each contract    LOW - 0.60% for Single life;
(GWBL)                                  date anniversary                 0.75% for Joint life
                                                                     HIGH - 0.80% for Single life;
                                                                         0.95% for Joint life

            AMOUNT DEDUCTED                  HOW DEDUCTED
            ---------------                   ------------

0.20% of 6% roll-up to age 80 (or 70)
benefit base

LOW - 0.35% of the 6% roll-up to age 85  Unit liquidation from
benefit base                             account value
HIGH - 0.45% of the 6% roll-up to age
85 benefit base

LOW - 0.45% of the 6% roll-up to age 85  Unit liquidation from
benefit base or the Annual ratchet to    account value
age 85 benefit base,
as applicable
HIGH - 1.10% of the 6.5%, 6% or 3%
roll-up to age 85 benefit base or the
Annual ratchet to age 85 benefit base,
as applicable

LOW - 0.80% (max 0.95%) of the 5%
roll-up to age 80 benefit base or the
annual ratchet benefit base, as
applicable
HIGH - 1.25% (max 1.25%) of the 5%
roll-up to age 80 benefit base or the
annual ratchet benefit base, as
applicable

LOW - 0.80% (max 0.95%) of the roll-up
to age 85 benefit base or annual
ratchet to age 85 benefit base, as
applicable
HIGH - 1.05% (max 1.05%) of the roll-up
to age 85 benefit base or annual
ratchet to age 85 benefit base, as
applicable

GMDB I election: 0.80% (max 1.05%)       Unit liquidation from
GMDB II election: 1.00% (max 1.25%)      account value

GMIB I election: 0.80% (max 1.20%)       Unit liquidation from
GMIB II election: 1.00% (max 1.40%)      account value

0.30%                                    Unit liquidation from
 account value

0.35%                                    Unit liquidation from
 account value

LOW - 0.45%                              Unit liquidation from
HIGH - 1.15% (max 1.30%)                 account value

LOW - 100% Guaranteed Principal Benefit  Unit liquidation from
- 0.50%                                  account value
HIGH - 125% Guaranteed Principal
Benefit - 0.75%

LOW - 5% Withdrawal Option is 0.35%      Unit liquidation from
(max 0.60%)                              account value
HIGH - 7% Withdrawal Option is 0.50%
(max 0.80%)

2.00%                                    Unit liquidation from
             account value

LOW - 0.60% for Single life              Unit liquidation from
    0.75% for Joint life                 account value
HIGH - 0.75% for Single life
    0.90% for Joint life

LOW - 0.60% for Single life;             Unit liquidation from
    0.75% for Joint life                 account value
HIGH - 0.80% for Single life;
    0.95% for Joint life

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Contractowner Charges (Concluded)

                                                  WHEN CHARGE
                CHARGES                           IS DEDUCTED                      AMOUNT DEDUCTED
                 -------                          -----------                      ---------------

Death benefit under converted GWBL        Annually on each contract    The GMDB charge in effect prior to
                                          anniversary date             conversion will be deducted. Note -
                                                                       Charge will vary depending on
                                                                       combination GMDB elections.

Converted Guaranteed withdrawal           Upon initial conversion and  Single and Joint life - charge is equal
benefit for life charge                   annually on each contract    to the percentage of Guaranteed minimum
                                          date anniversary thereafter  income benefit base charge deducted as the Guaranteed minimum income benefit
                                                                       charge on the conversion effective
                                                                       date. Annual ratchets may increase the
                                                                       charge to a percentage equal to the
                                                                       maximum charge for the Guaranteed
                                                                       minimum income benefit.

Charge for each additional transfer in    At time of transaction       Maximum Charge $35 Current Charge $0
excess of 12 transfers per contract year

Special service charges

Express mail charge                       At time of transaction       Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction       Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction       Current and Maximum Charge: $35


Check preparation charge                  At time of transaction       Maximum Charge: $85. Current charge: $0.


Charge for third party transfer or        At time of transaction       Maximum Charge: $125. Current charge:
exchange                                                               $65.

                                                                       ** Note - This charge is currently
                                                                          waived. This waiver may discontinue
                                                                          with or without notice.

            AMOUNT DEDUCTED                  HOW DEDUCTED
            ---------------                   ------------

The GMDB charge in effect prior to       Unit liquidation from
conversion will be deducted. Note -      account value
Charge will vary depending on
combination GMDB elections.

Single and Joint life - charge is equal Unit liquidation of to the percentage of Guaranteed minimum account value income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.

Maximum Charge $35 Current Charge $0     Unit liquidation from
 account value



Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Current and Maximum Charge: $90          Unit liquidation from
                                         account value

Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Maximum Charge: $85. Current charge: $0. Unit liquidation from account value

Maximum Charge: $125. Current charge:    Unit liquidation from
$65.                                     account value

** Note - This charge is currently
   waived. This waiver may discontinue
   with or without notice.

7. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                          YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------
                                                             UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------------- ------------- --------
AXA 400 MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B       $11.67            --                  --             --        (4.03)%
         Highest contract charge 1.90% Class B      $11.37            --                  --             --        (5.01)%
         All contract charges                           --        26,133            $300,803           0.52%
   2014  Lowest contract charge 0.95% Class B       $12.16            --                  --             --         7.80%
         Highest contract charge 1.90% Class B      $11.97            --                  --             --         6.78%
         All contract charges                           --        28,178            $339,704           0.39%
   2013  Lowest contract charge 0.95% Class B       $11.28            --                  --             --        10.16%
         Highest contract charge 1.90% Class B      $11.21            --                  --             --         9.47%
         All contract charges                           --        32,380            $364,050           0.21%
2012(c)  Lowest contract charge 0.65% Class B       $11.19            --                  --             --        15.72%
         Highest contract charge 1.70% Class B      $13.04            --                  --             --        14.49%
         All contract charges                           --         4,830            $ 63,475           0.23%
2011(c)  Lowest contract charge 0.65% Class B(a)    $ 9.67            --                  --             --       (11.93)%
         Highest contract charge 1.70% Class B      $11.39            --                  --             --        (9.75)%
         All contract charges                           --         3,936            $ 45,056           0.05%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------
                                                             UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------------- ------------- --------
AXA 2000 MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B       $11.60             --                  --            --        (6.07)%
         Highest contract charge 1.90% Class B      $11.31             --                  --            --        (6.91)%
         All contract charges                           --         43,378          $  496,898          0.37%
   2014  Lowest contract charge 0.95% Class B       $12.35             --                  --            --         3.09%
         Highest contract charge 1.90% Class B      $12.15             --                  --            --         2.10%
         All contract charges                           --         47,930          $  587,010          0.14%
   2013  Lowest contract charge 0.95% Class B       $11.98             --                  --            --        16.09%
         Highest contract charge 1.90% Class B      $11.90             --                  --            --        15.31%
         All contract charges                           --         55,799          $  666,178          0.13%
2012(c)  Lowest contract charge 0.65% Class B       $10.89             --                  --            --        14.75%
         Highest contract charge 1.70% Class B      $13.00             --                  --            --        13.44%
         All contract charges                           --          5,328          $   69,826          0.33%
2011(c)  Lowest contract charge 0.65% Class B(a)    $ 9.49             --                  --            --       (13.81)%
         Highest contract charge 1.70% Class B      $11.46             --                  --            --       (12.05)%
         All contract charges                           --          4,308          $   49,629          0.03%
AXA AGGRESSIVE ALLOCATION
   2015  Lowest contract charge 1.15% Class B       $15.23             --                  --            --        (2.87)%
         Highest contract charge 1.90% Class B      $13.91             --                  --            --        (3.60)%
         All contract charges                           --        156,829          $2,456,477          0.92%
   2014  Lowest contract charge 0.95% Class B       $16.03             --                  --            --         3.75%
         Highest contract charge 1.90% Class B      $14.43             --                  --            --         2.70%
         All contract charges                           --        168,969          $2,734,776          1.52%
   2013  Lowest contract charge 0.95% Class B       $15.45             --                  --            --        25.20%
         Highest contract charge 1.90% Class B      $14.05             --                  --            --        24.01%
         All contract charges                           --        189,765          $2,977,598          2.41%
2012(c)  Lowest contract charge 1.15% Class B       $12.12             --                  --            --        12.85%
         Highest contract charge 1.90% Class B      $11.33             --                  --            --        12.07%
         All contract charges                           --        208,959          $2,632,730          0.83%
2011(c)  Lowest contract charge 1.15% Class B       $10.74             --                  --            --        (8.60)%
         Highest contract charge 1.90% Class B      $10.11             --                  --            --        (9.33)%
         All contract charges                           --        231,299          $2,591,021          1.24%
AXA BALANCED STRATEGY
   2015  Lowest contract charge 1.30% Class B       $14.32             --                  --            --        (1.98)%
         Highest contract charge 1.70% Class B      $13.94             --                  --            --        (2.38)%
         All contract charges                           --         31,558          $  449,309          0.94%
   2014  Lowest contract charge 1.30% Class B       $14.61             --                  --            --         3.03%
         Highest contract charge 1.70% Class B      $14.28             --                  --            --         2.66%
         All contract charges                           --         34,424          $  500,035          1.07%
   2013  Lowest contract charge 1.30% Class B       $14.18             --                  --            --        12.18%
         Highest contract charge 1.70% Class B      $13.91             --                  --            --        11.73%
         All contract charges                           --         37,063          $  523,023          1.88%
2012(c)  Lowest contract charge 1.30% Class B       $11.31             --                  --            --         7.10%
         Highest contract charge 1.70% Class B      $11.17             --                  --            --         6.69%
         All contract charges                           --        102,120          $1,228,875          0.83%
2011(c)  Lowest contract charge 1.30% Class B       $10.56             --                  --            --        (3.65)%
         Highest contract charge 1.70% Class B      $10.47             --                  --            --        (4.03)%
         All contract charges                           --         77,122          $  864,298          1.41%
AXA CONSERVATIVE ALLOCATION
   2015  Lowest contract charge 1.15% Class B       $12.49             --                  --            --        (1.42)%
         Highest contract charge 1.80% Class B      $11.55             --                  --            --        (2.04)%
         All contract charges                           --         96,782          $1,199,846          0.79%
   2014  Lowest contract charge 1.15% Class B       $12.67             --                  --            --         1.44%
         Highest contract charge 1.80% Class B      $11.79             --                  --            --         0.77%
         All contract charges                           --        105,431          $1,329,811          0.81%
   2013  Lowest contract charge 1.15% Class B       $12.49             --                  --            --         3.14%
         Highest contract charge 1.80% Class B      $11.70             --                  --            --         2.45%
         All contract charges                           --        126,099          $1,573,697          0.82%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------------- ------------- --------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
   2012  Lowest contract charge 1.15% Class B       $12.11             --                  --            --        3.42%
         Highest contract charge 1.90% Class B      $11.32             --                  --            --        2.63%
         All contract charges                           --        166,195          $2,017,786          0.84%
   2011  Lowest contract charge 1.15% Class B       $11.71             --                  --            --        0.69%
         Highest contract charge 1.90% Class B      $11.03             --                  --            --        0.00%
         All contract charges                           --        170,929          $2,014,227          1.74%
AXA CONSERVATIVE GROWTH STRATEGY
   2015  Lowest contract charge 1.30% Class B       $13.58             --                  --            --       (1.74)%
         Highest contract charge 1.70% Class B      $13.22             --                  --            --       (2.15)%
         All contract charges                           --         13,773          $  185,312          0.90%
   2014  Lowest contract charge 1.30% Class B       $13.82             --                  --            --        2.45%
         Highest contract charge 1.70% Class B      $13.51             --                  --            --        2.04%
         All contract charges                           --         15,121          $  207,400          0.96%
   2013  Lowest contract charge 1.30% Class B       $13.49             --                  --            --        9.14%
         Highest contract charge 1.70% Class B      $13.24             --                  --            --        8.70%
         All contract charges                           --         16,819          $  225,420          1.55%
2012(c)  Lowest contract charge 0.65% Class B       $10.41             --                  --            --        6.55%
         Highest contract charge 1.70% Class B      $11.02             --                  --            --        5.45%
         All contract charges                           --         52,553          $  617,051          0.85%
2011(c)  Lowest contract charge 1.30% Class B       $10.55             --                  --            --       (2.68)%
         Highest contract charge 1.70% Class B      $10.45             --                  --            --       (3.15)%
         All contract charges                           --         41,147          $  456,027          1.49%
AXA CONSERVATIVE STRATEGY
   2015  Lowest contract charge 1.30% Class B       $11.88             --                  --            --       (1.49)%
         Highest contract charge 1.70% Class B      $11.57             --                  --            --       (1.87)%
         All contract charges                           --          9,308          $  109,700          0.78%
   2014  Lowest contract charge 1.30% Class B       $12.06             --                  --            --        1.26%
         Highest contract charge 1.70% Class B      $11.79             --                  --            --        0.86%
         All contract charges                           --          9,908          $  118,588          0.71%
   2013  Lowest contract charge 1.30% Class B       $11.91             --                  --            --        3.03%
         Highest contract charge 1.70% Class B      $11.69             --                  --            --        2.63%
         All contract charges                           --         11,206          $  132,622          0.96%
2012(c)  Lowest contract charge 0.65% Class B       $10.24             --                  --            --        3.75%
         Highest contract charge 1.70% Class B      $10.70             --                  --            --        2.69%
         All contract charges                           --         38,516          $  430,809          0.91%
2011(c)  Lowest contract charge 0.65% Class B(a)    $ 9.87             --                  --            --       (0.50)%
         Highest contract charge 1.70% Class B      $10.42             --                  --            --       (0.95)%
         All contract charges                           --         28,161          $  305,265          1.76%
AXA CONSERVATIVE-PLUS ALLOCATION
   2015  Lowest contract charge 0.95% Class B       $13.48             --                  --            --       (1.53)%
         Highest contract charge 1.90% Class B      $12.02             --                  --            --       (2.51)%
         All contract charges                           --         86,341          $1,143,950          0.79%
   2014  Lowest contract charge 1.15% Class B       $13.40             --                  --            --        1.98%
         Highest contract charge 1.90% Class B      $12.33             --                  --            --        1.23%
         All contract charges                           --         97,797          $1,324,016          0.94%
   2013  Lowest contract charge 1.15% Class B       $13.14             --                  --            --        8.96%
         Highest contract charge 1.90% Class B      $12.18             --                  --            --        8.07%
         All contract charges                           --        114,476          $1,525,429          1.29%
2012(c)  Lowest contract charge 1.15% Class B       $12.06             --                  --            --        6.16%
         Highest contract charge 1.90% Class B      $11.27             --                  --            --        5.33%
         All contract charges                           --        135,588          $1,663,753          0.80%
2011(c)  Lowest contract charge 1.15% Class B       $11.36             --                  --            --       (1.82)%
         Highest contract charge 1.90% Class B      $10.70             --                  --            --       (2.55)%
         All contract charges                           --        141,974          $1,647,589          1.50%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $22.45            --                   --            --        (2.69)%
         Highest contract charge 1.90% Class B    $18.81            --                   --            --        (3.59)%
         All contract charges                         --        37,914           $  923,557          0.86%
   2014  Lowest contract charge 0.95% Class B     $23.07            --                   --            --         0.74%
         Highest contract charge 1.90% Class B    $19.51            --                   --            --        (0.26)%
         All contract charges                         --        42,203           $1,061,896          0.92%
   2013  Lowest contract charge 0.95% Class B     $22.90            --                   --            --        19.21%
         Highest contract charge 1.90% Class B    $19.56            --                   --            --        18.04%
         All contract charges                         --        48,803           $1,226,262          0.91%
2012(c)  Lowest contract charge 0.95% Class B     $19.21            --                   --            --        15.86%
         Highest contract charge 1.90% Class B    $16.57            --                   --            --        14.75%
         All contract charges                         --        42,150           $  893,065          1.40%
2011(c)  Lowest contract charge 0.95% Class B     $16.58            --                   --            --       (13.15)%
         Highest contract charge 1.90% Class B    $14.44            --                   --            --       (13.95)%
         All contract charges                         --        46,594           $  856,342          1.70%
AXA GROWTH STRATEGY
   2015  Lowest contract charge 1.30% Class B     $16.23            --                   --            --        (2.29)%
         Highest contract charge 1.70% Class B    $15.80            --                   --            --        (2.65)%
         All contract charges                         --        45,382           $  729,835          1.10%
   2014  Lowest contract charge 1.30% Class B     $16.61            --                   --            --         4.27%
         Highest contract charge 1.70% Class B    $16.23            --                   --            --         3.77%
         All contract charges                         --        47,965           $  790,224          1.32%
   2013  Lowest contract charge 1.30% Class B     $15.93            --                   --            --        18.62%
         Highest contract charge 1.70% Class B    $15.64            --                   --            --        18.22%
         All contract charges                         --        50,889           $  805,226          2.54%
2012(c)  Lowest contract charge 0.65% Class B     $10.64            --                   --            --        10.49%
         Highest contract charge 1.70% Class B    $11.45            --                   --            --         9.26%
         All contract charges                         --        77,432           $1,024,880          0.82%
2011(c)  Lowest contract charge 1.30% Class B     $10.57            --                   --            --        (5.62)%
         Highest contract charge 1.70% Class B    $10.48            --                   --            --        (6.01)%
         All contract charges                         --        60,162           $  726,066          1.28%
AXA INTERNATIONAL CORE MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $13.15            --                   --            --        (5.26)%
         Highest contract charge 1.90% Class B    $11.20            --                   --            --        (6.12)%
         All contract charges                         --        73,183           $  976,132          0.06%
   2014  Lowest contract charge 0.95% Class B     $13.88            --                   --            --        (7.10)%
         Highest contract charge 1.90% Class B    $11.93            --                   --            --        (8.02)%
         All contract charges                         --        78,776           $1,113,975          1.25%
   2013  Lowest contract charge 0.95% Class B     $14.94            --                   --            --        16.36%
         Highest contract charge 1.90% Class B    $12.97            --                   --            --        15.29%
         All contract charges                         --        88,401           $1,353,614          1.10%
2012(c)  Lowest contract charge 0.95% Class B     $12.84            --                   --            --        15.26%
         Highest contract charge 1.90% Class B    $11.25            --                   --            --        14.10%
         All contract charges                         --        47,756           $  629,076          1.44%
2011(c)  Lowest contract charge 0.95% Class B     $11.14            --                   --            --       (17.73)%
         Highest contract charge 1.90% Class B    $ 9.86            --                   --            --       (18.51)%
         All contract charges                         --        52,811           $  606,445          2.70%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $20.03            --                   --            --        (4.07)%
         Highest contract charge 1.90% Class B    $16.73            --                   --            --        (5.00)%
         All contract charges                         --        28,925           $  459,514          0.10%
   2014  Lowest contract charge 0.95% Class B     $20.88            --                   --            --        (8.06)%
         Highest contract charge 1.90% Class B    $17.61            --                   --            --        (8.95)%
         All contract charges                         --        30,321           $  505,905          1.57%
   2013  Lowest contract charge 0.95% Class B     $22.71            --                   --            --        18.16%
         Highest contract charge 1.90% Class B    $19.34            --                   --            --        17.07%
         All contract charges                         --        33,042           $  602,056          1.10%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2012(c)  Lowest contract charge 0.95% Class B     $19.22             --                  --            --        16.34%
         Highest contract charge 1.90% Class B    $16.52             --                  --            --        15.20%
         All contract charges                         --         37,289          $  578,859          1.78%
2011(c)  Lowest contract charge 0.95% Class B     $16.52             --                  --            --       (16.94)%
         Highest contract charge 1.90% Class B    $14.34             --                  --            --       (17.78)%
         All contract charges                         --         41,044          $  550,880          1.92%
AXA LARGE CAP CORE MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $15.29             --                  --            --        (0.59)%
         Highest contract charge 1.90% Class B    $12.98             --                  --            --        (1.52)%
         All contract charges                         --         98,847          $1,580,036          0.90%
   2014  Lowest contract charge 0.95% Class B     $15.38             --                  --            --        10.57%
         Highest contract charge 1.90% Class B    $13.18             --                  --            --         9.47%
         All contract charges                         --        110,272          $1,779,972          0.90%
   2013  Lowest contract charge 0.95% Class B     $13.91             --                  --            --        30.37%
         Highest contract charge 1.90% Class B    $12.04             --                  --            --        29.05%
         All contract charges                         --        126,392          $1,855,878          0.82%
2012(c)  Lowest contract charge 0.95% Class B     $10.67             --                  --            --        13.87%
         Highest contract charge 1.90% Class B    $ 9.33             --                  --            --        12.82%
         All contract charges                         --         12,776          $  137,932          1.12%
2011(c)  Lowest contract charge 0.95% Class B     $ 9.37             --                  --            --        (5.16)%
         Highest contract charge 1.90% Class B    $ 8.27             --                  --            --        (6.02)%
         All contract charges                         --         14,134          $  134,375          1.03%
AXA LARGE CAP GROWTH MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $27.21             --                  --            --         3.03%
         Highest contract charge 1.90% Class B    $22.73             --                  --            --         2.07%
         All contract charges                         --        133,963          $3,037,986          0.28%
   2014  Lowest contract charge 0.95% Class B     $26.41             --                  --            --        10.04%
         Highest contract charge 1.90% Class B    $22.27             --                  --            --         8.95%
         All contract charges                         --        152,170          $3,367,045          0.18%
   2013  Lowest contract charge 0.95% Class B     $24.00             --                  --            --        34.08%
         Highest contract charge 1.90% Class B    $20.44             --                  --            --        32.81%
         All contract charges                         --        178,037          $3,596,867          0.27%
2012(c)  Lowest contract charge 0.95% Class B     $17.90             --                  --            --        12.65%
         Highest contract charge 1.90% Class B    $15.39             --                  --            --        11.60%
         All contract charges                         --         33,585          $  512,891          0.56%
2011(c)  Lowest contract charge 0.95% Class B     $15.89             --                  --            --        (4.56)%
         Highest contract charge 1.90% Class B    $13.79             --                  --            --        (5.48)%
         All contract charges                         --         37,076          $  505,607          0.50%
AXA LARGE CAP VALUE MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $19.68             --                  --            --        (4.93)%
         Highest contract charge 1.90% Class B    $16.55             --                  --            --        (5.81)%
         All contract charges                         --        162,866          $2,676,706          1.54%
   2014  Lowest contract charge 0.95% Class B     $20.70             --                  --            --        11.17%
         Highest contract charge 1.90% Class B    $17.57             --                  --            --        10.09%
         All contract charges                         --        182,902          $3,177,920          1.30%
   2013  Lowest contract charge 0.95% Class B     $18.62             --                  --            --        31.22%
         Highest contract charge 1.90% Class B    $15.96             --                  --            --        29.97%
         All contract charges                         --        211,585          $3,321,080          1.62%
2012(c)  Lowest contract charge 0.95% Class B     $14.19             --                  --            --        14.71%
         Highest contract charge 1.90% Class B    $12.28             --                  --            --        13.60%
         All contract charges                         --         80,831          $  983,911          1.54%
2011(c)  Lowest contract charge 0.95% Class B     $12.37             --                  --            --        (5.93)%
         Highest contract charge 1.90% Class B    $10.81             --                  --            --        (6.81)%
         All contract charges                         --         91,140          $  971,826          1.10%
AXA MID CAP VALUE MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $25.34             --                  --            --        (4.45)%
         Highest contract charge 1.90% Class B    $21.17             --                  --            --        (5.36)%
         All contract charges                         --         56,835          $1,222,477          0.74%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------
                                                             UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------------- ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
   2014  Lowest contract charge 0.95% Class B       $26.52             --                  --            --         9.81%
         Highest contract charge 1.90% Class B      $22.37             --                  --            --         8.75%
         All contract charges                           --         63,052          $1,427,127          0.57%
   2013  Lowest contract charge 0.95% Class B       $24.15             --                  --            --        31.82%
         Highest contract charge 1.90% Class B      $20.57             --                  --            --        30.60%
         All contract charges                           --         70,890          $1,467,915          0.57%
2012(c)  Lowest contract charge 0.95% Class B       $18.32             --                  --            --        17.51%
         Highest contract charge 1.90% Class B      $15.75             --                  --            --        16.32%
         All contract charges                           --         60,166          $  946,778          1.20%
2011(c)  Lowest contract charge 0.95% Class B       $15.59             --                  --            --       (10.30)%
         Highest contract charge 1.90% Class B      $13.54             --                  --            --       (11.15)%
         All contract charges                           --         66,819          $  899,832          0.84%
AXA MODERATE ALLOCATION
   2015  Lowest contract charge 0.95% Class B       $62.96             --                  --            --        (1.82)%
         Highest contract charge 1.90% Class B      $47.18             --                  --            --        (2.76)%
         All contract charges                           --        294,244          $5,142,914          0.79%
   2014  Lowest contract charge 0.95% Class B       $64.13             --                  --            --         2.05%
         Highest contract charge 1.90% Class B      $48.52             --                  --            --         1.06%
         All contract charges                           --        329,752          $5,895,951          1.05%
   2013  Lowest contract charge 0.95% Class B       $62.84             --                  --            --        12.03%
         Highest contract charge 1.90% Class B      $48.01             --                  --            --        10.98%
         All contract charges                           --        377,601          $6,624,903          1.52%
2012(c)  Lowest contract charge 0.95% Class B       $56.09             --                  --            --         7.76%
         Highest contract charge 1.90% Class B      $43.26             --                  --            --         6.71%
         All contract charges                           --        427,347          $6,699,656          0.76%
2011(c)  Lowest contract charge 0.95% Class B       $52.05             --                  --            --        (3.31)%
         Highest contract charge 1.90% Class B      $40.54             --                  --            --        (4.23)%
         All contract charges                           --        460,615          $6,742,287          1.47%
AXA MODERATE GROWTH STRATEGY
   2015  Lowest contract charge 1.30% Class B       $15.54             --                  --            --        (2.08)%
         Highest contract charge 1.70% Class B      $15.13             --                  --            --        (2.45)%
         All contract charges                           --         54,859          $  845,964          1.02%
   2014  Lowest contract charge 1.30% Class B       $15.87             --                  --            --         3.66%
         Highest contract charge 1.70% Class B      $15.51             --                  --            --         3.19%
         All contract charges                           --         59,395          $  936,247          1.17%
   2013  Lowest contract charge 1.30% Class B       $15.31             --                  --            --        15.37%
         Highest contract charge 1.70% Class B      $15.03             --                  --            --        14.91%
         All contract charges                           --         63,802          $  971,458          2.15%
2012(c)  Lowest contract charge 0.65% Class B       $10.57             --                  --            --         9.08%
         Highest contract charge 1.70% Class B      $11.32             --                  --            --         8.02%
         All contract charges                           --        245,253          $2,970,451          0.75%
2011(c)  Lowest contract charge 0.65% Class B(a)    $ 9.69             --                  --            --        (5.65)%
         Highest contract charge 1.70% Class B      $10.48             --                  --            --        (4.99)%
         All contract charges                           --        201,465          $2,244,950          1.33%
AXA MODERATE-PLUS ALLOCATION
   2015  Lowest contract charge 0.95% Class B       $15.07             --                  --            --        (2.21)%
         Highest contract charge 1.80% Class B      $13.60             --                  --            --        (3.06)%
         All contract charges                           --        518,373          $7,924,005          0.86%
   2014  Lowest contract charge 0.95% Class B       $15.41             --                  --            --         2.73%
         Highest contract charge 1.80% Class B      $14.03             --                  --            --         1.89%
         All contract charges                           --        572,392          $8,998,589          1.26%
   2013  Lowest contract charge 0.95% Class B       $15.00             --                  --            --        18.67%
         Highest contract charge 1.80% Class B      $13.77             --                  --            --        17.59%
         All contract charges                           --        647,063          $9,954,393          2.00%
2012(c)  Lowest contract charge 0.95% Class B       $12.64             --                  --            --        10.49%
         Highest contract charge 1.90% Class B      $11.60             --                  --            --         9.33%
         All contract charges                           --        729,463          $9,511,209          0.77%
2011(c)  Lowest contract charge 0.95% Class B       $11.44             --                  --            --        (5.84)%
         Highest contract charge 1.90% Class B      $10.61             --                  --            --        (6.68)%
         All contract charges                           --        799,917          $9,493,247          1.37%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
AXA/AB SHORT DURATION GOVERNMENT BOND(B)
   2015  Lowest contract charge 0.95% Class B     $ 9.60            --                  --             --        (1.44)%
         Highest contract charge 1.90% Class B    $ 9.36            --                  --             --        (2.40)%
         All contract charges                         --        67,954            $643,138           0.00%
   2014  Lowest contract charge 0.95% Class B     $ 9.74            --                  --             --        (1.42)%
         Highest contract charge 1.90% Class B    $ 9.59            --                  --             --        (2.34)%
         All contract charges                         --        74,955            $723,447           0.00%
   2013  Lowest contract charge 0.95% Class B     $ 9.88            --                  --             --        (1.20)%
         Highest contract charge 1.90% Class B    $ 9.82            --                  --             --        (1.80)%
         All contract charges                         --        86,807            $854,930           0.00%
AXA/AB SMALL CAP GROWTH
   2015  Lowest contract charge 0.95% Class B     $32.31            --                  --             --        (3.81)%
         Highest contract charge 1.90% Class B    $26.98            --                  --             --        (4.77)%
         All contract charges                         --        18,252            $469,041           0.05%
   2014  Lowest contract charge 0.95% Class B     $33.59            --                  --             --         2.60%
         Highest contract charge 1.90% Class B    $28.33            --                  --             --         1.61%
         All contract charges                         --        19,389            $521,884           0.06%
   2013  Lowest contract charge 0.95% Class B     $32.74            --                  --             --        36.87%
         Highest contract charge 1.90% Class B    $27.88            --                  --             --        35.54%
         All contract charges                         --        22,430            $590,197           0.05%
2012(c)  Lowest contract charge 0.95% Class B     $23.92            --                  --             --        14.45%
         Highest contract charge 1.90% Class B    $20.57            --                  --             --        13.40%
         All contract charges                         --        23,849            $463,084           0.22%
2011(c)  Lowest contract charge 0.95% Class B     $20.90            --                  --             --        (1.55)%
         Highest contract charge 1.90% Class B    $18.14            --                  --             --        (2.53)%
         All contract charges                         --        25,346            $432,523             --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $12.73            --                  --             --        (3.92)%
         Highest contract charge 1.80% Class B    $11.74            --                  --             --        (4.79)%
         All contract charges                         --        59,076            $714,485           2.21%
   2014  Lowest contract charge 0.95% Class B     $13.25            --                  --             --         5.16%
         Highest contract charge 1.80% Class B    $12.33            --                  --             --         4.23%
         All contract charges                         --        66,716            $844,449           2.40%
   2013  Lowest contract charge 0.95% Class B     $12.60            --                  --             --        13.51%
         Highest contract charge 1.80% Class B    $11.83            --                  --             --        12.56%
         All contract charges                         --        61,576            $745,090           2.46%
2012(c)  Lowest contract charge 0.95% Class B     $11.10            --                  --             --        10.23%
         Highest contract charge 1.80% Class B    $10.51            --                  --             --         9.25%
         All contract charges                         --        58,584            $627,808           3.26%
2011(c)  Lowest contract charge 0.95% Class B     $10.07            --                  --             --        (0.89)%
         Highest contract charge 1.80% Class B    $ 9.62            --                  --             --        (1.74)%
         All contract charges                         --        53,542            $523,704           3.36%
AXA FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
   2015  Lowest contract charge 1.20% Class B     $12.98            --                  --             --        (7.62)%
         Highest contract charge 1.80% Class B    $12.26            --                  --             --        (8.23)%
         All contract charges                         --         8,997            $113,550           0.22%
   2014  Lowest contract charge 1.20% Class B     $14.05            --                  --             --         0.86%
         Highest contract charge 1.80% Class B    $13.36            --                  --             --         0.30%
         All contract charges                         --         9,734            $133,461           0.01%
   2013  Lowest contract charge 1.20% Class B     $13.93            --                  --             --        35.11%
         Highest contract charge 1.80% Class B    $13.32            --                  --             --        34.27%
         All contract charges                         --        11,610            $158,251           0.11%
2012(c)  Lowest contract charge 1.20% Class B     $10.31            --                  --             --        15.32%
         Highest contract charge 1.70% Class B    $ 9.99            --                  --             --        14.83%
         All contract charges                         --        13,174            $133,342           0.70%
2011(c)  Lowest contract charge 1.20% Class B     $ 8.94            --                  --             --       (10.60)%
         Highest contract charge 1.90% Class B    $ 8.60            --                  --             --       (11.34)%
         All contract charges                         --        14,016            $123,318           0.14%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
   2015  Lowest contract charge 1.15% Class B     $10.77             --                  --            --       (3.93)%
         Highest contract charge 1.80% Class B    $10.18             --                  --            --       (4.50)%
         All contract charges                         --        113,359          $1,183,544          1.19%
   2014  Lowest contract charge 1.15% Class B     $11.21             --                  --            --        4.28%
         Highest contract charge 1.80% Class B    $10.66             --                  --            --        3.60%
         All contract charges                         --        123,474          $1,346,578          1.64%
   2013  Lowest contract charge 1.15% Class B     $10.75             --                  --            --       21.88%
         Highest contract charge 1.80% Class B    $10.29             --                  --            --       21.06%
         All contract charges                         --        134,772          $1,414,847          1.11%
2012(c)  Lowest contract charge 1.15% Class B     $ 8.82             --                  --            --       13.37%
         Highest contract charge 1.70% Class B    $ 8.55             --                  --            --       12.80%
         All contract charges                         --        146,245          $1,264,387          1.75%
2011(c)  Lowest contract charge 1.15% Class B     $ 7.78             --                  --            --       (5.58)%
         Highest contract charge 1.90% Class B    $ 7.51             --                  --            --       (6.24)%
         All contract charges                         --        158,716          $1,214,424          1.78%
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
   2015  Lowest contract charge 1.20 % Class B    $12.79             --                  --            --       (3.62)%
         Highest contract charge 1.80% Class B    $12.09             --                  --            --       (4.12)%
         All contract charges                         --         13,722          $  170,669          1.78%
   2014  Lowest contract charge 0.95% Class B     $13.55             --                  --            --        8.66%
         Highest contract charge 1.80% Class B    $12.61             --                  --            --        7.69%
         All contract charges                         --         15,351          $  198,559          1.77%
   2013  Lowest contract charge 0.95% Class B     $12.47             --                  --            --       28.03%
         Highest contract charge 1.80% Class B    $11.71             --                  --            --       27.01%
         All contract charges                         --         17,304          $  207,189          0.66%
2012(c)  Lowest contract charge 0.95% Class B     $ 9.74             --                  --            --       13.12%
         Highest contract charge 1.80% Class B    $ 9.22             --                  --            --       12.17%
         All contract charges                         --         20,477          $  192,474          1.34%
2011(c)  Lowest contract charge 0.95% Class B     $ 8.61             --                  --            --       (5.38)%
         Highest contract charge 1.80% Class B    $ 8.22             --                  --            --       (6.16)%
         All contract charges                         --         23,086          $  192,936          0.90%
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
   2015  Lowest contract charge 0.95% Class B     $11.47             --                  --            --       (3.53)%
         Highest contract charge 1.80% Class B    $10.58             --                  --            --       (4.43)%
         All contract charges                         --         25,965          $  282,825          0.00%
   2014  Lowest contract charge 0.95% Class B     $11.89             --                  --            --        0.17%
         Highest contract charge 1.80% Class B    $11.07             --                  --            --       (0.72)%
         All contract charges                         --         26,646          $  302,571          1.40%
   2013  Lowest contract charge 0.95% Class B     $11.87             --                  --            --       25.74%
         Highest contract charge 1.80% Class B    $11.15             --                  --            --       24.72%
         All contract charges                         --         25,835          $  294,586          0.90%
2012(c)  Lowest contract charge 0.95% Class B     $ 9.44             --                  --            --       18.15%
         Highest contract charge 1.80% Class B    $ 8.94             --                  --            --       17.17%
         All contract charges                         --         21,501          $  196,029          1.34%
2011(c)  Lowest contract charge 0.95% Class B     $ 7.99             --                  --            --       (9.20)%
         Highest contract charge 1.80% Class B    $ 7.63             --                  --            --       (9.92)%
         All contract charges                         --         21,852          $  169,531          1.77%
EQ/CALVERT SOCIALLY RESPONSIBLE
   2015  Lowest contract charge 1.20% Class B     $13.31             --                  --            --       (0.75)%
         Highest contract charge 1.80% Class B    $12.05             --                  --            --       (1.39)%
         All contract charges                         --          4,679          $   70,768          0.99%
   2014  Lowest contract charge 1.20% Class B     $13.41             --                  --            --       12.22%
         Highest contract charge 1.80% Class B    $12.22             --                  --            --       11.60%
         All contract charges                         --          4,825          $   73,695          0.81%
   2013  Lowest contract charge 1.20% Class B     $11.95             --                  --            --       32.78%
         Highest contract charge 1.80% Class B    $10.95             --                  --            --       31.93%
         All contract charges                         --          5,006          $   68,316          0.83%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONTINUED)
2012(c)  Lowest contract charge 1.20% Class B    $  9.00             --                  --            --       15.24%
         Highest contract charge 1.80% Class B   $  8.30             --                  --            --       14.64%
         All contract charges                         --          4,542          $   47,200          0.98%
2011(c)  Lowest contract charge 1.20% Class B    $  7.81             --                  --            --       (0.89)%
         Highest contract charge 1.80% Class B   $  7.24             --                  --            --       (1.50)%
         All contract charges                         --          4,681          $   42,315          0.35%
EQ/COMMON STOCK INDEX
   2015  Lowest contract charge 0.95% Class B    $414.19             --                  --            --       (1.00)%
         Highest contract charge 1.90% Class B   $281.95             --                  --            --       (1.95)%
         All contract charges                         --         25,480          $  820,311          1.36%
   2014  Lowest contract charge 0.95% Class B    $418.39             --                  --            --       10.99%
         Highest contract charge 1.90% Class B   $287.57             --                  --            --        9.93%
         All contract charges                         --         27,301          $  903,220          1.22%
   2013  Lowest contract charge 0.95% Class B    $376.95             --                  --            --       31.21%
         Highest contract charge 1.90% Class B   $261.60             --                  --            --       29.96%
         All contract charges                         --         30,487          $  910,006          1.29%
2012(c)  Lowest contract charge 0.95% Class B    $287.29             --                  --            --       14.49%
         Highest contract charge 1.90% Class B   $201.30             --                  --            --       13.40%
         All contract charges                         --         32,160          $  746,833          1.55%
2011(c)  Lowest contract charge 0.95% Class B    $250.92             --                  --            --       (0.42)%
         Highest contract charge 1.90% Class B   $177.52             --                  --            --       (1.38)%
         All contract charges                         --         34,703          $  717,818          1.24%
EQ/CORE BOND INDEX
   2015  Lowest contract charge 0.65% Class B    $ 10.42             --                  --            --       (0.19)%
         Highest contract charge 1.90% Class B   $ 12.80             --                  --            --       (1.46)%
         All contract charges                         --        129,512          $1,526,309          1.43%
   2014  Lowest contract charge 0.65% Class B    $ 10.44             --                  --            --        1.75%
         Highest contract charge 1.90% Class B   $ 12.99             --                  --            --        0.46%
         All contract charges                         --        139,801          $1,664,880          1.26%
   2013  Lowest contract charge 0.65% Class B    $ 10.26             --                  --            --       (2.29)%
         Highest contract charge 1.90% Class B   $ 12.93             --                  --            --       (3.44)%
         All contract charges                         --        153,603          $1,811,919          1.61%
2012(c)  Lowest contract charge 0.65% Class B    $ 10.41             --                  --            --        2.46%
         Highest contract charge 1.90% Class B   $ 13.39             --                  --            --        1.21%
         All contract charges                         --        104,051          $1,241,073          1.47%
2011(c)  Lowest contract charge 0.65% Class B    $ 10.16             --                  --            --        4.21%
         Highest contract charge 1.90% Class B   $ 13.23             --                  --            --        2.80%
         All contract charges                         --         97,647          $1,156,460          1.89%
EQ/EQUITY 500 INDEX
   2015  Lowest contract charge 0.65% Class B    $ 18.72             --                  --            --        0.16%
         Highest contract charge 1.90% Class B   $ 38.94             --                  --            --       (1.12)%
         All contract charges                         --         66,440          $1,723,661          1.59%
   2014  Lowest contract charge 0.65% Class B    $ 18.69             --                  --            --       12.25%
         Highest contract charge 1.90% Class B   $ 39.38             --                  --            --       10.80%
         All contract charges                         --         68,623          $1,813,454          1.42%
   2013  Lowest contract charge 0.65% Class B    $ 16.65             --                  --            --       30.59%
         Highest contract charge 1.90% Class B   $ 35.54             --                  --            --       29.05%
         All contract charges                         --         69,644          $1,674,602          1.48%
2012(c)  Lowest contract charge 0.95% Class B    $ 12.75             --                  --            --       14.56%
         Highest contract charge 1.90% Class B   $ 27.54             --                  --            --       13.01%
         All contract charges                         --         67,948          $1,276,485          1.70%
2011(c)  Lowest contract charge 0.95% Class B    $ 28.94             --                  --            --        0.56%
         Highest contract charge 1.90% Class B   $ 24.37             --                  --            --       (0.41)%
         All contract charges                         --         68,631          $1,153,634          1.45%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
EQ/GAMCO MERGERS AND ACQUISITION
   2015  Lowest contract charge 1.20% Class B     $14.71            --                   --            --        1.38%
         Highest contract charge 1.80% Class B    $13.79            --                   --            --        0.80%
         All contract charges                         --        12,267           $  174,758          0.00%
   2014  Lowest contract charge 1.20% Class B     $14.51            --                   --            --        0.42%
         Highest contract charge 1.80% Class B    $13.68            --                   --            --       (0.22)%
         All contract charges                         --        13,882           $  195,609          0.00%
   2013  Lowest contract charge 1.20% Class B     $14.45            --                   --            --        9.64%
         Highest contract charge 1.80% Class B    $13.71            --                   --            --        8.98%
         All contract charges                         --        15,199           $  213,867          0.42%
2012(c)  Lowest contract charge 0.95% Class B     $13.44            --                   --            --        4.27%
         Highest contract charge 1.80% Class B    $12.58            --                   --            --        3.37%
         All contract charges                         --        15,180           $  195,359          0.00%
2011(c)  Lowest contract charge 0.95% Class B     $12.89            --                   --            --        0.39%
         Highest contract charge 1.90% Class B    $12.09            --                   --            --       (0.58)%
         All contract charges                         --        16,273           $  201,854          0.19%
EQ/GAMCO SMALL COMPANY VALUE
   2015  Lowest contract charge 0.95% Class B     $59.45            --                   --            --       (6.60)%
         Highest contract charge 1.90% Class B    $45.64            --                   --            --       (7.50)%
         All contract charges                         --        15,235           $  835,281          0.50%
   2014  Lowest contract charge 0.95% Class B     $63.65            --                   --            --        2.09%
         Highest contract charge 1.90% Class B    $49.34            --                   --            --        1.11%
         All contract charges                         --        16,893           $  996,208          0.26%
   2013  Lowest contract charge 1.20% Class B     $58.46            --                   --            --       37.42%
         Highest contract charge 1.90% Class B    $48.80            --                   --            --       36.47%
         All contract charges                         --        19,214           $1,115,195          0.27%
2012(c)  Lowest contract charge 1.20% Class B     $42.54            --                   --            --       16.45%
         Highest contract charge 1.90% Class B    $35.76            --                   --            --       15.62%
         All contract charges                         --        20,092           $  853,490          1.24%
2011(c)  Lowest contract charge 1.20% Class B     $36.53            --                   --            --       (4.65)%
         Highest contract charge 1.90% Class B    $30.93            --                   --            --       (5.33)%
         All contract charges                         --        21,292           $  777,514          0.08%
EQ/INTERMEDIATE GOVERNMENT BOND
   2015  Lowest contract charge 1.20% Class B     $20.93            --                   --            --       (0.76)%
         Highest contract charge 1.90% Class B    $17.55            --                   --            --       (1.52)%
         All contract charges                         --        15,169           $  208,716          0.59%
   2014  Lowest contract charge 1.20% Class B     $21.09            --                   --            --        0.29%
         Highest contract charge 1.90% Class B    $17.82            --                   --            --       (0.39)%
         All contract charges                         --        15,878           $  223,408          0.38%
   2013  Lowest contract charge 1.20% Class B     $21.03            --                   --            --       (2.82)%
         Highest contract charge 1.90% Class B    $17.89            --                   --            --       (3.51)%
         All contract charges                         --        17,778           $  250,365          0.20%
2012(c)  Lowest contract charge 0.65% Class B     $10.22            --                   --            --        0.29%
         Highest contract charge 1.90% Class B    $18.54            --                   --            --       (0.91)%
         All contract charges                         --        33,728           $  440,306          0.24%
2011(c)  Lowest contract charge 0.95% Class B     $22.86            --                   --            --        4.34%
         Highest contract charge 1.90% Class B    $18.71            --                   --            --        3.26%
         All contract charges                         --        33,208           $  447,386          0.43%
EQ/INTERNATIONAL EQUITY INDEX
   2015  Lowest contract charge 0.95% Class B     $14.75            --                   --            --       (3.02)%
         Highest contract charge 1.90% Class B    $12.07            --                   --            --       (4.05)%
         All contract charges                         --        49,825           $  655,415          2.42%
   2014  Lowest contract charge 0.95% Class B     $15.21            --                   --            --       (7.82)%
         Highest contract charge 1.90% Class B    $12.58            --                   --            --       (8.64)%
         All contract charges                         --        46,877           $  639,917          3.09%
   2013  Lowest contract charge 0.95% Class B     $16.50            --                   --            --       20.35%
         Highest contract charge 1.90% Class B    $13.77            --                   --            --       19.12%
         All contract charges                         --        46,841           $  697,320          2.35%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2012(c)  Lowest contract charge 0.95% Class B     $13.71            --                  --             --        15.11%
         Highest contract charge 1.90% Class B    $11.56            --                  --             --        14.12%
         All contract charges                         --        44,508            $553,783           3.00%
2011(c)  Lowest contract charge 0.95% Class B     $11.91            --                  --             --       (13.00)%
         Highest contract charge 1.90% Class B    $10.13            --                  --             --       (13.86)%
         All contract charges                         --        48,085            $522,268           2.76%
EQ/LARGE CAP GROWTH INDEX
   2015  Lowest contract charge 0.95% Class B     $13.90            --                  --             --         3.81%
         Highest contract charge 1.90% Class B    $11.84            --                  --             --         2.87%
         All contract charges                         --        36,144            $609,656           0.90%
   2014  Lowest contract charge 0.95% Class B     $13.39            --                  --             --        11.21%
         Highest contract charge 1.90% Class B    $11.51            --                  --             --        10.14%
         All contract charges                         --        34,873            $563,284           0.94%
   2013  Lowest contract charge 0.95% Class B     $12.04            --                  --             --        31.30%
         Highest contract charge 1.90% Class B    $10.45            --                  --             --        29.98%
         All contract charges                         --        35,816            $516,366           1.04%
2012(c)  Lowest contract charge 0.95% Class B     $ 9.17            --                  --             --        13.63%
         Highest contract charge 1.90% Class B    $ 8.04            --                  --             --        12.45%
         All contract charges                         --        32,338            $348,856           1.20%
2011(c)  Lowest contract charge 0.95% Class B     $ 8.07            --                  --             --         1.38%
         Highest contract charge 1.90% Class B    $ 7.15            --                  --             --         0.42%
         All contract charges                         --        34,122            $322,327           0.88%
EQ/LARGE CAP VALUE INDEX
   2015  Lowest contract charge 0.95% Class B     $ 9.47            --                  --             --        (5.30)%
         Highest contract charge 1.80% Class B    $ 8.67            --                  --             --        (6.17)%
         All contract charges                         --        46,381            $415,436           1.86%
   2014  Lowest contract charge 0.95% Class B     $10.00            --                  --             --        11.48%
         Highest contract charge 1.80% Class B    $ 9.24            --                  --             --        10.66%
         All contract charges                         --        49,067            $466,929           1.59%
   2013  Lowest contract charge 1.20% Class B     $ 8.78            --                  --             --        30.07%
         Highest contract charge 1.80% Class B    $ 8.35            --                  --             --        29.26%
         All contract charges                         --        45,705            $391,757           1.62%
2012(c)  Lowest contract charge 1.20% Class B     $ 6.75            --                  --             --        15.19%
         Highest contract charge 1.80% Class B    $ 6.46            --                  --             --        14.34%
         All contract charges                         --        39,416            $260,695           1.91%
2011(c)  Lowest contract charge 1.20% Class B     $ 5.86            --                  --             --        (1.51)%
         Highest contract charge 1.80% Class B    $ 5.65            --                  --             --        (2.08)%
         All contract charges                         --        43,857            $252,597           1.77%
EQ/MID CAP INDEX
   2015  Lowest contract charge 0.95% Class B     $18.23            --                  --             --        (3.75)%
         Highest contract charge 1.90% Class B    $15.72            --                  --             --        (4.73)%
         All contract charges                         --        43,998            $810,892           0.85%
   2014  Lowest contract charge 0.95% Class B     $18.94            --                  --             --         7.92%
         Highest contract charge 1.90% Class B    $16.50            --                  --             --         6.93%
         All contract charges                         --        45,343            $872,005           0.78%
   2013  Lowest contract charge 0.95% Class B     $17.55            --                  --             --        31.36%
         Highest contract charge 1.90% Class B    $15.43            --                  --             --        29.99%
         All contract charges                         --        50,069            $897,480           0.78%
2012(c)  Lowest contract charge 0.95% Class B     $13.36            --                  --             --        15.97%
         Highest contract charge 1.90% Class B    $11.87            --                  --             --        14.91%
         All contract charges                         --        50,957            $698,544           0.99%
2011(c)  Lowest contract charge 0.95% Class B     $11.52            --                  --             --        (3.36)%
         Highest contract charge 1.90% Class B    $10.33            --                  --             --        (4.26)%
         All contract charges                         --        53,373            $632,975           0.61%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
EQ/MONEY MARKET
   2015  Lowest contract charge 0.00% Class B     $44.43             --                  --            --        0.00%
         Highest contract charge 1.90% Class B    $22.95             --                  --            --       (1.88)%
         All contract charges                         --        238,527          $  526,134          0.00%
   2014  Lowest contract charge 0.00% Class B     $44.43             --                  --            --        0.00%
         Highest contract charge 1.90% Class B    $23.39             --                  --            --       (1.89)%
         All contract charges                         --        148,040          $  452,653          0.00%
   2013  Lowest contract charge 0.00% Class B     $44.43             --                  --            --        0.00%
         Highest contract charge 1.90% Class B    $23.84             --                  --            --       (1.89)%
         All contract charges                         --        196,412          $  624,635          0.00%
2012(c)  Lowest contract charge 0.00% Class B     $44.43             --                  --            --        0.00%
         Highest contract charge 1.90% Class B    $24.30             --                  --            --       (1.94)%
         All contract charges                         --        180,902          $  645,099          0.00%
2011(c)  Lowest contract charge 0.00% Class B     $44.43             --                  --            --        0.00%
         Highest contract charge 1.90% Class B    $24.78             --                  --            --       (1.86)%
         All contract charges                         --         85,545          $  655,858          0.01%
EQ/MORGAN STANLEY MID CAP GROWTH
   2015  Lowest contract charge 0.95% Class B     $21.54             --                  --            --       (6.39)%
         Highest contract charge 1.80% Class B    $19.65             --                  --            --       (7.22)%
         All contract charges                         --         22,683          $  461,738          0.00%
   2014  Lowest contract charge 0.95% Class B     $23.01             --                  --            --       (1.67)%
         Highest contract charge 1.90% Class B    $20.97             --                  --            --       (2.60)%
         All contract charges                         --         25,458          $  556,623          0.00%
   2013  Lowest contract charge 0.95% Class B     $23.40             --                  --            --       37.24%
         Highest contract charge 1.90% Class B    $21.53             --                  --            --       35.92%
         All contract charges                         --         29,180          $  652,249          0.00%
2012(c)  Lowest contract charge 0.95% Class B     $17.05             --                  --            --        7.71%
         Highest contract charge 1.90% Class B    $15.84             --                  --            --        6.67%
         All contract charges                         --         33,732          $  552,320          0.44%
2011(c)  Lowest contract charge 0.95% Class B     $15.83             --                  --            --       (8.60)%
         Highest contract charge 1.90% Class B    $14.85             --                  --            --       (9.45)%
         All contract charges                         --         36,425          $  556,589          0.25%
EQ/QUALITY BOND PLUS
   2015  Lowest contract charge 1.20% Class B     $17.28             --                  --            --       (0.97)%
         Highest contract charge 1.90% Class B    $14.76             --                  --            --       (1.67)%
         All contract charges                         --         90,002          $1,137,861          1.03%
   2014  Lowest contract charge 1.20% Class B     $17.45             --                  --            --        1.63%
         Highest contract charge 1.90% Class B    $15.01             --                  --            --        0.94%
         All contract charges                         --        100,682          $1,287,978          0.96%
   2013  Lowest contract charge 1.20% Class B     $17.17             --                  --            --       (3.43)%
         Highest contract charge 1.90% Class B    $14.87             --                  --            --       (4.13)%
         All contract charges                         --        116,221          $1,460,901          0.57%
2012(c)  Lowest contract charge 1.20% Class B     $17.78             --                  --            --        1.43%
         Highest contract charge 1.90% Class B    $15.51             --                  --            --        0.71%
         All contract charges                         --         38,915          $  505,313          0.62%
2011(c)  Lowest contract charge 0.95% Class B     $18.36             --                  --            --        0.27%
         Highest contract charge 1.90% Class B    $15.40             --                  --            --       (0.71)%
         All contract charges                         --         40,402          $  519,876          2.32%
EQ/SMALL COMPANY INDEX
   2015  Lowest contract charge 0.95% Class B     $25.54             --                  --            --       (5.48)%
         Highest contract charge 1.90% Class B    $21.47             --                  --            --       (6.37)%
         All contract charges                         --         22,946          $  490,749          0.89%
   2014  Lowest contract charge 0.95% Class B     $27.02             --                  --            --        3.88%
         Highest contract charge 1.90% Class B    $22.93             --                  --            --        2.83%
         All contract charges                         --         23,730          $  540,512          0.76%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

7. Financial Highlights (Concluded)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
EQ/SMALL COMPANY INDEX (CONTINUED)
   2013  Lowest contract charge 0.95% Class B     $26.01            --                  --             --       36.11%
         Highest contract charge 1.90% Class B    $22.30            --                  --             --       34.91%
         All contract charges                         --        26,529            $584,509           0.95%
2012(c)  Lowest contract charge 0.95% Class B     $19.11            --                  --             --       14.43%
         Highest contract charge 1.90% Class B    $16.53            --                  --             --       13.30%
         All contract charges                         --        28,244            $459,521           1.49%
2011(c)  Lowest contract charge 0.95% Class B     $16.70            --                  --             --       (4.90)%
         Highest contract charge 1.90% Class B    $14.59            --                  --             --       (5.81)%
         All contract charges                         --        30,361            $434,307           0.66%
MULTIMANAGER TECHNOLOGY
   2015  Lowest contract charge 0.95% Class B     $20.46            --                  --             --        5.30%
         Highest contract charge 1.80% Class B    $18.13            --                  --             --        4.38%
         All contract charges                         --        23,604            $492,918           0.00%
   2014  Lowest contract charge 0.95% Class B     $19.43            --                  --             --       12.44%
         Highest contract charge 1.80% Class B    $17.37            --                  --             --       11.49%
         All contract charges                         --        24,854            $494,849           0.00%
   2013  Lowest contract charge 0.95% Class B     $17.28            --                  --             --       34.37%
         Highest contract charge 1.80% Class B    $15.58            --                  --             --       33.16%
         All contract charges                         --        25,647            $456,103           0.00%
2012(c)  Lowest contract charge 0.95% Class B     $12.86            --                  --             --       12.31%
         Highest contract charge 1.80% Class B    $11.70            --                  --             --       11.43%
         All contract charges                         --        28,995            $385,649           0.00%
2011(c)  Lowest contract charge 0.95% Class B     $11.45            --                  --             --       (5.68)%
         Highest contract charge 1.90% Class B    $10.40            --                  --             --       (6.64)%
         All contract charges                         --        30,531            $363,492             --

   ----------
  (a)Units were made available on January 18, 2011.
  (b)Units were made available on May 20, 2013.
  (c)The information shown as of and for the year ended December 31, 2012 and earlier is for units outstanding prior to the transfer of Accumulator 11, Retirement Cornerstone Series and Retirement Cornerstone II Series to Separate Account 70 on January 1, 2013.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Invetsment Options with less than a year of operations, this ratio is not annualized but calculted from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

8. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously refiled with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

          2.  Custodial Agreements. Not applicable.

          3.  Underwriting Contracts.

              (a) Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated April 20, 1998, previously filed with this Registration Statement, (File No. 33-83750) on May 1, 1998.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (d) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (d)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (d)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

              (e)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                        Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (e)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (e)(viii) Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (e)(ix) Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xii) Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (e)(xiii) Thirteenth Amendment dated as of October 1, 2014 to
                        General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

              (e)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                        No. 3.(i) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

              (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit
                        No. 3.(j) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.  Contracts. (Including Riders and Endorsements)

              (a) Form of group annuity contract no. 1050-94IC, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (d) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (e) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

              (g) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (h) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (i) Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on October 15, 1996.

              (j) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on April 30, 1997.

              (k) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (l)       Form of endorsement No. 98 Roth to Contract Form
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (m) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (n) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (o) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (p) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for Assured Payment Option Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (q) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for APO Plus Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (r) Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, previously filed with this Registration Statement File
                        No. 33-83750 on May 1, 1998.

              (s) Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (t) Form of Endorsement applicable to Charitable Remainder Trusts No. 97ENCRTI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (u) Form of Guaranteed Interest Account endorsement no. 98ENGAIAII, and data pages 94ICA/B, incorporated herein by reference to Exhibit No. 4(r) to the Registration Statement on Form N-4 (File No. 333-05593) filed on
                        May 1, 1998.

              (v) Form of Equitable Accumulator TSA Data pages, previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (w) Form of Endorsement Applicable to TSA Data Certificates, incorporated by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File
                        No. 333-05593) filed on May 22, 1998.

              (x) Form of data pages for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (y) Form of data pages (as revised) for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (z)       Form of Endorsement No. 98ENIRAI-IM to Contract
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (a)(a)(i) Form of Data Pages for Equitable Accumulator Flexible
                        Premium IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (a)(a)(ii)Form of data pages for Equitable Accumulator Flexible
                        Premium Roth IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (b)(b) Form of data pages for Equitable Accumulator NQ, QP and TSA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (c)(c) Form of data pages for new version of Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on December 3, 1999.

              (d)(d) Form of endorsement (Form No. 2000ENIRAI-IM) to be used with IRA certificates previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 25, 2000.

              (e)(e) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (f)(f) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (g)(g) Form of Endorsement applicable to Non-Qualified Certificates, Form No 99ENNQ-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (h)(h) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (i)(i) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

              (j)(j) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (k)(k) Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (l)(l) Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4 (a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (m)(m) Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), previously filed with this Registration Statement File No. 33-83750 on April 24, 2013.

              (n)(n) Form of Endorsement applicable to the Commencement of Annuity Benefits (Form No. 2015MMA-G) filed with this Registration Statement File No. 33-83750 on April 20, 2016.

          5.  Applications.

              (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, previously refiled electronically with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (b)(i) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on
                        April 23, 1996.

              (b)(ii) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit No. 5(e) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

              (c) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

              (d) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

              (e) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (h) Form of Enrollment Form/Application for Equitable Accumulator (as revised) for (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 30, 1999.

          6.  Depositor's Certificate of Incorporation And By-Laws.

              (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                        No. 333-05593), filed on April 20, 2006.

          7.  Reinsurance Contracts. Not Applicable.

              Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on
              April 25, 2001.

          8.  Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on
                        February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective

                        Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i) Second Amended and Restated Participation Agreement
                        among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                        Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                        Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

              (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                        No. 3"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v) Amendment No. 4, dated as of June 1, 2014 ("Amendment
                        No. 4"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                        No. 5"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                        No. 6"), to the Second Amended and Restated
                        Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

              (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(b) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(b)(i) Amendment No. 1 dated as of October 21, 2013, to the
                        Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(b)(ii)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                        No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

             (b)(b)(iii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                        No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(b)(iv)Amendment No. 4, dated as of December 10, 2014
                        ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

           9. Legal Opinion.

              Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA

                        Equitable, as to the legality of the securities being registered, filed herewith.

          10.  Other Opinions.

              (a)       Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)       Powers of Attorney, filed herewith.

          11.  Omitted Financial Statements. Not applicable.

          12.  Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2015 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
         No. 333-207015) on Form N-6, filed December 23, 2015.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2015 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 19, 2016.

Item 27. Number of Contractowners

         As of March 31, 2016, there were 9,456 Qualified Contractowners and 5,370 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                       The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726; Insurance Law ss.1216)

                       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Senior Vice President and National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

(c)The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2016.

                                       SEPARATE ACCOUNT NO. 45 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Shane Daly
                                            ------------------------------------
                                            Shane Daly
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 20th day of April, 2016.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh       Mark Pearson
Daniel G. Kaye             Bertram Scott
Peter S. Kraus             Lorie A. Slutsky
Kristi A. Matus            Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 20, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ----------

4(n)(n)      Form of Endorsement applicable to the
             Commencement of Annuity Benefits                   EX-99.4nn

9            Opinion and Consent of Counsel                     EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)        Powers of Attorney                                 EX-99.10b